UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08629

HARTFORD SERIES FUND, INC.

(Exact name of registrant as specified in charter)

P. O. Box 2999, Hartford, Connecticut 06104-2999

(Address of Principal Executive Offices)

Edward P. Macdonald, Esquire

Life Law Unit

The Hartford Financial Services Group, Inc.

200 Hopmeadow Street

Simsbury, Connecticut 06089

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (860) 843-9934

Date of fiscal year end: December 31st

Date of reporting period: September 30 2012

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

TABLE OF CONTENTS

Item 1. Schedule of Investments

Item 2. Controls and Procedures

Item 3. Exhibits

SIGNATURES

EXHIBIT LIST

Certifications

Item 1.   Schedule of Investments.

American Funds Asset Allocation HLS Fund
Schedule of Investments
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
3,575	American Funds Insurance Series - Asset Allocation Fund Class 1		$65,563

	Total investment companies (cost $51,085)		$65,563

	Total investments (cost $51,085) ▲	100.0%	$65,563
	Other assets and liabilities	–%	(14)
	Total net assets	100.0%	$65,549

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2012, the cost of securities for federal income tax purposes was $52,916 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$12,647
Unrealized Depreciation	—
Net Unrealized Appreciation	$12,647

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2012, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$65,563
Total	$65,563

American Funds Blue Chip Income and Growth HLS Fund
Schedule of Investments
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
3,940	American Funds Insurance Series - Blue Chip Income and Growth Fund Class 1		$40,148

	Total investment companies (cost $31,142)		$40,148

	Total investments (cost $31,142) ▲	100.0%	$40,148
	Other assets and liabilities	–%	(10)
	Total net assets	100.0%	$40,138

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2012, the cost of securities for federal income tax purposes was $32,149 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$7,999
Unrealized Depreciation	—
Net Unrealized Appreciation	$7,999

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2012, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$40,148
Total	$40,148

1

American Funds Bond HLS Fund
Schedule of Investments
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
17,455	American Funds Insurance Series - Bond Fund Class 1		$200,730

	Total investment companies (cost $183,501)		$200,730

	Total investments (cost $183,501) ▲	100.0%	$200,730
	Other assets and liabilities	–%	(26)
	Total net assets	100.0%	$200,704

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2012, the cost of securities for federal income tax purposes was $184,428 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$16,302
Unrealized Depreciation	—
Net Unrealized Appreciation	$16,302

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2012, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$200,730
Total	$200,730

American Funds Global Bond HLS Fund
Schedule of Investments
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
3,158	American Funds Insurance Series - Global Bond Fund Class 1		$39,449

	Total investment companies (cost $36,570)		$39,449

	Total investments (cost $36,570) ▲	100.0%	$39,449
	Other assets and liabilities	–%	(12)
	Total net assets	100.0%	$39,437

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2012, the cost of securities for federal income tax purposes was $36,720 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,729
Unrealized Depreciation	—
Net Unrealized Appreciation	$2,729

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2012, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$39,449
Total	$39,449

2

American Funds Global Growth and Income HLS Fund
Schedule of Investments
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
7,422	American Funds Insurance Series - Global Growth and Income Fund Class 1		$77,413

	Total investment companies (cost $54,365)		$77,413

	Total investments (cost $54,365) ▲	100.0%	$77,413
	Other assets and liabilities	–%	(15)
	Total net assets	100.0%	$77,398

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2012, the cost of securities for federal income tax purposes was $56,250 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$21,163
Unrealized Depreciation	—
Net Unrealized Appreciation	$21,163

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2012, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$77,413
Total	$77,413

American Funds Global Growth HLS Fund
Schedule of Investments
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
1,355	American Funds Insurance Series - Global Growth Fund Class 1		$30,572

	Total investment companies (cost $22,594)		$30,572

	Total investments (cost $22,594) ▲	100.0%	$30,572
	Other assets and liabilities	–%	(12)
	Total net assets	100.0%	$30,560

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2012, the cost of securities for federal income tax purposes was $24,187 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$6,385
Unrealized Depreciation	—
Net Unrealized Appreciation	$6,385

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2012, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$30,572
Total	$30,572

3

American Funds Global Small Capitalization HLS Fund
Schedule of Investments
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
2,864	American Funds Insurance Series - Global Small Capitalization Fund Class 1		$55,879

	Total investment companies (cost $45,371)		$55,879

	Total investments (cost $45,371) ▲	100.0%	$55,879
	Other assets and liabilities	–%	(13)
	Total net assets	100.0%	$55,866

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2012, the cost of securities for federal income tax purposes was $47,784 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$8,095
Unrealized Depreciation	—
Net Unrealized Appreciation	$8,095

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2012, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$55,879
Total	$55,879

American Funds Growth HLS Fund
Schedule of Investments
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
5,686	American Funds Insurance Series - Growth Fund Class 1		$341,994

	Total investment companies (cost $219,785)		$341,994

	Total investments (cost $219,785) ▲	100.0%	$341,994
	Other assets and liabilities	–%	(42)
	Total net assets	100.0%	$341,952

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2012, the cost of securities for federal income tax purposes was $228,928 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$113,066
Unrealized Depreciation	—
Net Unrealized Appreciation	$113,066

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2012, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$341,994
Total	$341,994

4

American Funds Growth-Income HLS Fund
Schedule of Investments
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
4,825	American Funds Insurance Series - Growth-Income Fund Class 1		$184,809

	Total investment companies (cost $130,116)		$184,809

	Total investments (cost $130,116) ▲	100.0%	$184,809
	Other assets and liabilities	–%	(22)
	Total net assets	100.0%	$184,787

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2012, the cost of securities for federal income tax purposes was $133,866 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$50,943
Unrealized Depreciation	—
Net Unrealized Appreciation	$50,943

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2012, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$184,809
Total	$184,809

American Funds International HLS Fund
Schedule of Investments
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
13,152	American Funds Insurance Series - International Fund Class 1		$224,115

	Total investment companies (cost $189,549)		$224,115

	Total investments (cost $189,549) ▲	100.0%	$224,115
	Other assets and liabilities	–%	(25)
	Total net assets	100.0%	$224,090

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2012, the cost of securities for federal income tax purposes was $195,228 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$28,887
Unrealized Depreciation	—
Net Unrealized Appreciation	$28,887

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2012, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$224,115
Total	$224,115

5

American Funds New World HLS Fund
Schedule of Investments
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
2,416	American Funds Insurance Series - New World Fund Class 1		$52,953

	Total investment companies (cost $43,892)		$52,953

	Total investments (cost $43,892) ▲	100.0%	$52,953
	Other assets and liabilities	–%	(12)
	Total net assets	100.0%	$52,941

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2012, the cost of securities for federal income tax purposes was $45,955 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$6,998
Unrealized Depreciation	—
Net Unrealized Appreciation	$6,998

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2012, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$52,953
Total	$52,953

6

Hartford Balanced HLS Fund (formerly Hartford Advisers HLS Fund)
Schedule of Investments
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 68.2%
	Automobiles and Components - 0.5%
1,834	Ford Motor Co. w/ Rights	$18,080

	Banks - 3.8%
695	BB&T Corp.	23,049
487	PNC Financial Services Group, Inc.	30,733
2,107	Wells Fargo & Co.	72,762
		126,544
	Capital Goods - 4.5%
421	3M Co.	38,943
332	Boeing Co.	23,096
544	Ingersoll-Rand plc	24,403
663	PACCAR, Inc.	26,517
343	Stanley Black & Decker, Inc.	26,190
148	United Technologies Corp.	11,548
		150,697
	Consumer Durables and Apparel - 0.9%
188	Coach, Inc.	10,504
517	Mattel, Inc.	18,357
		28,861
	Diversified Financials - 5.2%
210	Ameriprise Financial, Inc.	11,884
131	BlackRock, Inc.	23,384
846	Citigroup, Inc.	27,666
196	Goldman Sachs Group, Inc.	22,251
950	Invesco Ltd.	23,747
1,531	JP Morgan Chase & Co.	61,962
		170,894
	Energy - 8.1%
385	Anadarko Petroleum Corp.	26,885
494	BP plc ADR	20,926
213	Chevron Corp.	24,876
971	Exxon Mobil Corp.	88,790
614	Halliburton Co.	20,687
440	Noble Corp.	15,731
311	Occidental Petroleum Corp.	26,806
398	Southwestern Energy Co. ●	13,846
1,180	Statoilhydro ASA ADR	30,434
		268,981
	Food and Staples Retailing - 0.9%
613	CVS Caremark Corp.	29,678

	Food, Beverage and Tobacco - 4.4%
809	General Mills, Inc.	32,230
780	Kraft Foods Group, Inc.	32,269
451	PepsiCo, Inc.	31,930
266	Philip Morris International, Inc.	23,886
694	Unilever N.V. NY Shares ADR	24,634
		144,949
	Health Care Equipment and Services - 2.4%
368	Baxter International, Inc.	22,177
486	Covidien plc	28,876
507	UnitedHealth Group, Inc.	28,116
		79,169
	Insurance - 1.6%
341	American International Group, Inc. ●	11,171
934	Marsh & McLennan Cos., Inc.	31,689
604	Unum Group	11,601
		54,461
	Materials - 2.3%
687	Dow Chemical Co.	19,894
564	International Paper Co.	20,472
381	Mosaic Co.	21,923
351	Nucor Corp.	13,419
		75,708
	Media - 3.0%
328	CBS Corp. Class B	11,926
988	Comcast Corp. Class A	35,327
646	Thomson Reuters Corp.	18,629
616	Walt Disney Co.	32,227
		98,109
	Pharmaceuticals, Biotechnology and Life Sciences - 7.9%
527	Agilent Technologies, Inc.	20,259
372	Amgen, Inc.	31,398
311	Celgene Corp. ●	23,751
1,172	Daiichi Sankyo Co., Ltd.	19,307
1,250	Merck & Co., Inc.	56,375
1,748	Pfizer, Inc.	43,450
157	Roche Holding AG	29,371
407	UCB S.A.	22,371
290	Vertex Pharmaceuticals, Inc. ●	16,220
		262,502
	Retailing - 4.2%
11,702	Allstar Co. ⌂	22,179
31	AutoZone, Inc. ●	11,571
11,241	Buck Holdings L.P. ⌂●†	19,422
425	Kohl's Corp.	21,792
1,520	Lowe's Co., Inc.	45,951
356	Nordstrom, Inc.	19,671
		140,586
	Semiconductors and Semiconductor Equipment - 2.8%
661	Analog Devices, Inc.	25,921
1,093	Intel Corp.	24,779
995	Maxim Integrated Products, Inc.	26,478
459	Xilinx, Inc.	15,349
		92,527
	Software and Services - 5.8%
387	Accenture plc	27,115
455	Automatic Data Processing, Inc.	26,676
594	eBay, Inc. ●	28,739
66	Google, Inc. ●	49,624
1,036	Microsoft Corp.	30,852
1,691	Western Union Co.	30,818
		193,824
	Technology Hardware and Equipment - 7.2%
155	Apple, Inc. ●	103,285
3,010	Cisco Systems, Inc.	57,452
1,063	EMC Corp. ●	28,986
964	Hewlett-Packard Co.	16,440
524	Qualcomm, Inc.	32,739
		238,902
	Telecommunication Services - 0.9%
998	Vodafone Group plc ADR	28,451

7

Hartford Balanced HLS Fund (formerly Hartford Advisers HLS Fund)
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 68.2% - (continued)
	Transportation - 0.6%
224	FedEx Corp.	$18,953

	Utilities - 1.2%
552	NextEra Energy, Inc.	38,852

	Total common stocks
	(cost $1,888,714)	$2,260,728

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.0%
	Finance and Insurance - 0.0%
	CS First Boston Mortgage Securities Corp.
$384	3.94%, 05/15/2038	$388
	Goldman Sachs Mortgage Securities Corp. II
110	2.79%, 03/06/2020 ■Δ	110
	Marriott Vacation Club Owner Trust
314	5.36%, 10/20/2028 ■	316
	New Century Home Equity Loan Trust
8	0.51%, 03/25/2035 Δ	8
	Prudential Commercial Mortgage Trust
570	4.49%, 02/11/2036	575
		1,397

	Total asset & commercial mortgage backed securities
	(cost $1,382)	$1,397

CORPORATE BONDS - 11.3%
	Air Transportation - 0.3%
	Continental Airlines, Inc.
$3,776	5.98%, 04/19/2022	$4,210
	Southwest Airlines Co.
2,700	5.75%, 12/15/2016	3,087
2,834	6.15%, 08/01/2022	3,209
		10,506
	Arts, Entertainment and Recreation - 0.9%
	CBS Corp.
6,860	3.38%, 03/01/2022	7,167
575	5.75%, 04/15/2020	692
	Comcast Corp.
1,740	4.65%, 07/15/2042	1,861
4,500	5.90%, 03/15/2016	5,229
	DirecTV Holdings LLC
3,310	6.38%, 03/01/2041	3,875
	Discovery Communications, Inc.
250	4.95%, 05/15/2042	272
	News America, Inc.
1,275	4.50%, 02/15/2021	1,439
	Time Warner Cable, Inc.
930	4.50%, 09/15/2042	927
4,120	5.85%, 05/01/2017	4,908
	Viacom, Inc.
835	3.88%, 12/15/2021	908
	Virgin Media Secured Finance plc
1,255	5.25%, 01/15/2021	1,456
		28,734
	Beverage and Tobacco Product Manufacturing - 0.4%
	Altria Group, Inc.
2,445	4.75%, 05/05/2021	2,797
	Anheuser-Busch InBev Worldwide, Inc.
4,200	7.75%, 01/15/2019	5,682
	BAT International Finance plc
2,775	3.25%, 06/07/2022 ■	2,848
	Coca-Cola Co.
500	3.30%, 09/01/2021	557
	Diageo Capital plc
430	5.20%, 01/30/2013	437
	Molson Coors Brewing Co.
60	2.00%, 05/01/2017	61
165	3.50%, 05/01/2022	175
495	5.00%, 05/01/2042	553
	Philip Morris International, Inc.
270	5.65%, 05/16/2018	331
		13,441
	Chemical Manufacturing - 0.0%
	Agrium, Inc.
660	6.13%, 01/15/2041	829

	Computer and Electronic Product Manufacturing - 0.1%
	Dell, Inc.
2,735	5.88%, 06/15/2019	3,237

	Couriers and Messengers - 0.0%
	FedEx Corp.
270	2.63%, 08/01/2022	269

	Electrical Equipment and Appliance Manufacturing - 0.2%
	General Electric Co.
6,925	5.00%, 02/01/2013	7,031

	Finance and Insurance - 5.8%
	ACE INA Holdings, Inc.
700	5.88%, 06/15/2014	761
	American Express Centurion Bank
6,350	6.00%, 09/13/2017	7,703
	Bank of America Corp.
200	7.38%, 05/15/2014	219
	Barclays Bank plc
2,150	2.38%, 01/13/2014	2,185
	BP Capital Markets plc
2,850	4.75%, 03/10/2019	3,311
	Brandywine Operating Partnership
2,010	6.00%, 04/01/2016	2,204
	Capital One Financial Corp.
2,460	2.15%, 03/23/2015	2,522
	CDP Financial, Inc.
3,475	4.40%, 11/25/2019 ■	3,994
	Citigroup, Inc.
3,000	5.85%, 08/02/2016	3,385
2,700	6.13%, 05/15/2018	3,196
1,700	6.88%, 03/05/2038	2,234
520	8.13%, 07/15/2039	772
	Credit Agricole S.A.
3,950	3.50%, 04/13/2015 ■	4,041

8

Hartford Balanced HLS Fund (formerly Hartford Advisers HLS Fund)
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 11.3% - (continued)
	Finance and Insurance - 5.8% - (continued)
	Discover Financial Services, Inc.
$3,620	6.45%, 06/12/2017	$4,110
	Eaton Vance Corp.
3,305	6.50%, 10/02/2017	3,991
	Everest Reinsurance Holdings, Inc.
4,525	5.40%, 10/15/2014	4,712
	Ford Motor Credit Co. LLC
2,665	3.00%, 06/12/2017	2,713
	General Electric Capital Corp.
4,300	4.38%, 09/16/2020	4,742
5,000	5.88%, 01/14/2038	5,958
	Goldman Sachs Group, Inc.
6,000	5.63%, 01/15/2017	6,613
1,700	6.15%, 04/01/2018	1,984
2,590	6.25%, 02/01/2041	2,996
	Health Care Properties
2,030	6.00%, 01/30/2017	2,336
	HSBC Holdings plc
4,000	6.10%, 01/14/2042	5,260
	ING Bank N.V.
5,200	3.75%, 03/07/2017 ■	5,479
	Jackson National Life Insurance Co.
6,250	8.15%, 03/15/2027 ■	7,732
	JP Morgan Chase & Co.
2,240	3.25%, 09/23/2022	2,271
2,000	4.95%, 03/25/2020	2,284
6,035	5.13%, 09/15/2014	6,476
1,080	5.40%, 01/06/2042	1,256
	Merrill Lynch & Co., Inc.
11,000	5.00%, 02/03/2014	11,454
1,000	6.40%, 08/28/2017	1,163
6,000	6.88%, 04/25/2018	7,189
	Morgan Stanley
250	5.63%, 09/23/2019	273
	National City Corp.
4,250	6.88%, 05/15/2019	5,247
	New England Mutual Life Insurance Co.
6,000	7.88%, 02/15/2024 ■	7,985
	Nordea Bank AB
1,790	3.70%, 11/13/2014 ■	1,877
	Postal Square L.P.
13,683	8.95%, 06/15/2022	17,846
	Prudential Financial, Inc.
3,000	5.50%, 03/15/2016	3,378
	Rabobank Netherlands
3,900	3.20%, 03/11/2015 ■	4,084
	Republic New York Capital I
500	7.75%, 11/15/2026	505
	Southern Capital Corp.
53	5.70%, 06/30/2022 ■	54
	Sovereign Bancorp, Inc.
4,795	8.75%, 05/30/2018	5,509
	Svenska Handelsbanken AB
2,900	4.88%, 06/10/2014 ■	3,072
	UBS AG Stamford CT
235	5.88%, 12/20/2017	278
	Wachovia Corp.
10,000	5.25%, 08/01/2014	10,749
1,000	5.75%, 06/15/2017	1,198
	WEA Finance LLC
1,450	7.13%, 04/15/2018 ■	1,773
	Wellpoint, Inc.
421	3.30%, 01/15/2023	426
		191,500
	Food Manufacturing - 0.4%
	Kellogg Co.
3,900	4.00%, 12/15/2020	4,372
	Kraft Foods Group, Inc.
555	2.25%, 06/05/2017 ■	571
535	3.50%, 06/06/2022 ■	565
3,800	4.13%, 02/09/2016	4,173
605	5.00%, 06/04/2042 ■	675
285	5.38%, 02/10/2020	344
	Wrigley Jr., William Co.
3,900	3.70%, 06/30/2014 ■	4,023
		14,723
	Health Care and Social Assistance - 0.5%
	Amgen, Inc.
3,300	5.15%, 11/15/2041	3,677
	CVS Caremark Corp.
7,725	6.13%, 08/15/2016	9,154
	Express Scripts, Inc.
1,020	6.25%, 06/15/2014	1,111
	Kaiser Foundation Hospitals
326	3.50%, 04/01/2022	345
640	4.88%, 04/01/2042	729
		15,016
	Information - 0.4%
	America Movil S.A.B. de C.V.
635	3.13%, 07/16/2022	654
530	4.38%, 07/16/2042	550
	AT&T, Inc.
2,510	6.80%, 05/15/2036	3,404
	BellSouth Telecommunications, Inc.
650	7.00%, 12/01/2095	816
	France Telecom S.A.
1,300	4.13%, 09/14/2021	1,438
	SBA Tower Trust
2,035	3.97%, 04/15/2015 ■Δ	2,144
	Verizon Communications, Inc.
2,415	3.50%, 11/01/2021	2,664
240	4.35%, 02/15/2013	244
715	4.75%, 11/01/2041	822
		12,736
	Miscellaneous Manufacturing - 0.0%
	United Technologies Corp.
365	3.10%, 06/01/2022	389

	Motor Vehicle and Parts Manufacturing - 0.2%
	Daimler Finance NA LLC
5,600	2.63%, 09/15/2016 ■	5,842

9

Hartford Balanced HLS Fund (formerly Hartford Advisers HLS Fund)
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 11.3% - (continued)
	Petroleum and Coal Products Manufacturing - 0.5%
	Atmos Energy Corp.
$5,875	6.35%, 06/15/2017	$7,100
	EnCana Corp.
305	5.90%, 12/01/2017	363
	Gazprom Neft OAO via GPN Capital S.A.
1,100	4.38%, 09/19/2022 ■	1,095
	Motiva Enterprises LLC
420	5.75%, 01/15/2020 ■	501
	Ras Laffan Liquefied Natural Gas Co., Ltd.
1,200	5.50%, 09/30/2014 ■	1,298
	Shell International Finance B.V.
6,400	4.38%, 03/25/2020	7,496
		17,853
	Pipeline Transportation - 0.2%
	Kinder Morgan Energy Partners L.P.
5,000	6.95%, 01/15/2038	6,393

	Real Estate, Rental and Leasing - 0.2%
	ERAC USA Finance Co.
1,121	2.25%, 01/10/2014 ■	1,135
340	2.75%, 03/15/2017 ■	350
1,800	4.50%, 08/16/2021 ■	1,967
1,500	5.63%, 03/15/2042 ■	1,604
		5,056
	Retail Trade - 0.2%
	AutoZone, Inc.
1,908	3.70%, 04/15/2022	2,011
	Lowe's Cos., Inc.
3,400	4.63%, 04/15/2020	3,935
		5,946
	Soap, Cleaning Compound and Toilet Manufacturing - 0.4%
	Procter & Gamble Co.
9,341	9.36%, 01/01/2021	12,653

	Utilities - 0.6%
	Consolidated Edison Co. of NY
4,605	5.30%, 12/01/2016	5,356
	Enel Finance International S.A.
300	3.88%, 10/07/2014 ■	308
	Indianapolis Power and Light
8,000	6.60%, 06/01/2037 ■	10,393
	Southern California Edison Co.
4,000	5.55%, 01/15/2037	5,129
		21,186
	Total corporate bonds
	(cost $327,137)	$373,340

MUNICIPAL BONDS - 1.2%
	General Obligations - 0.4%
	California State GO, Taxable,
$1,235	7.55%, 04/01/2039	$1,675
	Chicago, IL, Metropolitan Water Reclamation GO,
685	5.72%, 12/01/2038	889
	Los Angeles, CA, USD GO,
4,300	5.75%, 07/01/2034	5,067
	Oregon State GO,
6,000	4.76%, 06/30/2028	7,103
		14,734
	Health Care/Services - 0.1%
	University of California, Regents MedCenter Pooled Rev,
1,935	6.58%, 05/15/2049	2,575

	Higher Education (Univ., Dorms, etc.) - 0.1%
	University of California, Build America Bonds Rev,
1,960	5.77%, 05/15/2043	2,413

	Refunded - 0.1%
	Irvine Ranch, CA, Water Dist Joint Powers Agency,
2,870	2.61%, 03/15/2014	2,959

	Tax Allocation - 0.1%
	Dallas, TX, Area Rapid Transit Sales Tax Rev,
2,200	6.00%, 12/01/2044	3,027

	Transportation - 0.4%
	Bay Area, CA, Toll Auth Bridge Rev,
3,100	6.26%, 04/01/2049	4,363
	Illinois State Toll Highway Auth, Taxable Rev,
1,875	6.18%, 01/01/2034	2,378
	Maryland State Transportation Auth,
1,350	5.89%, 07/01/2043	1,799
	New York and New Jersey PA, Taxable Rev,
975	5.86%, 12/01/2024	1,264
570	6.04%, 12/01/2029	728
	North Texas Tollway Auth Rev,
3,400	6.72%, 01/01/2049	4,613
		15,145
	Total municipal bonds
	(cost $32,792)	$40,853

U.S. GOVERNMENT AGENCIES - 1.2%
	FHLMC - 0.7%
$148	2.26%, 04/01/2029 Δ	$154
56	4.00%, 03/01/2041	61
6,907	5.00%, 07/01/2028 - 05/01/2041	7,527
14,836	5.50%, 12/01/2036 - 06/01/2041	16,180
		23,922
	FNMA - 0.1%
779	4.78%, 02/01/2014	803
1,338	4.98%, 12/01/2013	1,384
231	5.00%, 02/01/2019 - 04/01/2019	252
10	6.50%, 11/01/2013	10
1	7.00%, 02/01/2029	1
		2,450
	GNMA - 0.4%
3,547	6.00%, 06/15/2024 - 06/15/2035	4,048
1,136	6.50%, 03/15/2026 - 02/15/2035	1,341

10

Hartford Balanced HLS Fund (formerly Hartford Advisers HLS Fund)
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
U.S. GOVERNMENT AGENCIES - 1.2% - (continued)
	GNMA - 0.4% - (continued)
$4,951	7.00%, 11/15/2031 - 11/15/2033	$5,889
237	7.50%, 09/16/2035	274
912	8.00%, 09/15/2026 - 02/15/2031	1,037
61	9.00%, 06/20/2016 - 06/15/2022	66
		12,655
	Total U.S. government agencies
	(cost $37,189)	$39,027

U.S. GOVERNMENT SECURITIES - 16.0%
Other Direct Federal Obligations - 2.8%
	FFC - 0.5%
$17,617	4.40%, 12/06/2013 - 12/27/2013 ○	$17,486

	Tennessee Valley Authority - 2.3%
22,300	4.38%, 06/15/2015	24,705
50,000	6.00%, 03/15/2013	51,309
		76,014
		93,500
U.S. Treasury Securities - 13.2%
	U.S. Treasury Bonds - 3.9%
5,500	3.00%, 05/15/2042	5,703
43,763	4.38%, 02/15/2038 - 11/15/2039	57,726
18,000	6.00%, 02/15/2026	26,345
25,650	6.25%, 08/15/2023	37,221
		126,995
	U.S. Treasury Notes - 9.3%
21,460	0.25%, 03/31/2014 - 08/31/2014	21,465
10,500	0.63%, 05/31/2017	10,526
5,343	0.88%, 01/31/2017	5,425
4,800	1.00%, 09/30/2016	4,902
113,200	1.25%, 10/31/2015 □	116,375
28,700	1.50%, 06/30/2016	29,844
23,000	1.63%, 08/15/2022	22,975
6,415	1.75%, 05/15/2022	6,505
5,300	2.00%, 04/30/2016	5,602
23,000	2.75%, 02/15/2019	25,625
18,935	3.50%, 05/15/2020	22,170
25,000	3.88%, 05/15/2018	29,314
9,700	4.25%, 08/15/2013	10,043
		310,771
		437,766
	Total U.S. government securities
	(cost $482,848)	$531,266

	Total long-term investments
	(cost $2,770,062)	$3,246,611

SHORT-TERM INVESTMENTS - 1.8%
Repurchase Agreements - 1.8%
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
10/01/2012 in the amount of $18,854,
collateralized by FHLB 4.91%, 2015,
FHLMC 2.41% - 6.00%, 2027 - 2042,
FNMA 2.05% - 5.94%, 2022 - 2042, value
	of $19,231)
$18,854	0.17%, 09/28/2012	$18,854
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2012 in the
amount of $6,590, collateralized by
FHLMC 4.00% - 4.50%, 2024 - 2026,
FNMA 4.00% - 5.00%, 2035 - 2042,
	GNMA 5.00%, 2039, value of $6,722)
6,590	0.23%, 09/28/2012	6,590
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $5,069, collateralized by U.S. Treasury Note 0.25%, 2015, value of $5,171)
5,069	0.20%, 09/28/2012	5,069
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $6,101, collateralized by FNMA 2.50% - 3.00%, 2027 - 2042, value of $6,223)
6,101	0.25%, 09/28/2012	6,101
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $391, collateralized by FNMA 5.00%, 2038, value of $399)
391	0.25%, 09/28/2012	391
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $6,408, collateralized by U.S. Treasury Note 0.88%, 2017, value of $6,536)
6,408	0.20%, 09/28/2012	6,408
TD Securities TriParty Repurchase
Agreement (maturing on 10/01/2012 in the
amount of $13,647, collateralized by
FHLB 1.75% - 3.13%, 2013 - 2021,
FHLMC 0.30% - 6.00%, 2013 - 2042,
FNMA 0.38% - 6.25%, 2013 - 2042, U.S.
Treasury Bill 0.10%, 2012, value of
	$13,919)
13,647	0.20%, 09/28/2012	13,647
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2012 in the amount of $109, collateralized by U.S. Treasury Note 1.50%, 2016, value of $112)
109	0.18%, 09/28/2012	109

11

Hartford Balanced HLS Fund (formerly Hartford Advisers HLS Fund)
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 1.8% - (continued)
Repurchase Agreements - 1.8% - (continued)
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $2,555, collateralized by FHLB 0.84%, 2012, GNMA 2.50% -13.50%, 2012 - 2042, value of $2,606)
$2,555	0.20%, 09/28/2012		$2,555
			59,724
	Total short-term investments
	(cost $59,724)		$59,724

	Total investments
	(cost $2,829,786) ▲	99.7%	$3,306,335
	Other assets and liabilities	0.3%	10,605
	Total net assets	100.0%	$3,316,940

12

Hartford Balanced HLS Fund (formerly Hartford Advisers HLS Fund)
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At September 30, 2012, the cost of securities for federal income tax purposes was $2,860,889 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$552,415
Unrealized Depreciation	(106,969)
Net Unrealized Appreciation	$445,446

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At September 30, 2012, the aggregate value of these securities was $19,422, which represents 0.6% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2012.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At September 30, 2012, the aggregate value of these securities was $75,836, which represents 2.3% of total net assets.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	11,702	Allstar Co.	$11,913
06/2007	11,241	Buck Holdings L.P.	4,119

At September 30, 2012, the aggregate value of these securities was $41,601, which represents 1.3% of total net assets.

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at September 30, 2012 as listed in the table below:

Description	Number of Contracts*	Expiration Date	Notional Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 10-Year Note Future	264	12/19/2012	$35,208	$35,240	$32

* The number of contracts does not omit 000's.

13

Hartford Balanced HLS Fund (formerly Hartford Advisers HLS Fund)
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shorts Outstanding at September 30, 2012

Description	Principal Amount	Maturity Date	Market Value ╪	Unrealized Appreciation/ Depreciation
FHLMC, 5.50%	$12,000	10/15/2038	$13,074	$6

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Bond Abbreviations:
GO	General Obligation
PA	Port Authority
Rev	Revenue
USD	United School District

Other Abbreviations:
ADR	American Depositary Receipt
FFC	Federal Financing Corporation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Investment Valuation Hierarchy Level Summary

September 30, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$1,397	$–	$1,389	$8
Common Stocks ‡	2,260,728	2,148,078	71,049	41,601
Corporate Bonds	373,340	–	348,021	25,319
Municipal Bonds	40,853	–	40,853	–
U.S. Government Agencies	39,027	–	39,027	–
U.S. Government Securities	531,266	29,086	502,180	–
Short-Term Investments	59,724	–	59,724	–
Total	$3,306,335	$2,177,164	$1,062,243	$66,928
Futures *	32	32	–	–
Total	$32	$32	$–	$–
Liabilities:
Securities Sold Short	$13,074	$–	$13,074	$–
Total	$13,074	$–	$13,074	$–

♦	For the nine-month period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

14

Hartford Balanced HLS Fund (formerly Hartford Advisers HLS Fund)
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of September 30, 2012
Assets:
Asset & Commercial Mortgage Backed Securities	$7	$—	$1	†	$—	$—	$—	$—	$—	$8
Common Stocks	37,276	8,979	6,841	‡	—	—	(11,495)	—	—	41,601
Corporate Bonds	7,254	(48)	(526	)§	(77)	—	(628)	19,344	—	25,319
Total	$44,537	$8,931	$6,316		$(77)	$—	$(12,123)	$19,344	$—	$66,928

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2012 was $1.
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2012 was $6,841.
§	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2012 was $(526).

Distribution by Credit Quality

as of September 30, 2012

Credit Rating *	Percentage of Net Assets
Aaa / AAA	0.2%
Aa / AA	2.2
A	4.5
Baa / BBB	4.9
Ba / BB	0.2
Unrated	0.5
U.S. Government Agencies and Securities	17.2
Non Debt Securities and Other Short-Term Instruments	70.0
Other Assets & Liabilities	0.3
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

15

Hartford Capital Appreciation HLS Fund
Schedule of Investments
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.3%
	Automobiles and Components - 3.9%
135	Allison Transmission Holdings, Inc.	$2,718
37	Continental AG	3,674
785	Dana Holding Corp.	9,658
3,382	Dongfeng Motor Group Co., Ltd.	3,930
15,876	Ford Motor Co. w/ Rights	156,536
261	General Motors Co. ●	5,943
5,473	Goodyear (The) Tire & Rubber Co. ●	66,714
71	Harley-Davidson, Inc.	2,987
1,784	Modine Manufacturing Co. ●	13,164
1,292	Stoneridge, Inc. ●	6,420
204	Tenneco Automotive, Inc. ●	5,702
1,402	TRW Automotive Holdings Corp. ●	61,302
508	Yamaha Motor Co., Ltd.	4,433
		343,181
	Banks - 3.0%
2,651	Grupo Financiero Santander Mexico S.A.B. de C.V.	36,316
272	Hana Financial Holdings ☼	8,284
18,623	Mitsubishi UFJ Financial Group, Inc.	87,148
418	Oversea-Chinese Banking Corp., Ltd.	3,173
638	PNC Financial Services Group, Inc.	40,241
291	Standard Chartered plc	6,590
2,325	Wells Fargo & Co.	80,268
		262,020
	Capital Goods - 6.4%
168	3M Co.	15,517
84	AGCO Corp. ●	3,998
353	AMETEK, Inc.	12,528
342	Assa Abloy Ab	11,119
224	Belden, Inc.	8,254
79	Caterpillar, Inc.	6,782
133	Dover Corp.	7,927
235	Eaton Corp.	11,120
60	Fanuc Corp.	9,690
54	Flowserve Corp.	6,922
2,260	General Electric Co.	51,325
91	Honeywell International, Inc.	5,414
193	Illinois Tool Works, Inc.	11,466
185	Ingersoll-Rand plc	8,300
7,854	Itochu Corp.	79,285
142	Joy Global, Inc.	7,932
143	L-3 Communications Holdings, Inc.	10,239
296	Lockheed Martin Corp.	27,630
1,353	Meritor, Inc. ●	5,736
406	Northrop Grumman Corp.	26,956
193	Owens Corning, Inc. ●	6,454
112	PACCAR, Inc.	4,478
62	Parker-Hannifin Corp.	5,180
944	Pentair, Inc.	42,000
327	Polypore International, Inc. ●	11,571
147	Rexel S.A.	2,951
2,502	Rolls-Royce Holdings plc	34,126
1,172	Safran S.A.	42,151
172	Schneider Electric S.A.	10,150
95	Siemens AG	9,461
400	Skf AB B Shares	8,642
142	Stanley Black & Decker, Inc.	10,820
130	TransDigm Group, Inc. ●	18,400
107	United Rentals, Inc. ●	3,507
125	United Technologies Corp.	9,802
56	Wabco Holdings, Inc. ●	3,209
162	WESCO International, Inc. ●	9,272
41	Zodiac Aerospace	4,012
		564,326
	Commercial and Professional Services - 0.2%
158	Edenred	4,436
379	Manpower, Inc.	13,955
		18,391
	Consumer Durables and Apparel - 1.3%
56	Cie Financiere Richemont S.A.	3,349
173	Coach, Inc.	9,678
516	D.R. Horton, Inc.	10,646
113	Deckers Outdoor Corp. ●	4,133
243	De'Longhi S.p.A.	2,850
878	Fifth & Pacific Cos., Inc. ●	11,218
2,092	Furniture Brands International, Inc. ●	3,034
241	Hanesbrands, Inc. ●	7,696
61	Jarden Corp.	3,225
107	Lennar Corp.	3,709
35	Lululemon Athletica, Inc. ●	2,570
21	LVMH Moet Hennessy Louis Vuitton S.A.	3,105
381	Mattel, Inc.	13,533
30	Michael Kors Holdings Ltd. ●	1,590
195	Pulte Group, Inc. ●	3,027
67	PVH Corp.	6,242
299	True Religion Apparel, Inc.	6,367
63	V.F. Corp.	9,976
260	Vera Bradley, Inc. ●	6,189
70	Whirlpool Corp.	5,826
		117,963
	Consumer Services - 1.8%
83	Buffalo Wild Wings, Inc. ●	7,153
575	Burger King Worldwide, Inc. ●	8,021
388	Compass Group plc	4,284
375	Ctrip.com International Ltd. ADR ●	6,324
179	DeVry, Inc.	4,067
1,326	Dunkin' Brands Group, Inc.	38,710
306	ITT Educational Services, Inc. ●	9,868
2,543	Sands China Ltd. §	9,414
280	Tim Hortons, Inc.	14,587
755	Wyndham Worldwide Corp.	39,614
579	Wynn Macau Ltd.	1,551
171	Yum! Brands, Inc.	11,324
		154,917
	Diversified Financials - 7.6%
375	Ameriprise Financial, Inc.	21,279
11,562	Bank of America Corp.	102,095
214	BlackRock, Inc.	38,149
4,223	Citigroup, Inc.	138,191
389	Credit Suisse Group AG	8,220
210	Discover Financial Services, Inc.	8,343
376	Goldman Sachs Group, Inc.	42,698
5,734	ING Groep N.V. ●	45,415
5,547	JP Morgan Chase & Co.	224,543
391	Nasdaq OMX Group, Inc.	9,113
533	NYSE Euronext	13,127

1

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.3% - (continued)
	Diversified Financials - 7.6% - (continued)
138	Oaktree Capital Group LLC	$5,674
75	Solar Cayman Ltd. ⌂■●†	7
365	Waddell and Reed Financial, Inc. Class A w/ Rights	11,974
		668,828
	Energy - 10.3%
817	Anadarko Petroleum Corp.	57,102
51	Apache Corp.	4,427
198	Atwood Oceanics, Inc. ●	8,988
604	Baker Hughes, Inc.	27,317
1,332	BG Group plc	26,943
1,334	BP plc	9,405
1,213	BP plc ADR	51,392
114	Cabot Oil & Gas Corp.	5,097
150	Cameron International Corp. ●	8,427
388	Canadian Natural Resources Ltd. ADR	11,936
1,218	Cheniere Energy, Inc. ●	18,943
1,961	Chesapeake Energy Corp.	37,002
151	Chevron Corp.	17,589
1,592	Cobalt International Energy, Inc. ●	35,465
226	Consol Energy, Inc.	6,777
109	Diamond Offshore Drilling, Inc.	7,165
1,744	Ensco plc	95,161
52	EOG Resources, Inc.	5,851
150	Exxon Mobil Corp.	13,736
1,055	Halliburton Co.	35,558
961	Imperial Oil Ltd.	44,239
1	Inpex Corp.	6,634
5,667	JX Holdings, Inc.	30,957
1,980	Karoon Gas Australia Ltd. ●	11,019
376	Kior, Inc. ●	3,500
628	Lone Pine Resources, Inc. ●	979
528	McDermott International, Inc. ●	6,447
57	National Oilwell Varco, Inc.	4,566
514	Newfield Exploration Co. ●	16,111
528	Occidental Petroleum Corp.	45,474
450	Patterson-UTI Energy, Inc.	7,120
289	Petroleo Brasileiro S.A. ADR	6,632
440	Petroleum Geo-Services ASA	7,322
43	Pioneer Natural Resources Co.	4,458
282	QEP Resources, Inc.	8,938
536	Repsol S.A.	10,426
305	Royal Dutch Shell plc ADR	21,524
1,457	Southwestern Energy Co. ●	50,680
329	Statoil ASA	8,481
351	Superior Energy Services, Inc. ●	7,206
775	Tesoro Corp. ●	32,483
305	TGS Nopec Geophysical Co. ASA	9,961
160	Transocean, Inc.	7,185
541	Trican Well Service Ltd.	7,035
129	Tullow Oil plc	2,870
1,566	Uranium One, Inc. ●	3,743
1,669	Valero Energy Corp.	52,861
178	Whiting Petroleum Corp. ●	8,431
		911,563
	Food and Staples Retailing - 1.4%
1,965	CVS Caremark Corp.	95,163
175	FamilyMart Co., Ltd.	8,573
131	Seven & I Holdings Co., Ltd.	4,002
1,502	Tesco plc	8,064
152	Wal-Mart Stores, Inc.	11,191
		126,993
	Food, Beverage and Tobacco - 2.7%
172	Archer Daniels Midland Co.	4,667
81	British American Tobacco plc	4,184
337	Coca-Cola Co.	12,778
88	Diageo plc ADR	9,958
260	General Mills, Inc.	10,341
597	Green Mountain Coffee Roasters, Inc. ●	14,174
358	Groupe Danone	22,037
613	Grupo Modelo S.A.B. de C.V.	5,522
1,113	Kraft Foods Group, Inc.	46,034
61	Lorillard, Inc.	7,142
731	Maple Leaf Foods, Inc. w/ Rights	8,239
411	Molson Coors Brewing Co.	18,510
474	PepsiCo, Inc.	33,577
397	Philip Morris International, Inc.	35,746
268	Unilever N.V. NY Shares ADR	9,491
		242,400
	Health Care Equipment and Services - 4.1%
356	Aetna, Inc.	14,106
729	Cardinal Health, Inc.	28,396
8,873	CareView Communications, Inc. ●	9,228
115	Catamaran Corp. ●	11,269
107	Cie Generale d'Optique Essilor International S.A.	10,020
145	CIGNA Corp.	6,835
682	Covidien plc	40,530
141	Edwards Lifesciences Corp. ●	15,135
36	Heartware International, Inc. ●	3,438
3,192	Hologic, Inc. ●	64,610
3	Intuitive Surgical, Inc. ●	1,319
1,170	Medtronic, Inc.	50,444
1,493	St. Jude Medical, Inc.	62,887
181	Team Health Holdings ●	4,913
209	UnitedHealth Group, Inc.	11,566
524	Universal Health Services, Inc. Class B	23,940
		358,636
	Household and Personal Products - 0.1%
49	Energizer Holdings, Inc. ●	3,618
191	Herbalife Ltd.	9,068
		12,686
	Insurance - 3.9%
297	ACE Ltd.	22,483
1,668	Aflac, Inc. ‡	79,880
3,927	AIA Group Ltd. ☼	14,553
3,570	American International Group, Inc. ●	117,060
118	Aon plc	6,167
652	Assured Guaranty Ltd.	8,885
776	AXA S.A.	11,554
1,060	China Pacific Insurance	3,185
512	Marsh & McLennan Cos., Inc.	17,369
315	Principal Financial Group, Inc.	8,489
325	Prudential plc	4,222
132	Reinsurance Group of America, Inc.	7,665
99	StanCorp Financial Group, Inc.	3,086
114	Swiss Re Ltd.	7,329
809	Unum Group	15,556

2

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.3% - (continued)
	Insurance - 3.9% - (continued)
514	XL Group plc	$12,344
33	Zurich Financial Services AG	8,237
		348,064
	Materials - 4.9%
11	Agnico-Eagle Mines Ltd.	577
60	Agrium U.S., Inc.	6,187
144	Air Liquide	17,793
88	Akzo Nobel N.V.	4,967
73	Ball Corp.	3,077
316	Barrick Gold Corp.	13,213
71	BASF SE	5,960
277	Cabot Corp.	10,134
386	Celanese Corp.	14,615
667	Continental Gold Ltd. ●	5,977
325	CRH plc	6,260
82	Crown Holdings, Inc. ●	3,029
141	Detour Gold Corp. ●	3,933
1,174	Dow Chemical Co.	33,989
6,479	Glencore International plc	35,990
1,950	International Paper Co.	70,835
202	JSR Corp.	3,301
102	KGHM Polska Miedz S.A.	4,885
863	Louisiana-Pacific Corp. ●	10,784
1,081	Lundin Mining Corp. ●	5,517
664	Methanex Corp. ADR	18,948
989	Molycorp, Inc. ●	11,370
58	Monsanto Co.	5,322
1,078	Mosaic Co.	62,091
838	Norbord, Inc. ●	14,837
363	PETRONAS Chemicals Group Berhad	759
10,861	PTT Chemical Public Co., Ltd. ●	22,200
126	Rio Tinto plc ADR	5,903
95	Rock Tenn Co. Class A	6,830
1,970	Sino Forest Corp. Class A ⌂●†	—
1,760	TSRC Corp.	3,889
183	Umicore S.A.	9,591
317	Walter Energy, Inc.	10,300
		433,063
	Media - 4.2%
104	AMC Networks, Inc. Class A ●	4,523
212	CBS Corp. Class B	7,716
222	Comcast Corp. Class A	7,951
78	DirecTV ●	4,114
665	Gannett Co., Inc.	11,795
30	Harvey Weinstein Co. Holdings Class A-1 ⌂●†∞	—
250	Liberty Global, Inc. ●	15,169
667	Omnicom Group, Inc.	34,400
300	Pandora Media, Inc. ●	3,283
76	Publicis Groupe	4,249
2,808	Sirius XM Radio, Inc. w/ Rights ●	7,300
278	Thomson Reuters Corp.	8,035
2,130	Time Warner, Inc.	96,563
1,346	Viacom, Inc. Class B	72,118
1,768	Walt Disney Co.	92,405
313	WPP plc	4,269
		373,890
	Pharmaceuticals, Biotechnology and Life Sciences - 8.4%
730	Agilent Technologies, Inc.	28,084
192	Alkermes plc ●	3,977
771	Almirall S.A. ●	6,007
327	Amgen, Inc.	27,608
970	Arena Pharmaceuticals, Inc. ●	8,068
119	Auxilium Pharmaceuticals, Inc. ●	2,922
1,616	AVANIR Pharmeceuticals, Inc. ●	5,170
108	Biogen Idec, Inc. ●	16,128
331	Bristol-Myers Squibb Co.	11,158
278	Bruker Corp. ●	3,640
112	Celgene Corp. ●	8,592
124	Cubist Pharmaceuticals, Inc. ●	5,893
983	Daiichi Sankyo Co., Ltd.	16,198
399	Elan Corp. plc ADR ●	4,279
1,780	Gilead Sciences, Inc. ●	118,081
1,081	Johnson & Johnson	74,477
272	Map Pharmaceuticals, Inc. ●	4,233
2,001	Merck & Co., Inc.	90,231
10	Onyx Pharmaceuticals, Inc. ●	811
188	PAREXEL International Corp. ●	5,795
469	Pfizer, Inc.	11,660
57	Regeneron Pharmaceuticals, Inc. ●	8,712
301	Roche Holding AG	56,249
68	Salix Pharmaceuticals Ltd. ●	2,879
139	Seattle Genetics, Inc. ●	3,735
858	Shionogi & Co., Ltd.	13,069
3,889	Teva Pharmaceutical Industries Ltd. ADR	161,026
2,170	TherapeuticsMD, Inc. ●	7,488
38	Vertex Pharmaceuticals, Inc. ●	2,121
155	Waters Corp. ●	12,955
70	Watson Pharmaceuticals, Inc. ●	5,987
742	WuXi PharmaTech Cayman, Inc. ●	11,073
		738,306
	Real Estate - 1.0%
526	BR Malls Participacoes S.A.	7,235
142	Daito Trust Construction Co., Ltd.	14,255
72	Health Care, Inc. REIT	4,181
492	Host Hotels & Resorts, Inc.	7,895
82	Unibail-Rodamco SE	16,312
3,757	Westfield Group	39,477
		89,355
	Retailing - 6.4%
631	Abercrombie & Fitch Co. Class A	21,409
8,452	Allstar Co. ⌂†	16,019
130	Amazon.com, Inc. ●	33,056
157	AutoZone, Inc. ●	58,038
143	Bed Bath & Beyond, Inc. ●	9,009
29,055	Buck Holdings L.P. ⌂●†	50,202
133	Buckle (The), Inc.	6,058
540	CarMax, Inc. ●	15,272
380	Chico's FAS, Inc.	6,875
120	Dollar General Corp. ●	6,174
84	Dollarama, Inc.	5,366
92	DSW, Inc.	6,156
411	Express, Inc. ●	6,087
644	Family Dollar Stores, Inc.	42,730
104	Francescas Holding Corp. ●	3,202
336	GameStop Corp. Class A	7,055
351	Gap, Inc.	12,552

3

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.3% - (continued)
	Retailing - 6.4% - (continued)
171	GNC Holdings, Inc.	$6,665
124	HomeAway, Inc. ●	2,907
127	J.C. Penney Co., Inc.	3,085
438	Kohl's Corp.	22,446
910	Liberty Media - Interactive A ●	16,833
474	LKQ Corp. ●	8,769
2,022	Lowe's Co., Inc.	61,140
12	Priceline.com, Inc. ●	7,156
167	Shutterfly, Inc. ●	5,189
2,472	Staples, Inc.	28,482
319	Start Today Co., Ltd.	4,555
501	Target Corp.	31,778
1,067	TJX Cos., Inc.	47,773
66	Ulta Salon, Cosmetics & Fragrances, Inc.	6,395
176	Urban Outfitters, Inc. ●	6,609
		565,042
	Semiconductors and Semiconductor Equipment - 1.6%
226	Altera Corp.	7,684
375	Analog Devices, Inc.	14,700
517	ASML Holding N.V. ADR	27,774
1,463	GT Advanced Technologies, Inc. ●	7,971
626	Intel Corp.	14,202
180	Maxim Integrated Products, Inc.	4,784
1,011	Micron Technology, Inc. ●	6,053
1,182	RF Micro Devices, Inc. ●	4,667
2	Samsung Electronics Co., Ltd.	1,826
317	Skyworks Solutions, Inc. ●	7,465
3,789	Taiwan Semiconductor Manufacturing Co., Ltd.	11,656
1,316	Teradyne, Inc. ●	18,713
328	Xilinx, Inc.	10,970
		138,465
	Software and Services - 9.3%
202	Accenture plc	14,167
3,945	Activision Blizzard, Inc.	44,501
167	Akamai Technologies, Inc. ●	6,376
358	Amadeus IT Holding S.A. Class A	8,339
229	Automatic Data Processing, Inc.	13,448
6	Baidu, Inc. ADR ●	752
123	BMC Software, Inc. ●	5,123
522	Booz Allen Hamilton Holding Corp.	7,231
822	Cadence Design Systems, Inc. ●	10,571
217	Check Point Software Technologies Ltd. ADR ●	10,453
110	Cognizant Technology Solutions Corp. ●	7,665
113	Concur Technologies, Inc. ●	8,302
115	DeNa Co., Ltd.	3,823
218	Dropbox, Inc. ⌂●†	1,774
1,043	eBay, Inc. ●	50,492
126	Equinix, Inc. ●	25,886
1,910	Genpact Ltd. ●	31,859
192	Global Payments, Inc.	8,019
60	Google, Inc. ●	45,302
418	IAC/InterActiveCorp.	21,757
50	IBM Corp.	10,270
460	iGate Corp. ●	8,353
100	Imperva, Inc. ●	3,696
115	Kakaku.com, Inc.	4,307
172	LinkedIn Corp. Class A ●	20,663
23	Mastercard, Inc.	10,366
5,405	Microsoft Corp.	160,968
3,507	Oracle Corp.	110,439
232	Paychex, Inc.	7,711
256	Rovi Corp. ●	3,716
70	Salesforce.com, Inc. ●	10,737
469	Splunk, Inc. ●	17,205
59	Teradata Corp. ●	4,470
193	Tibco Software, Inc. ●	5,844
385	TiVo, Inc. ●	4,018
172	Velti plc ●	1,440
281	VeriFone Systems, Inc. ●	7,832
509	VeriSign, Inc. ●	24,773
65	Visa, Inc.	8,690
3,150	Western Union Co.	57,391
119	Wright Express Corp. ●	8,262
		816,991
	Technology Hardware and Equipment - 7.0%
397	Acme Packet, Inc. ●	6,794
305	Apple, Inc. ●	203,602
366	Arrow Electronics, Inc. ●	12,345
771	Aruba Networks, Inc. ●	17,336
155	Canon, Inc.	4,962
2,579	Ciena Corp. ●	35,069
5,094	Cisco Systems, Inc.	97,239
1,267	EMC Corp. ●	34,550
257	Emulex Corp. ●	1,851
1,647	Flextronics International Ltd. ●	9,880
148	Harris Corp.	7,574
296	Hewlett-Packard Co.	5,045
21,280	Hon Hai Precision Industry Co., Ltd. ●	66,630
171	Jabil Circuit, Inc.	3,201
1,110	JDS Uniphase Corp. ●	13,743
2,792	Juniper Networks, Inc. ●	47,766
5,915	Legend Holdings Ltd.	4,876
112	National Instruments Corp.	2,824
259	NetApp, Inc. ●	8,506
444	QLogic Corp. ●	5,074
106	Qualcomm, Inc.	6,646
80	SanDisk Corp. ●	3,470
175	Trimble Navigation Ltd. ●	8,331
184	Universal Display Corp. ●	6,309
		613,623
	Telecommunication Services - 1.3%
292	AT&T, Inc.	10,993
277	SoftBank Corp.	11,198
1,019	Sprint Nextel Corp. ●	5,627
304	Tele2 Ab B Shares	5,521
492	Telefonica S.A.	6,574
510	Telenor ASA	9,956
2,621	Vivendi S.A.	51,085
344	Vodafone Group plc ADR	9,792
		110,746
	Transportation - 6.0%
21,302	AirAsia Berhad	21,003
147	Canadian National Railway Co.	12,981
1,057	CSX Corp.	21,937
7,937	Delta Air Lines, Inc. ●	72,699
142	Expeditors International of Washington, Inc.	5,156

4

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 97.3% - (continued)
	Transportation - 6.0% - (continued)
953	FedEx Corp.		$80,643
5,092	Hertz Global Holdings, Inc. ●		69,914
5,745	JetBlue Airways Corp. ●		27,520
694	Knight Transportation, Inc.		9,920
115	Localiza Rent a Car S.A.		1,987
1,361	Toll Holdings Ltd. ☼		6,192
165	Union Pacific Corp.		19,633
6,717	United Continental Holdings, Inc. ●		130,978
653	United Parcel Service, Inc. Class B		46,732
			527,295
	Utilities - 0.5%
364	Companhia Energetica de Minas Gerais ADR		4,409
192	Entergy Corp.		13,334
694	UGI Corp.		22,023
325	Xcel Energy, Inc.		9,000
			48,766
	Total common stocks
	(cost $8,173,690)		$8,585,510

WARRANTS - 0.0%
	Pharmaceuticals, Biotechnology and Life Sciences - 0.0%
510	Novavax, Inc. ⌂●		$—

	Total warrants
	(cost $–)		$—

CORPORATE BONDS - 0.3%
	Finance and Insurance - 0.3%
	MBIA Insurance Co.
$53,500	14.00%, 01/15/2033 ■Δ		$27,285

	Total corporate bonds
	(cost $53,141)		$27,285

	Total long-term investments
	(cost $8,226,831)		$8,612,795

SHORT-TERM INVESTMENTS - 2.8%
Repurchase Agreements - 2.8%
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
10/01/2012 in the amount of $78,043,
collateralized by FHLB 4.91%, 2015,
FHLMC 2.41% - 6.00%, 2027 - 2042,
FNMA 2.05% - 5.94%, 2022 - 2042, value
	of $79,603)
$78,042	0.17%, 09/28/2012		$78,042
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2012 in the
amount of $27,279, collateralized by
FHLMC 4.00% - 4.50%, 2024 - 2026,
FNMA 4.00% - 5.00%, 2035 - 2042,
	GNMA 5.00%, 2039, value of $27,824)
27,278	0.23%, 09/28/2012		27,278
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $20,984, collateralized by U.S. Treasury Note 0.25%, 2015, value of $21,403)
20,983	0.20%, 09/28/2012		20,983
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $25,256, collateralized by FNMA 2.50% - 3.00%, 2027 - 2042, value of $25,761)
25,256	0.25%, 09/28/2012		25,256
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $1,620, collateralized by FNMA 5.00%, 2038, value of $1,652)
1,620	0.25%, 09/28/2012		1,620
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $26,524, collateralized by U.S. Treasury Note 0.88%, 2017, value of $27,054)
26,523	0.20%, 09/28/2012		26,523
TD Securities TriParty Repurchase
Agreement (maturing on 10/01/2012 in the
amount of $56,489, collateralized by
FHLB 1.75% - 3.13%, 2013 - 2021,
FHLMC 0.30% - 6.00%, 2013 - 2042,
FNMA 0.38% - 6.25%, 2013 - 2042, U.S.
Treasury Bill 0.10%, 2012, value of
	$57,617)
56,488	0.20%, 09/28/2012		56,488
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2012 in the amount of $453, collateralized by U.S. Treasury Note 1.50%, 2016, value of $464)
453	0.18%, 09/28/2012		453
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $10,576, collateralized by FHLB 0.84%, 2012, GNMA 2.50% - 13.50%, 2012 - 2042, value of $10,787)
10,576	0.20%, 09/28/2012		10,576
			247,219
	Total short-term investments
	(cost $247,219)		$247,219

	Total investments
	(cost $8,474,050) ▲	100.4%	$8,860,014
	Other assets and liabilities	(0.4)%	(35,429)
	Total net assets	100.0%	$8,824,585

5

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At September 30, 2012, the cost of securities for federal income tax purposes was $8,745,861 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$778,404
Unrealized Depreciation	(664,251)
Net Unrealized Appreciation	$114,153

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At September 30, 2012, the aggregate value of these securities was $68,002, which represents 0.8% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2012.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At September 30, 2012, the aggregate value of these securities was $27,292, which represents 0.3% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2012, the aggregate value of these securities was $9,414, which represents 0.1% of total net assets.

∞	Securities exempt from registration under Regulation D of the Securities Act of 1933. The Fund may only be able to resell these securities if they are subsequently registered or if an exemption from registration under the federal and state securities laws is available. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2012, the aggregate value and percentage of net assets of these securities rounds to zero.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	8,452	Allstar Co.	$8,604
06/2007	29,055	Buck Holdings L.P.	10,627
05/2012	218	Dropbox, Inc.	1,972
10/2005	30	Harvey Weinstein Co. Holdings Class A-1 - Reg D	27,951
07/2008	510	Novavax, Inc. Warrants	–
01/2010 - 07/2011	1,970	Sino Forest Corp. Class A	33,397
03/2007	75	Solar Cayman Ltd. - 144A	22

At September 30, 2012, the aggregate value of these securities was $68,002, which represents 0.8% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $2,522 at September 30, 2012.

6

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at September 30, 2012

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
AUD	Buy	10/04/2012	SSG	$93	$93	$–
AUD	Sell	10/02/2012	CSFB	1,187	1,190	(3)
AUD	Sell	10/03/2012	UBS	1,095	1,087	8
CAD	Buy	10/01/2012	BCLY	1,113	1,116	3
CAD	Buy	10/03/2012	JPM	578	578	–
CAD	Sell	10/02/2012	BCLY	408	407	1
CHF	Buy	10/01/2012	DEUT	3,333	3,331	(2)
EUR	Buy	12/14/2012	BOA	42,569	43,388	819
EUR	Buy	10/01/2012	CBK	9,424	9,417	(7)
EUR	Buy	12/14/2012	GSC	42,576	43,387	811
EUR	Buy	12/14/2012	MSC	19,308	19,721	413
EUR	Buy	10/02/2012	WEST	489	487	(2)
EUR	Buy	10/03/2012	WEST	900	900	–
EUR	Sell	12/14/2012	BCLY	44,834	44,584	250
EUR	Sell	10/01/2012	CBK	4,537	4,534	3
EUR	Sell	12/14/2012	CBK	56,642	56,253	389
EUR	Sell	12/14/2012	CSFB	69,507	69,994	(487)
EUR	Sell	12/14/2012	DEUT	57,917	57,619	298
EUR	Sell	12/14/2012	MSC	13,514	13,442	72
EUR	Sell	12/14/2012	MSC	34,741	34,992	(251)
EUR	Sell	12/14/2012	UBS	17,440	17,360	80
EUR	Sell	12/14/2012	UBS	34,779	34,995	(216)
EUR	Sell	10/03/2012	WEST	1,139	1,139	–
GBP	Buy	10/03/2012	WEST	4	4	–
GBP	Sell	10/01/2012	UBS	2,902	2,902	–
HKD	Buy	10/03/2012	DEUT	288	288	–
HKD	Sell	10/03/2012	DEUT	691	691	–
JPY	Buy	12/14/2012	BCLY	30,425	32,416	1,991
JPY	Buy	12/14/2012	CBK	30,431	32,416	1,985
JPY	Buy	12/14/2012	CSFB	30,370	32,414	2,044
JPY	Buy	12/14/2012	DEUT	26,743	28,600	1,857
JPY	Buy	12/14/2012	MSC	30,337	32,414	2,077
JPY	Buy	12/14/2012	UBS	30,403	32,411	2,008
JPY	Sell	12/14/2012	BCLY	47,495	48,164	(669)
JPY	Sell	12/14/2012	DEUT	61,567	63,476	(1,909)
JPY	Sell	12/14/2012	GSC	105,303	108,552	(3,249)
JPY	Sell	10/02/2012	JPM	4,598	4,577	21
JPY	Sell	12/14/2012	MSC	104,569	107,148	(2,579)
JPY	Sell	10/01/2012	RBC	13,483	13,441	42
JPY	Sell	12/14/2012	UBS	61,631	63,381	(1,750)
NOK	Buy	10/03/2012	DEUT	573	572	(1)
NOK	Sell	10/02/2012	CSFB	3,321	3,312	9
NOK	Sell	10/03/2012	DEUT	249	249	–
NOK	Sell	10/01/2012	UBS	1,176	1,182	(6)
PLN	Buy	10/03/2012	JPM	571	570	(1)
SEK	Sell	10/02/2012	BCLY	487	484	3
SEK	Sell	10/03/2012	DEUT	1,191	1,190	1
SGD	Buy	10/02/2012	DEUT	290	290	–
SGD	Buy	10/01/2012	UBS	575	577	2
						$4,055

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

7

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities
SSG	State Street Global Markets LLC
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
PLN	Polish New Zloty
SEK	Swedish Krona
SGD	Singapore Dollar

Other Abbreviations:
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

8

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
September 30, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles and Components	$343,181	$331,144	$12,037	$–
Banks	262,020	156,825	105,195	–
Capital Goods	564,326	352,739	211,587	–
Commercial and Professional Services	18,391	13,955	4,436	–
Consumer Durables and Apparel	117,963	108,659	9,304	–
Consumer Services	154,917	139,668	15,249	–
Diversified Financials	668,828	615,186	53,635	7
Energy	911,563	787,545	124,018	–
Food and Staples Retailing	126,993	106,354	20,639	–
Food, Beverage and Tobacco	242,400	216,179	26,221	–
Health Care Equipment and Services	358,636	348,616	10,020	–
Household and Personal Products	12,686	12,686	–	–
Insurance	348,064	298,984	49,080	–
Materials	433,063	317,468	115,595	–
Media	373,890	365,372	8,518	–
Pharmaceuticals, Biotechnology and Life Sciences	738,306	646,783	91,523	–
Real Estate	89,355	19,311	70,044	–
Retailing	565,042	494,266	4,555	66,221
Semiconductors and Semiconductor Equipment	138,465	124,983	13,482	–
Software and Services	816,991	798,748	16,469	1,774
Technology Hardware and Equipment	613,623	537,155	76,468	–
Telecommunication Services	110,746	26,412	84,334	–
Transportation	527,295	500,100	27,195	–
Utilities	48,766	48,766	–	–
Total	8,585,510	7,367,904	1,149,604	68,002
Corporate Bonds	27,285	–	27,285	–
Warrants	–	–	–	–
Short-Term Investments	247,219	–	247,219	–
Total	$8,860,014	$7,367,904	$1,424,108	$68,002
Foreign Currency Contracts*	15,187	–	15,187	–
Total	$15,187	$–	$15,187	$–
Liabilities:
Foreign Currency Contracts*	11,132	–	11,132	–
Total	$11,132	$–	$11,132	$–

♦	For the nine-month period ended September 30, 2012, investments valued at $7,743 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

9

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of September 30, 2012
Assets:
Common Stocks	$79,825	$23,210	$(1,923	)†	$—	$69,200	$(96,946)	$—	$(5,364)	$68,002
Total	$79,825	$23,210	$(1,923)		$—	$69,200	$(96,946)	$—	$(5,364)	$68,002

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2012 was $(1,923).

10

Hartford Disciplined Equity HLS Fund
Schedule of Investments
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.9%
	Banks - 4.5%
249	BB&T Corp.	$8,268
237	PNC Financial Services Group, Inc.	14,972
612	Wells Fargo & Co.	21,143
		44,383
	Capital Goods - 8.7%
223	AMETEK, Inc.	7,897
110	Boeing Co.	7,653
100	Cooper Industries plc Class A	7,469
115	Dover Corp.	6,848
555	General Electric Co.	12,609
122	Illinois Tool Works, Inc.	7,236
59	Parker-Hannifin Corp.	4,964
75	TransDigm Group, Inc. ●	10,679
182	United Technologies Corp.	14,233
27	W.W. Grainger, Inc.	5,624
		85,212
	Commercial and Professional Services - 1.6%
177	Equifax, Inc. ●	8,233
134	Towers Watson & Co.	7,112
		15,345
	Consumer Durables and Apparel - 1.2%
128	PVH Corp. Θ	12,035

	Consumer Services - 1.6%
168	McDonald's Corp.	15,394

	Diversified Financials - 4.8%
127	Ameriprise Financial, Inc.	7,189
1,075	Bank of America Corp.	9,491
33	BlackRock, Inc.	5,814
307	Citigroup, Inc.	10,051
372	JP Morgan Chase & Co.	15,064
		47,609
	Energy - 9.4%
108	Anadarko Petroleum Corp.	7,537
103	Chevron Corp.	12,043
265	Cobalt International Energy, Inc. ●Θ	5,896
185	ConocoPhillips Holding Co.	10,591
210	Exxon Mobil Corp.	19,183
143	Halliburton Co.	4,816
102	National Oilwell Varco, Inc.	8,203
146	Newfield Exploration Co. ●	4,561
153	Occidental Petroleum Corp.	13,124
131	Phillips 66	6,086
		92,040
	Food and Staples Retailing - 3.6%
99	Costco Wholesale Corp.	9,895
288	CVS Caremark Corp.	13,944
328	Walgreen Co.	11,952
		35,791
	Food, Beverage and Tobacco - 6.9%
349	Altria Group, Inc.	11,665
248	Constellation Brands, Inc. Class A ●	8,028
90	Lorillard, Inc.	10,447
234	PepsiCo, Inc.	16,582
236	Philip Morris International, Inc.	21,228
		67,950
	Health Care Equipment and Services - 3.8%
137	Covidien plc	8,142
108	McKesson Corp.	9,297
140	St. Jude Medical, Inc.	5,904
248	UnitedHealth Group, Inc.	13,717
		37,060
	Household and Personal Products - 0.8%
106	Energizer Holdings, Inc. ●	7,872

	Insurance - 2.7%
106	ACE Ltd.	7,998
189	Aon plc	9,858
256	MetLife, Inc.	8,835
		26,691
	Materials - 2.3%
326	Dow Chemical Co.	9,453
121	Newmont Mining Corp.	6,792
41	Sherwin-Williams Co.	6,073
		22,318
	Media - 2.2%
229	Time Warner, Inc.	10,389
218	Viacom, Inc. Class B	11,701
		22,090
	Pharmaceuticals, Biotechnology and Life Sciences - 12.0%
136	Agilent Technologies, Inc.	5,240
130	Amgen, Inc.	10,920
49	Biogen Idec, Inc. ●	7,326
76	Cubist Pharmaceuticals, Inc. ●	3,638
308	Eli Lilly & Co.	14,604
333	Forest Laboratories, Inc. ●	11,847
212	Gilead Sciences, Inc. ●	14,053
637	Merck & Co., Inc.	28,712
31	Regeneron Pharmaceuticals, Inc. ●	4,698
124	Salix Pharmaceuticals Ltd. ●	5,232
130	Watson Pharmaceuticals, Inc. ●	11,079
		117,349
	Retailing - 5.9%
200	Abercrombie & Fitch Co. Class A Θ	6,788
60	Amazon.com, Inc. ●Θ	15,135
429	Lowe's Co., Inc.	12,984
162	Ross Stores, Inc.	10,485
287	TJX Cos., Inc.	12,872
		58,264
	Semiconductors and Semiconductor Equipment - 0.6%
160	Avago Technologies Ltd.	5,570

	Software and Services - 14.4%
223	Accenture plc	15,629
743	Activision Blizzard, Inc.	8,385
169	Automatic Data Processing, Inc.	9,922
194	eBay, Inc. ●	9,413
65	Factset Research Systems, Inc.	6,287
348	Genpact Ltd. ●	5,797
18	Google, Inc. ●	13,951
192	Intuit, Inc.	11,287
17	Mastercard, Inc.	7,594
507	Microsoft Corp.	15,105
599	Oracle Corp.	18,877
76	Teradata Corp. ●	5,744
276	VeriSign, Inc. ●	13,457
		141,448

1

Hartford Disciplined Equity HLS Fund
Schedule of Investments — (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.9% - (continued)
	Technology Hardware and Equipment - 6.9%
71	Apple, Inc. ●Θ		$47,612
397	EMC Corp. ●		10,837
147	Qualcomm, Inc.		9,203
			67,652
	Telecommunication Services - 1.9%
492	AT&T, Inc.		18,551

	Utilities - 3.1%
230	American Electric Power Co., Inc.		10,116
100	NextEra Energy, Inc.		7,012
467	Xcel Energy, Inc.		12,931
			30,059
	Total common stocks
	(cost $744,970)		$970,683

	Total long-term investments
	(cost $744,970)		$970,683

SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreements - 0.7%
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
10/01/2012 in the amount of $2,060,
collateralized by FHLB 4.91%, 2015,
FHLMC 2.41% - 6.00%, 2027 - 2042,
FNMA 2.05% - 5.94%, 2022 - 2042, value
	of $2,101)
$2,060	0.17%, 09/28/2012		$2,060
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2012 in the
amount of $720, collateralized by FHLMC
4.00% - 4.50%, 2024 - 2026, FNMA 4.00%
- 5.00%, 2035 - 2042, GNMA 5.00%, 2039,
	value of $734)
720	0.23%, 09/28/2012		720
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $554, collateralized by U.S. Treasury Note 0.25%, 2015, value of $565)
554	0.20%, 09/28/2012		554
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $667, collateralized by FNMA 2.50% - 3.00%, 2027 - 2042, value of $680)
666	0.25%, 09/28/2012		666
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $43, collateralized by FNMA 5.00%, 2038, value of $44)
43	0.25%, 09/28/2012		43
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $700, collateralized by U.S. Treasury Note 0.88%, 2017, value of $714)
700	0.20%, 09/28/2012		700
TD Securities TriParty Repurchase Agreement
(maturing on 10/01/2012 in the amount of
$1,491, collateralized by FHLB 1.75% -
3.13%, 2013 - 2021, FHLMC 0.30% -
6.00%, 2013 - 2042, FNMA 0.38% - 6.25%,
2013 - 2042, U.S. Treasury Bill 0.10%,
	2012, value of $1,521)
1,491	0.20%, 09/28/2012		1,491
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2012 in the amount of $12, collateralized by U.S. Treasury Note 1.50%, 2016, value of $12)
12	0.18%, 09/28/2012		12
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $279, collateralized by FHLB 0.84%, 2012, GNMA 2.50% -13.50%, 2012 - 2042, value of $285)
279	0.20%, 09/28/2012		279
			6,525
	Total short-term investments
	(cost $6,525)		$6,525

	Total investments
	(cost $751,495) ▲	99.6%	$977,208
	Other assets and liabilities	0.4%	3,836
	Total net assets	100.0%	$981,044

2

Hartford Disciplined Equity HLS Fund
Schedule of Investments — (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2012, the cost of securities for federal income tax purposes was $752,117 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$238,920
Unrealized Depreciation	(13,829)
Net Unrealized Appreciation	$225,091

●	Non-income producing.

Θ	At September 30, 2012, this security, or a portion of this security, is designated to cover written call options in the table below:

Description	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
Abercrombie & Fitch Co.	Equity	$42.00	10/20/2012	269	$2	$14	$12
Amazon.com, Inc.	Equity	$270.00	10/20/2012	39	4	9	5
Apple, Inc.	Equity	$725.00	10/20/2012	29	7	18	11
Cobalt International Energy, Inc.	Equity	$30.00	10/20/2012	420	2	12	10
PVH Corp.	Equity	$95.00	10/20/2012	123	18	39	21
					$33	$92	$59

* The number of contracts does not omit 000's.  Number of contracts shown in U.S. dollars unless otherwise noted.

Written Put Option Contracts Outstanding at September 30, 2012

Description	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
Agilent Technologies, Inc.	Equity	$33.00	10/20/2012	261	$1	$10	$9
Citigroup, Inc.	Equity	$31.00	10/20/2012	330	17	12	(5)
Constellation Brands, Inc.	Equity	$30.00	10/20/2012	298	18	17	(1)
Halliburton Co.	Equity	$31.00	10/20/2012	285	7	9	2
MetLife, Inc.	Equity	$30.00	10/20/2012	312	2	11	9
Newfield Exploration Co.	Equity	$30.00	10/20/2012	292	14	13	(1)
Newmont Mining Corp.	Equity	$44.00	10/20/2012	198	1	11	10
Regeneron Pharmaceuticals, Inc.	Equity	$130.00	10/20/2012	69	4	10	6
					$64	$93	$29

* The number of contracts does not omit 000's.  Number of contracts shown in U.S. dollars unless otherwise noted.

Cash of $2,923 was pledged as collateral for open written put option contracts at September 30, 2012.

Futures Contracts Outstanding at September 30, 2012

Description	Number of Contracts*	Expiration Date	Notional Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	71	12/21/2012	$5,179	$5,091	$(88)

* The number of contracts does not omit 000's.

Cash of $487 was pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts at September 30, 2012.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

Hartford Disciplined Equity HLS Fund
Schedule of Investments — (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
S&P	Standard & Poors

Other Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Investment Valuation Hierarchy Level Summary
September 30, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$970,683	$970,683	$–	$–
Short-Term Investments	6,525	–	6,525	–
Total	$977,208	$970,683	$6,525	$–
Written Options *	95	95	–	–
Total	$95	$95	$–	$–
Liabilities:
Futures *	88	88	–	–
Written Options *	7	7	–	–
Total	$95	$95	$–	$–

♦	For the nine-month period ended September 30, 2012, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

4

Hartford Dividend and Growth HLS Fund
Schedule of Investments
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.9%
	Automobiles and Components - 1.1%
3,171	Ford Motor Co. w/ rights	$31,264
727	Johnson Controls, Inc.	19,913
		51,177
	Banks - 6.6%
1,213	PNC Financial Services Group, Inc.	76,540
1,327	US Bancorp	45,511
5,063	Wells Fargo & Co.	174,833
		296,884
	Capital Goods - 6.8%
656	Deere & Co.	54,151
789	Eaton Corp.	37,270
142	General Dynamics Corp.	9,369
3,083	General Electric Co.	70,010
913	Honeywell International, Inc.	54,564
49	Lockheed Martin Corp.	4,570
764	Raytheon Co.	43,665
295	Siemens AG ADR	29,527
		303,126
	Commercial and Professional Services - 0.5%
710	Waste Management, Inc.	22,787

	Diversified Financials - 6.8%
950	Ameriprise Financial, Inc.	53,850
2,361	Bank of America Corp.	20,843
280	BlackRock, Inc.	49,947
76	Goldman Sachs Group, Inc.	8,624
2,912	JP Morgan Chase & Co.	117,867
1,431	NYSE Euronext	35,264
1,628	UBS AG ADR	19,832
		306,227
	Energy - 12.0%
980	Anadarko Petroleum Corp.	68,539
929	Baker Hughes, Inc.	41,999
970	BP plc ADR	41,092
975	Chevron Corp.	113,691
1,527	EnCana Corp. ADR	33,472
1,837	Exxon Mobil Corp.	168,034
618	Occidental Petroleum Corp.	53,221
769	Ultra Petroleum Corp. ●	16,909
		536,957
	Food and Staples Retailing - 1.2%
1,117	CVS Caremark Corp.	54,091

	Food, Beverage and Tobacco - 5.4%
240	Anheuser-Busch InBev N.V.	20,633
954	General Mills, Inc.	38,001
1,214	PepsiCo, Inc.	85,916
634	Philip Morris International, Inc.	56,999
1,171	Unilever N.V. Class NY ADR	41,534
		243,083
	Health Care Equipment and Services - 3.4%
1,311	Cardinal Health, Inc.	51,082
1,748	Medtronic, Inc.	75,373
424	UnitedHealth Group, Inc.	23,480
		149,935
	Household and Personal Products - 1.6%
1,004	Procter & Gamble Co.	69,637

	Insurance - 5.1%
942	ACE Ltd.	71,204
662	American International Group, Inc. ●	21,697
265	Chubb Corp.	20,194
188	Marsh & McLennan Cos., Inc.	6,391
858	MetLife, Inc.	29,578
1,210	Principal Financial Group, Inc.	32,586
810	Prudential Financial, Inc.	44,148
		225,798
	Materials - 2.2%
262	Ball Corp.	11,103
790	Barrick Gold Corp.	32,980
1,840	Dow Chemical Co.	53,278
		97,361
	Media - 6.2%
3,006	Comcast Corp. Class A	107,514
518	Omnicom Group, Inc.	26,713
1,435	Time Warner, Inc.	65,058
336	Viacom, Inc. Class B	17,996
1,104	Walt Disney Co.	57,725
		275,006
	Pharmaceuticals, Biotechnology and Life Sciences - 12.2%
812	AstraZeneca plc ADR	38,867
824	Bristol-Myers Squibb Co.	27,803
1,624	Eli Lilly & Co.	77,008
1,393	Johnson & Johnson	96,007
3,093	Merck & Co., Inc.	139,509
5,300	Pfizer, Inc.	131,694
834	Teva Pharmaceutical Industries Ltd. ADR	34,541
		545,429
	Retailing - 3.2%
629	J.C. Penney Co., Inc.	15,285
2,249	Lowe's Co., Inc.	68,006
975	Target Corp.	61,895
		145,186
	Semiconductors and Semiconductor Equipment - 2.8%
2,448	Intel Corp.	55,514
1,765	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	27,917
1,540	Texas Instruments, Inc.	42,419
		125,850
	Software and Services - 9.0%
470	Accenture plc	32,895
903	Activision Blizzard, Inc.	10,182
666	Automatic Data Processing, Inc.	39,091
1,026	eBay, Inc. ●	49,689
555	IBM Corp.	115,156
4,080	Microsoft Corp.	121,515
1,039	Oracle Corp.	32,719
		401,247
	Technology Hardware and Equipment - 2.8%
940	Avnet, Inc. ●	27,350
2,466	Cisco Systems, Inc.	47,068
1,391	Corning, Inc.	18,298

1

Hartford Dividend and Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.9% - (continued)
	Technology Hardware and Equipment - 2.8% - (continued)
538	Qualcomm, Inc.	$33,618
		126,334
	Telecommunication Services - 3.4%
4,008	AT&T, Inc.	151,083

	Transportation - 2.2%
548	FedEx Corp.	46,379
726	United Parcel Service, Inc. Class B	51,977
		98,356
	Utilities - 4.4%
904	Dominion Resources, Inc.	47,831
777	Edison International	35,505
977	Exelon Corp.	34,756
698	NextEra Energy, Inc.	49,086
1,117	Xcel Energy, Inc.	30,957
		198,135
	Total common stocks
	(cost $3,552,596)	$4,423,689

	Total long-term investments
	(cost $3,552,596)	$4,423,689

SHORT-TERM INVESTMENTS - 0.8%
Repurchase Agreements - 0.8%
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
10/01/2012 in the amount of $11,458,
collateralized by FHLB 4.91%, 2015,
FHLMC 2.41% - 6.00%, 2027 - 2042,
FNMA 2.05% - 5.94%, 2022 - 2042, value
	of $11,687)
$11,458	0.17%, 09/28/2012		$11,458
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2012 in the
amount of $4,005, collateralized by
FHLMC 4.00% - 4.50%, 2024 - 2026,
FNMA 4.00% - 5.00%, 2035 - 2042,
	GNMA 5.00%, 2039, value of $4,085)
4,005	0.23%, 09/28/2012		4,005
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $3,081, collateralized by U.S. Treasury Note 0.25%, 2015, value of $3,142)
3,081	0.20%, 09/28/2012		3,081
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $3,708, collateralized by FNMA 2.50% - 3.00%, 2027 - 2042, value of $3,782)
3,708	0.25%, 09/28/2012		3,708
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $238, collateralized by FNMA 5.00%, 2038, value of $243)
238	0.25%, 09/28/2012		238
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $3,894, collateralized by U.S. Treasury Note 0.88%, 2017, value of $3,972)
3,894	0.20%, 09/28/2012		3,894
TD Securities TriParty Repurchase
Agreement (maturing on 10/01/2012 in the
amount of $8,294, collateralized by FHLB
1.75% - 3.13%, 2013 - 2021, FHLMC
0.30% - 6.00%, 2013 - 2042, FNMA
0.38% - 6.25%, 2013 - 2042, U.S. Treasury
	Bill 0.10%, 2012, value of $8,459)
8,294	0.20%, 09/28/2012		8,294
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2012 in the amount of $66, collateralized by U.S. Treasury Note 1.50%, 2016, value of $68)
66	0.18%, 09/28/2012		66
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $1,553, collateralized by FHLB 0.84%, 2012, GNMA 2.50% -13.50%, 2012 - 2042, value of $1,584)
1,553	0.20%, 09/28/2012		1,553
			36,297
	Total short-term investments
	(cost $36,297)		$36,297

	Total investments
	(cost $3,588,893) ▲	99.7%	$4,459,986
	Other assets and liabilities	0.3%	12,725
	Total net assets	100.0%	$4,472,711

2

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2012, the cost of securities for federal income tax purposes was $3,600,540 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$972,440
Unrealized Depreciation	(112,994)
Net Unrealized Appreciation	$859,446

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

3

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
September 30, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$4,423,689	$4,423,689	$–	$–
Short-Term Investments	36,297	–	36,297	–
Total	$4,459,986	$4,423,689	$36,297	$–

♦	For the nine-month period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

4

Hartford Global Growth HLS Fund
Schedule of Investments
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.0%
	Automobiles and Components - 0.5%
218	Nissan Motor Co., Ltd.	$1,854

	Banks - 2.2%
50	BNP Paribas	2,349
83	Grupo Financiero Santander Mexico S.A.B. de C.V.	1,143
102	Standard Chartered plc	2,322
87	Wells Fargo & Co.	2,990
		8,804
	Capital Goods - 6.0%
70	Assa Abloy Ab	2,283
36	Boeing Co.	2,491
77	Honeywell International, Inc.	4,623
43	Illinois Tool Works, Inc.	2,539
25	MTU Aero Engines Holdings AG	1,995
234	Rolls-Royce Holdings plc	3,187
94	Safran S.A.	3,379
35	Schneider Electric S.A.	2,092
13	SMC Corp. of America	2,032
		24,621
	Commercial and Professional Services - 1.2%
144	Babcock International Group plc	2,161
51	Tyco International Ltd.	2,881
		5,042
	Consumer Durables and Apparel - 2.9%
28	Coach, Inc.	1,569
62	Hanesbrands, Inc. ●	1,970
28	Lululemon Athletica, Inc. ●	2,068
3	NVR, Inc. ●	2,217
268	Prada S.p.A.	1,991
14	V.F. Corp.	2,183
		11,998
	Consumer Services - 2.9%
1,415	Galaxy Entertainment Group Ltd. ●	4,701
185	MGM Resorts International ●	1,985
883	Sands China Ltd. §	3,270
36	Starbucks Corp.	1,838
		11,794
	Diversified Financials - 6.2%
637	Aberdeen Asset Management plc	3,203
19	Affiliated Managers Group, Inc. ●	2,288
95	American Express Co.	5,390
13	BlackRock, Inc.	2,374
75	Discover Financial Services, Inc.	2,976
20	Goldman Sachs Group, Inc.	2,251
104	JP Morgan Chase & Co.	4,212
54	Moody's Corp.	2,392
		25,086
	Energy - 3.7%
29	Anadarko Petroleum Corp.	2,026
95	BG Group plc	1,924
82	Ensco plc	4,500
19	EOG Resources, Inc.	2,110
29	National Oilwell Varco, Inc.	2,290
30	Schlumberger Ltd.	2,182
		15,032
	Food and Staples Retailing - 1.7%
1,887	CP ALL plc	2,171
101	CVS Caremark Corp.	4,890
		7,061
	Food, Beverage and Tobacco - 7.1%
35	Anheuser-Busch InBev N.V.	2,957
71	British American Tobacco plc	3,631
72	Constellation Brands, Inc. Class A ●	2,338
24	Fomento Economico Mexicano S.A.B. de C.V. ADR	2,180
92	Green Mountain Coffee Roasters, Inc. ●	2,190
48	Groupe Danone	2,925
28	Mead Johnson Nutrition Co.	2,059
23	Pernod-Ricard S.A.	2,558
52	Philip Morris International, Inc.	4,641
93	Unilever N.V. CVA	3,300
		28,779
	Health Care Equipment and Services - 4.1%
64	Aetna, Inc.	2,531
41	Covidien plc	2,412
23	Edwards Lifesciences Corp. ●	2,508
29	McKesson Corp.	2,504
51	Medtronic, Inc.	2,186
40	UnitedHealth Group, Inc.	2,222
33	Zimmer Holdings, Inc.	2,224
		16,587
	Insurance - 2.6%
63	American International Group, Inc. ●	2,069
38	Hannover Rueckversicherung AG	2,433
165	Jardine Lloyd Thompson Group plc	2,045
217	Ping An Insurance (Group) Co.	1,622
38	Swiss Re Ltd.	2,455
		10,624
	Materials - 2.9%
24	Agrium, Inc.	2,459
289	Cemex S.A.B. de C.V. ADR ●	2,406
13	CF Industries Holdings, Inc.	2,888
304	Glencore International plc	1,690
7	Syngenta AG	2,532
		11,975
	Media - 7.0%
70	CBS Corp. Class B	2,532
161	Comcast Corp. Class A	5,770
60	DirecTV ●	3,166
39	Liberty Global, Inc. ●	2,357
240	News Corp. Class A	5,886
1,770	Sirius XM Radio, Inc. w/ Rights ●	4,602
40	Walt Disney Co.	2,075
152	WPP plc	2,066
		28,454
	Pharmaceuticals, Biotechnology and Life Sciences - 9.7%
45	Amgen, Inc.	3,789
34	Celgene Corp. ●	2,609
111	Gilead Sciences, Inc. ●	7,339
28	Johnson & Johnson	1,950
53	Merck & Co., Inc.	2,403
112	Mylan, Inc. ●	2,737
19	Novo Nordisk A/S	2,964

1

Hartford Global Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.0% - (continued)
	Pharmaceuticals, Biotechnology and Life Sciences - 9.7% - (continued)
18	Regeneron Pharmaceuticals, Inc. ●	$2,676
40	Roche Holding AG	7,428
31	Sanofi-Aventis S.A.	2,633
37	Watson Pharmaceuticals, Inc. ●	3,143
		39,671
	Retailing - 4.2%
16	Amazon.com, Inc. ●	4,068
6	AutoZone, Inc. ●	2,233
60	Gap, Inc.	2,150
115	Lowe's Co., Inc.	3,491
47	Next plc	2,646
4	Priceline.com, Inc. ●	2,474
		17,062
	Semiconductors and Semiconductor Equipment - 3.6%
66	Altera Corp.	2,239
90	ASML Holding N.V.	4,838
113	NVIDIA Corp. ●	1,513
5	Samsung Electronics Co., Ltd.	5,986
		14,576
	Software and Services - 15.7%
43	Accenture plc	3,004
172	Activision Blizzard, Inc.	1,945
20	Alliance Data Systems Corp. ●	2,853
64	Amdocs Ltd. ●	2,101
19	Baidu, Inc. ADR ●	2,222
27	Citrix Systems, Inc. ●	2,049
26	Dassault Systemes S.A.	2,740
136	eBay, Inc. ●	6,587
14	Google, Inc. ●	10,381
54	IAC/InterActiveCorp.	2,832
21	LinkedIn Corp. Class A ●	2,583
8	Mastercard, Inc.	3,540
143	Oracle Corp.	4,506
16	Salesforce.com, Inc. ●	2,383
45	SAP AG	3,167
49	Splunk, Inc. ●	1,810
80	Tencent Holdings Ltd.	2,719
55	VeriSign, Inc. ●	2,663
27	Visa, Inc.	3,614
		63,699
	Technology Hardware and Equipment - 10.9%
750	AAC Technologies Holdings, Inc.	2,696
36	Apple, Inc. ●	24,314
296	EMC Corp. ●	8,078
350	Hitachi Ltd.	1,943
729	Hon Hai Precision Industry Co., Ltd. ●	2,282
139	Juniper Networks, Inc. ●	2,374
44	Qualcomm, Inc.	2,749
		44,436
	Telecommunication Services - 1.4%
184	China Mobile Ltd.	2,034
683	Sprint Nextel Corp. ●	3,770
		5,804
	Transportation - 1.5%
232	Delta Air Lines, Inc. ●	2,123
21	FedEx Corp.	1,795
18	Kuehne & Nagel International AG	1,988
		5,906
	Total common stocks
	(cost $331,713)	$398,865

	Total long-term investments
	(cost $331,713)	$398,865

SHORT-TERM INVESTMENTS - 2.0%
Repurchase Agreements - 2.0%
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
10/01/2012 in the amount of $2,539,
collateralized by FHLB 4.91%, 2015,
FHLMC 2.41% - 6.00%, 2027 - 2042,
FNMA 2.05% - 5.94%, 2022 - 2042, value
	of $2,590)
$2,539	0.17%, 09/28/2012	$2,539
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2012 in the
amount of $887, collateralized by FHLMC
4.00% - 4.50%, 2024 - 2026, FNMA 4.00%
- 5.00%, 2035 - 2042, GNMA 5.00%, 2039,
	value of $905)
887	0.23%, 09/28/2012	887
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $683, collateralized by U.S. Treasury Note 0.25%, 2015, value of $696)
683	0.20%, 09/28/2012	683
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $822, collateralized by FNMA 2.50% - 3.00%, 2027 - 2042, value of $838)
821	0.25%, 09/28/2012	821
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $53, collateralized by FNMA 5.00%, 2038, value of $54)
53	0.25%, 09/28/2012	53
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $863, collateralized by U.S. Treasury Note 0.88%, 2017, value of $880)
863	0.20%, 09/28/2012	863
TD Securities TriParty Repurchase Agreement
(maturing on 10/01/2012 in the amount of
$1,838, collateralized by FHLB 1.75% -
3.13%, 2013 - 2021, FHLMC 0.30% -
6.00%, 2013 - 2042, FNMA 0.38% - 6.25%,
2013 - 2042, U.S. Treasury Bill 0.10%,
	2012, value of $1,875)
1,838	0.20%, 09/28/2012	1,838

2

Hartford Global Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 2.0% - (continued)
Repurchase Agreements - 2.0% - (continued)
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2012 in the amount of $15, collateralized by U.S. Treasury Note 1.50%, 2016, value of $15)
$15	0.18%, 09/28/2012		$15
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $344, collateralized by FHLB 0.84%, 2012, GNMA 2.50% -13.50%, 2012 - 2042, value of $351)
344	0.20%, 09/28/2012		344
			8,043
	Total short-term investments
	(cost $8,043)		$8,043

	Total investments
	(cost $339,756) ▲	100.0%	$406,908
	Other assets and liabilities	—%	11
	Total net assets	100.0%	$406,919

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At September 30, 2012, the cost of securities for federal income tax purposes was $340,625 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$70,644
Unrealized Depreciation	(4,361)
Net Unrealized Appreciation	$66,283

●	Non-income producing.
§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2012, the aggregate value of these securities was $3,270, which represents 0.8% of total net assets.

Foreign Currency Contracts Outstanding at September 30, 2012

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
JPY	Sell	10/01/2012	RBC	$59	$59	$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

Hartford Global Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
RBC	RBC Dominion Securities

Currency Abbreviations:
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Investment Valuation Hierarchy Level Summary
September 30, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles and Components	$1,854	$–	$1,854	$–
Banks	8,804	4,133	4,671	–
Capital Goods	24,621	9,653	14,968	–
Commercial and Professional Services	5,042	2,881	2,161	–
Consumer Durables and Apparel	11,998	10,007	1,991	–
Consumer Services	11,794	3,823	7,971	–
Diversified Financials	25,086	21,883	3,203	–
Energy	15,032	13,108	1,924	–
Food and Staples Retailing	7,061	4,890	2,171	–
Food, Beverage and Tobacco	28,779	13,408	15,371	–
Health Care Equipment and Services	16,587	16,587	–	–
Insurance	10,624	2,069	8,555	–
Materials	11,975	7,753	4,222	–
Media	28,454	26,388	2,066	–
Pharmaceuticals, Biotechnology and Life Sciences	39,671	26,646	13,025	–
Retailing	17,062	14,416	2,646	–
Semiconductors and Semiconductor Equipment	14,576	3,752	10,824	–
Software and Services	63,699	55,073	8,626	–
Technology Hardware and Equipment	44,436	37,515	6,921	–
Telecommunication Services	5,804	3,770	2,034	–
Transportation	5,906	3,918	1,988	–
Total	398,865	281,673	117,192	–
Short-Term Investments	8,043	–	8,043	–
Total	$406,908	$281,673	$125,235	$–
Foreign Currency Contracts*	–	–	–	–
Total	$–	$–	$–	$–

♦	For the nine-month period ended September 30, 2012, there were no transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

4

Hartford Global Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Diversification by Country
as of September 30, 2012

Percentage of
Country	Net Assets
Belgium	0.7%
Canada	1.1
China	1.6
Denmark	0.7
France	4.6
Germany	1.9
Hong Kong	3.1
Ireland	0.5
Italy	0.5
Japan	1.4
Jersey	0.4
Mexico	1.4
Netherlands	2.0
South Korea	1.5
Sweden	0.6
Switzerland	3.5
Taiwan	0.6
Thailand	0.5
United Kingdom	6.3
United States	65.1
Short-Term Investments	2.0
Other Assets and Liabilities	0.0
Total	100.0%

5

Hartford Global Research HLS Fund
Schedule of Investments
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.4%
	Automobiles and Components - 1.7%
4	Daimler AG	$197
93	Dongfeng Motor Group Co., Ltd.	108
15	Ford Motor Co. w/ Rights	148
1	Michelin (C.G.D.E.) Class B	44
23	Nissan Motor Co., Ltd.	199
15	Peugeot S.A.	119
3	Renault S.A.	154
5	Stanley Electric Co., Ltd.	70
5	Tokai Rika Co., Ltd.	65
2	Toyoda Gosei Co., Ltd.	42
1	Toyota Boshoku Corp.	13
7	Toyota Motor Corp.	270
		1,429
	Banks - 7.4%
40	Banco Santander Brasil S.A.	292
8	Bancorpsouth, Inc.	117
27	Bangkok Bank plc	174
3	BankNordik P/F	33
—	Banque Cantonale Vaudoise	169
6	BB&T Corp.	189
7	BNP Paribas	342
4	Canadian Imperial Bank of Commerce	298
218	China Construction Bank	150
2	Citizens & Northern Corp.	29
4	Citizens Republic Bancorp, Inc. ●	83
6	DGB Financial Group, Inc.	76
24	DNB ASA	288
1	Gronlandsbanken	83
11	Grupo Financiero Santander Mexico S.A.B. de C.V.	154
7	Hana Financial Holdings	214
5	Home Capital Group, Inc.	253
27	HSBC Holdings plc	247
5	Itau Unibanco Banco Multiplo S.A. ADR	75
42	Karnataka Bank Ltd. ●	86
121	Mitsubishi UFJ Financial Group, Inc.	566
6	National Bank of Canada	416
23	Oversea-Chinese Banking Corp., Ltd.	174
4	PNC Financial Services Group, Inc.	269
16	Regions Financial Corp.	112
16	Spar Nord Bank A/S ●	72
28	Standard Chartered plc	642
125	Turkiye Sinai Kalkinma Bankasi A.S.	140
8	Wells Fargo & Co.	265
		6,008
	Capital Goods - 6.1%
7	AMETEK, Inc.	246
9	BAE Systems plc	49
9	Beijing Enterprises Holdings Ltd.	59
3	Boeing Co.	211
2	Brenntag AG	225
1	Carlisle Cos., Inc.	31
5	Colfax Corp. ●	166
5	Danaher Corp.	265
1	Dover Corp.	37
3	Eaton Corp.	129
4	Empresas ICA, S.A.B. de C.V. ●	7
3	Exelis, Inc.	28
25	General Electric Co.	561
5	Honeywell International, Inc.	307
3	IDEX Corp.	112
4	Illinois Tool Works, Inc.	252
3	Ingersoll-Rand plc	114
2	Joy Global, Inc.	104
2	Komatsu Ltd.	35
2	Lockheed Martin Corp.	219
1	Moog, Inc. Class A ●	44
1	Northrop Grumman Corp.	66
5	Pentair, Inc.	213
3	Raytheon Co.	190
9	Rexel S.A.	173
14	Rolls-Royce Holdings plc	196
3	Safran S.A.	107
1	Siemens AG	87
3	Skf AB B Shares	71
1	Triumph Group, Inc.	56
5	United Technologies Corp.	363
3	Vinci S.A.	133
2	WESCO International, Inc. ●	95
		4,951
	Commercial and Professional Services - 0.1%
2	Huron Consulting Group, Inc. ●	60
15	Transfield Services Ltd.	27
		87
	Consumer Durables and Apparel - 0.9%
1	Adidas AG	119
3	Brunello Cucinelli S.p.A. ●	45
69	Daphne International Holdings Ltd.	69
—	Lennar Corp.	3
2	LVMH Moet Hennessy Louis Vuitton S.A.	239
3	Salvatore Ferragamo Italia S.p.A.	63
72	Samsonite International S.A.	138
13	Stella International Holdings Ltd.	33
		709
	Consumer Services - 0.6%
2	Carnival Corp.	69
5	Compass Group plc	50
2	Ctrip.com International Ltd. ADR ●	34
4	Dunkin' Brands Group, Inc.	111
9	Galaxy Entertainment Group Ltd. ●	28
—	Marriott International, Inc. Class A	14
16	Sands China Ltd. §	58
—	Wyndham Worldwide Corp.	18
1	Yum! Brands, Inc.	95
		477
	Diversified Financials - 5.0%
17	Aberdeen Asset Management plc	88
6	Ameriprise Financial, Inc.	333
—	BlackRock, Inc.	78
22	Citigroup, Inc.	717
14	EFG International AG ●	119
14	GAM Holding Ltd.	181
4	IBJ Leasing Co., Ltd.	95
9	ICAP plc	49
21	ING Groep N.V. ●	166
4	Invesco Ltd.	104

1

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.4% - (continued)
	Diversified Financials - 5.0% - (continued)
27	Investec plc	$165
18	JP Morgan Chase & Co.	720
9	Julius Baer Group Ltd.	323
1	LPL Financial Holdings, Inc.	39
8	Macquarie Group Ltd.	237
3	Matsui Securities Co., Ltd.	18
1	Nasdaq OMX Group, Inc.	17
2	NYSE Euronext	42
10	SEI Investments Co.	212
30	UBS AG	367
1	Warsaw Stock Exchange	16
		4,086
	Energy - 11.4%
6	Aban Offshore Ltd.	49
8	Alpha Natural Resources, Inc. ●	53
6	Anadarko Petroleum Corp.	452
—	Apache Corp.	34
2	Baker Hughes, Inc.	73
44	Beach Energy Ltd.	57
35	BG Group plc	718
2	BioFuel Energy Corp. ●	8
49	BP plc	347
1	BP plc ADR	51
11	Buru Energy Ltd. ●	34
16	Cairn Energy plc	72
1	Cameron International Corp. ●	60
2	Canadian Natural Resources Ltd. ADR	66
1	Celtic Exploration Ltd. ●	22
6	Chesapeake Energy Corp.	120
4	Chevron Corp.	494
54	CNOOC Ltd.	110
9	Cobalt International Energy, Inc. ●	198
3	ConocoPhillips Holding Co.	161
4	Consol Energy, Inc.	114
3	Denbury Resources, Inc. ●	44
1	Dril-Quip, Inc. ●	83
4	EnCana Corp. ADR	85
3	Ensco plc	149
1	EOG Resources, Inc.	149
2	Exxon Mobil Corp.	162
4	Galp Energia SGPS S.A.	69
2	Genel Energy plc ●	21
16	Green Plains Renewable Energy, Inc. ●	92
5	HRT Participacoes em Petroleo S.A. ●	12
2	Husky Energy, Inc.	59
10	Imperial Oil Ltd.	439
19	JX Holdings, Inc.	103
36	Karoon Gas Australia Ltd. ●	203
3	Kinder Morgan, Inc.	107
58	Kunlun Energy Co., Ltd.	101
2	Marathon Petroleum Corp.	92
1	National Oilwell Varco, Inc.	120
55	New Standard Energy Ltd. ●	27
2	Occidental Petroleum Corp.	174
5	Ocean Rig UDW, Inc. ●	85
14	Oil Search Ltd.	110
3	Painted Pony Petroleum Ltd. ●	31
14	Patterson-UTI Energy, Inc.	217
4	Peabody Energy Corp.	88
11	Petroleo Brasileiro S.A. ADR	256
3	Petroleum Geo-Services ASA	58
2	Petrominerales Ltd.	19
13	Phillips 66	594
1	Pioneer Natural Resources Co.	144
7	Reliance Industries Ltd.	116
3	Reliance Industries Ltd. GDR ■	80
22	Repsol S.A.	426
4	Sasol Ltd. ADR	163
1	Schlumberger Ltd.	93
3	Southwestern Energy Co. ●	100
6	Statoil ASA	156
3	Suncor Energy, Inc.	112
7	Superior Energy Services, Inc. ●	145
2	Tesoro Corp. ●	70
12	Tonengeneral Sekiyu KK	100
1	Tourmaline Oil Corp. ●	19
5	Trican Well Service Ltd.	70
2	Tupras-Turkiye Petrol Rafinerileri A.S.	56
2	Valero Energy Corp.	70
32	Vantage Drilling Co. ●	59
69	Whitehaven Coal Ltd.	203
1	Whiting Petroleum Corp. ●	57
		9,281
	Food and Staples Retailing - 2.4%
2	Costco Wholesale Corp.	198
10	CVS Caremark Corp.	464
3	Massmart Holdings Ltd.	51
7	Seven & I Holdings Co., Ltd.	204
52	Tesco plc	280
5	Walgreen Co.	177
5	Wal-Mart Stores, Inc.	335
10	Woolworths Ltd.	289
		1,998
	Food, Beverage and Tobacco - 7.8%
26	Altria Group, Inc.	854
7	Anheuser-Busch InBev N.V.	636
21	Bajaj Hindusthan Ltd.	13
15	Balrampur Chini Mills Ltd. ●	19
5	British American Tobacco plc	239
7	Britvic plc	40
22	Cott Corp. ●	173
6	Diamond Foods, Inc.	105
2	GLG Life Technology Corp. ⌂●†	—
8	Green Mountain Coffee Roasters, Inc. ●	190
11	Groupe Danone	702
18	Grupo Modelo S.A.B. de C.V.	159
2	Imperial Tobacco Group plc	67
19	ITC Ltd.	97
3	Japan Tobacco, Inc.	99
14	Kraft Foods Group, Inc.	560
7	Lorillard, Inc.	833
4	Nestle S.A.	229
3	Omega Protein Corp. ●	22
2	PepsiCo, Inc.	156
7	Philip Morris International, Inc.	648
8	Pilgrim's Pride Corp. ●	43

2

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.4% - (continued)
	Food, Beverage and Tobacco - 7.8% - (continued)
3	Salmar ASA	$17
10	Smithfield Foods, Inc. ●	197
8	Unilever N.V. CVA	275
		6,373
	Health Care Equipment and Services - 3.0%
2	Aetna, Inc.	83
1	Allscripts Healthcare Solutions, Inc. ●	10
9	Boston Scientific Corp. ●	49
3	Cardinal Health, Inc.	115
—	Catamaran Corp. ●	9
2	CIGNA Corp.	74
5	Covidien plc	295
1	HCA Holdings, Inc.	48
1	Hologic, Inc. ●	28
27	IHH Healthcare Bhd ●	29
—	M3, Inc.	154
5	McKesson Corp.	411
5	Medtronic, Inc.	208
3	NMC Health plc ●	8
3	Qualicorp S.A. ●	28
9	Smith & Nephew plc	100
6	St. Jude Medical, Inc.	270
1	Stryker Corp.	46
7	UnitedHealth Group, Inc.	415
2	Vanguard Health Systems, Inc. ●	29
1	Zimmer Holdings, Inc.	34
		2,443
	Insurance - 3.7%
3	Aflac, Inc.	139
11	Ageas	273
7	American International Group, Inc. ●	241
3	Aon plc	141
10	AXA S.A.	146
3	Berkshire Hathaway, Inc. Class B ●	264
11	Brasil Insurance Participacoes e Administracao S.A.	108
7	Delta Lloyd N.V.	106
23	Discovery Holdings Ltd.	155
10	FBD Holdings	130
4	Marsh & McLennan Cos., Inc.	122
5	National Financial Partners Corp. ●	78
3	Principal Financial Group, Inc.	78
8	Progressive Corp.	163
35	Storebrand ASA	159
4	Swiss Re Ltd.	284
4	Unum Group	81
14	XL Group plc	330
		2,998
	Materials - 8.0%
3	Air Products & Chemicals, Inc.	228
4	Akzo Nobel N.V.	201
1	Albemarle Corp.	36
7	Allied Nevada Gold Corp. ●	289
3	Anglo American plc	83
3	Antofagasta plc	58
157	Aquarius Platinum Ltd.	106
7	Asahi Kasei Corp.	34
5	Ball Corp.	193
7	Banro Corp. ●	34
2	Barrick Gold Corp.	69
3	BASF SE	238
6	BHP Billiton plc	172
1	Cabot Corp.	41
1	Celanese Corp.	39
—	CF Industries Holdings, Inc.	92
70	China Shanshui Cement Group	45
2	Crown Holdings, Inc. ●	69
2	Detour Gold Corp. ●	47
6	Dow Chemical Co.	170
1	Eastman Chemical Co.	42
7	EcoSynthetix, Inc. ●	22
4	Fertilizantes Heringer S.A. ●	31
3	First Quantum Minerals Ltd.	74
2	Freeport-McMoRan Copper & Gold, Inc.	59
3	Goldcorp, Inc.	148
11	Graphic Packaging Holding Co. ●	65
2	HeidelbergCement AG	90
1	Holcim Ltd.	56
809	Huabao International Holdings Ltd.	461
3	International Paper Co.	100
1	JSR Corp.	21
7	Kinross Gold Corp.	68
3	LyondellBasell Industries Class A	135
—	Martin Marietta Materials, Inc.	40
2	MeadWestvaco Corp.	51
7	Methanex Corp.	192
3	Methanex Corp. ADR	85
6	Mitsubishi Chemical Holdings	23
107	Mongolian Mining Corp. ●	49
11	Mosaic Co.	633
3	New Gold, Inc. ●	34
16	Nine Dragons Paper Holdings	8
5	Owens-Illinois, Inc. ●	100
3	Phosagro OAO GDR §	40
26	PTT Chemical Public Co., Ltd. ●	53
6	Rexam plc	40
11	Rio Tinto plc	501
32	Rubicon Minerals Corp. ●	121
3	Shin-Etsu Chemical Co., Ltd.	162
116	Sino Forest Corp. Class A ⌂●†	—
15	Smurfit Kappa Group plc ●	151
13	ThyssenKrupp AG	267
2	Tikkurila Oy	34
9	Ube Industries Ltd.	18
6	Universal Stainless & Alloy Products ●	239
1	Uralkali GDR §	34
1	Westlake Chemical Corp.	49
9	Yule Catto & Co. plc	24
		6,564
	Media - 2.7%
1	AMC Networks, Inc. Class A ●	44
1	CBS Corp. Class B	44
1	Charter Communications, Inc. ●	48
9	Comcast Corp. Class A	331
5	Comcast Corp. Special Class A	172
3	DreamWorks Animation SKG, Inc. ●	50

3

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.4% - (continued)
	Media - 2.7% - (continued)
—	Fuji Media Holdings, Inc.	$36
3	Liberty Global, Inc. ●	192
2	Omnicom Group, Inc.	120
8	Reed Elsevier Capital, Inc.	72
2	SES Global S.A.	51
12	Sirius XM Radio, Inc. w/ Rights ●	30
4	Time Warner, Inc.	166
3	Viacom, Inc. Class B	148
5	Virgin Media, Inc.	152
10	Walt Disney Co.	518
		2,174
	Pharmaceuticals, Biotechnology and Life Sciences - 7.2%
1	Acorda Therapeutics, Inc. ●	23
1	Actelion Ltd.	28
1	Agilent Technologies, Inc.	46
1	Algeta ASA ●	36
—	Alk-Abello A/S	16
10	Alkermes plc ●	199
2	Almirall S.A. ●	19
9	Arena Pharmaceuticals, Inc. ●	71
3	Astellas Pharma, Inc.	127
3	AstraZeneca plc	124
3	AstraZeneca plc ADR	120
1	Auxilium Pharmaceuticals, Inc. ●	32
1	Biogen Idec, Inc. ●	79
9	Bristol-Myers Squibb Co.	288
2	Cadence Pharmaceuticals, Inc. ●	6
1	Covance, Inc. ●	33
1	Cubist Pharmaceuticals, Inc. ●	39
14	Daiichi Sankyo Co., Ltd.	228
6	Eisai Co., Ltd.	253
23	Elan Corp. plc ADR ●	242
8	Eli Lilly & Co.	361
11	Exelixis, Inc. ●	52
8	Forest Laboratories, Inc. ●	290
3	Gilead Sciences, Inc. ●	176
1	H. Lundbeck A/S	26
2	Immunogen, Inc. ●	22
1	Incyte Corp. ●	27
2	Ironwood Pharmaceuticals, Inc. ●	28
1	Johnson & Johnson	91
2	Medicines Co. ●	59
10	Merck & Co., Inc.	466
2	Mylan, Inc. ●	39
1	NPS Pharmaceuticals, Inc. ●	13
1	Ono Pharmaceutical Co., Ltd.	52
1	Onyx Pharmaceuticals, Inc. ●	72
11	Pfizer, Inc.	272
2	Regeneron Pharmaceuticals, Inc. ●	342
2	Rigel Pharmaceuticals, Inc. ●	21
1	Roche Holding AG	111
2	Salix Pharmaceuticals Ltd. ●	68
1	Seattle Genetics, Inc. ●	39
15	Shionogi & Co., Ltd.	229
—	Targacept, Inc. ●	2
14	Teva Pharmaceutical Industries Ltd. ADR	580
—	Thermo Fisher Scientific, Inc.	19
5	UCB S.A.	265
1	Vertex Pharmaceuticals, Inc. ●	62
1	Watson Pharmaceuticals, Inc. ●	65
2	Xenoport, Inc. ●	17
		5,875
	Real Estate - 3.2%
—	Acadia Realty Trust ‡	11
1	Aliansce Shopping Centers S.A.	8
3	American Assets Trust, Inc.	90
—	American Campus Communities, Inc.	15
2	American Tower Corp. REIT	112
9	Ascendas Real Estate Investment Trust	17
18	Asian Property Development Public Co., Ltd.	5
—	AvalonBay Communities, Inc. REIT	32
33	Ayala Land, Inc.	19
—	Boardwalk REIT	19
—	Boston Properties, Inc. REIT	36
8	BR Malls Participacoes S.A.	111
4	BR Properties S.A.	54
2	British Land Co. plc	15
—	Camden Property Trust	23
11	Capitacommercial Trust	13
9	Capitamall Trust	15
1	Castellum AB	11
70	China Overseas Grand Oceans Group Ltd.	70
—	Colony Financial, Inc.	4
1	Coresite Realty Corp.	17
1	Daito Trust Construction Co., Ltd.	141
1	DDR Corp.	14
1	Derwent London plc	23
1	Douglas Emmett, Inc.	16
—	EastGroup Properties, Inc.	11
1	Education Realty Trust, Inc.	10
—	Equity Lifestyle Properties, Inc.	14
8	Forest City Enterprises, Inc. Class A ●	127
32	Fortune REIT	24
1	Glimcher Realty Trust REIT	11
1	GSW Immobilien AG	27
15	Hammerson plc	110
1	HCP, Inc.	22
1	Health Care, Inc. REIT	42
1	Host Hotels & Resorts, Inc.	16
4	Hysan Development Co., Ltd.	18
—	Icade	7
—	Industrial & Infrastructure Fund Investment Corp.	8
—	Kilroy Realty Corp.	19
8	L.P.N. Development Public Co., Ltd.	5
—	LaSalle Hotel Properties	10
34	Link (The) REIT	162
2	Mitsubishi Estate Co., Ltd.	31
1	Mitsui Fudosan Co., Ltd.	27
—	Post Properties, Inc. REIT	13
—	PS Business Parks, Inc.	12
—	PSP Swiss Property AG	14
—	Public Storage REIT	40
3	Rayonier, Inc.	147
1	RioCan Real Estate Investment Trust REIT	21

4

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.4% - (continued)
	Real Estate - 3.2% - (continued)
218	Robinsons Land Corp.	$99
2	Shaftesbury plc	14
2	Simon Property Group, Inc.	272
1	Stag Industrial, Inc.	10
3	Sun Hung Kai Properties Ltd.	49
7	Supalai Public Co., Ltd.	5
—	Swiss Prime Site AG	11
—	Taubman Centers, Inc. REIT	32
—	Unibail-Rodamco SE	40
2	Unite Group plc	10
18	Westfield Group	190
15	Westfield Retail Trust	45
		2,616
	Retailing - 4.2%
3	Amazon.com, Inc. ●	836
—	AutoZone, Inc. ●	133
6	CDON Group AB ●	36
1	Dollar General Corp. ●	70
3	Family Dollar Stores, Inc.	182
3	Gap, Inc.	94
5	Hennes & Mauritz Ab	185
5	Home Depot, Inc.	313
2	Industria de Diseno Textil S.A.	199
94	Intime Department Store	101
12	Liberty Media - Interactive A ●	228
11	Lowe's Co., Inc.	337
15	Marks & Spencer Group plc	89
11	Myer Holdings Ltd.	20
—	Priceline.com, Inc. ●	245
15	Rakuten, Inc.	152
3	Target Corp.	207
1	Urban Outfitters, Inc. ●	44
		3,471
	Semiconductors and Semiconductor Equipment - 1.6%
9	ASM Pacific Technology Ltd. ☼	109
1	ASML Holding N.V.	79
1	ASML Holding N.V. ADR	60
3	Cirrus Logic, Inc. ●	96
4	Cypress Semiconductor Corp.	38
5	Fairchild Semiconductor International, Inc. ●	62
1	International Rectifier Corp. ●	14
3	Linear Technology Corp.	101
2	Maxim Integrated Products, Inc.	46
2	Microchip Technology, Inc.	77
—	Samsung Electronics Co., Ltd.	288
4	Skyworks Solutions, Inc. ●	101
86	Taiwan Semiconductor Manufacturing Co., Ltd.	264
		1,335
	Software and Services - 7.0%
7	Accenture plc	481
4	Activision Blizzard, Inc.	42
1	Alliance Data Systems Corp. ●	143
7	Automatic Data Processing, Inc.	428
10	Cadence Design Systems, Inc. ●	132
2	Citrix Systems, Inc. ●	122
1	Cognizant Technology Solutions Corp. ●	88
4	Dropbox, Inc. ⌂●†	34
10	eBay, Inc. ●	460
2	Equinix, Inc. ●	429
1	Exlservice Holdings, Inc. ●	29
3	Fortinet, Inc. ●	75
5	Genpact Ltd. ●	91
—	Google, Inc. ●	58
4	hiSoft Technology International Ltd. ADR ●	40
1	IBM Corp.	185
3	Intuit, Inc.	177
4	Kakaku.com, Inc.	144
13	Microsoft Corp.	377
1	MicroStrategy, Inc. ●	91
1	NetSuite, Inc. ●	57
16	Oracle Corp.	514
—	Rackspace Hosting, Inc. ●	11
1	Salesforce.com, Inc. ●	187
5	Sapient Corp.	48
2	Splunk, Inc. ●	74
4	Tencent Holdings Ltd. ☼	120
1	Teradata Corp. ●	112
3	Tibco Software, Inc. ●	104
3	Vantiv, Inc. ●	69
2	VeriFone Systems, Inc. ●	53
4	VeriSign, Inc. ●	185
3	Visa, Inc.	352
10	Western Union Co.	186
		5,698
	Technology Hardware and Equipment - 4.8%
30	AAC Technologies Holdings, Inc. ☼	107
16	Advantech Co., Ltd.	57
3	Apple, Inc. ●	1,962
3	Ciena Corp. ●	41
14	Cisco Systems, Inc.	275
9	EMC Corp. ●	245
1	Fusion-io, Inc. ●	30
13	Hitachi Ltd.	74
40	Hon Hai Precision Industry Co., Ltd. ●	126
5	JDS Uniphase Corp. ●	60
11	Juniper Networks, Inc. ●	185
2	National Instruments Corp.	45
—	Palo Alto Networks, Inc. ●	6
9	Qualcomm, Inc.	580
2	Riverbed Technology, Inc. ●	44
1	Rogers Corp. ●	31
38	WPG Holdings Co., Ltd.	50
		3,918
	Telecommunication Services - 3.0%
5	America Movil S.A.B. de C.V. ADR	126
56	Axiata Group Berhad	119
24	Bharti Televentures	120
44	China Telecom Corp., Ltd.	25
63	China Unicom Ltd.	102
10	Cincinnati Bell, Inc. ●	56
2	Crown Castle International Corp. ●	142
14	Frontier Communications Co.	68
15	Leap Wireless International, Inc. ●	103
7	MetroPCS Communications, Inc. ●	87
1	Millicom International Cellular SDR	96

5

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.4% - (continued)
	Telecommunication Services - 3.0% - (continued)
4	Mobile Telesystems OJSC ADR	$76
5	MTN Group Ltd.	94
3	NII Holdings, Inc. Class B ●	26
1	P.T. Telekomunikasi Indonesia ADR	45
1	Philippine Long Distance Telephone Co. ADR	53
18	Portugal Telecom SGPS S.A.	89
1	SBA Communications Corp. ●	54
4	SK Telecom Co., Ltd. ADR	55
35	Sprint Nextel Corp. ●	192
6	Tele2 Ab B Shares	102
15	Telenor ASA	285
4	TW Telecom, Inc. ●	98
3	VimpelCom Ltd. ADR	37
57	Vodafone Group plc	161
1	Ziggo N.V. ●	33
		2,444
	Transportation - 2.8%
275	AirAsia Berhad	271
1	C.H. Robinson Worldwide, Inc.	57
7	Celadon Group, Inc.	114
11	Covenant Transport ●	51
10	Delta Air Lines, Inc. ●	95
—	Expeditors International of Washington, Inc.	15
3	FedEx Corp.	212
1	Genesee & Wyoming, Inc. Class A ●	62
9	GOL Linhas Aereas Inteligentes S.A. ADR	49
39	Hutchinson Port Holdings Trust	28
4	J.B. Hunt Transport Services, Inc.	209
2	Kansas City Southern	139
3	Landstar System, Inc.	129
7	Localiza Rent a Car S.A.	119
2	Norfolk Southern Corp.	120
1	Santos Brasil Participacoes S.A.	20
2	Spirit Airlines, Inc. ●	39
16	Swift Transportation Co. ●	139
16	Transurban Group	99
22	US Airways Group, Inc. ●	228
9	Vitran Corp., Inc. ●	53
4	XPO Logistics, Inc. ●	46
50	Zhejiang Expressway Co., Ltd.	34
		2,328
	Utilities - 3.8%
3	American Electric Power Co., Inc.	111
6	Calpine Corp. ●	101
3	Cheung Kong Infrastructure	20
11	Chubu Electric Power Co., Inc.	137
1	Cia de Saneamento Basico do Estado de Sao Paulo	20
5	Duke Energy Corp.	293
7	E.On AG	173
2	Edison International	75
1	Electricite de France	22
15	Enel S.p.A.	54
11	ENN Energy Holdings Ltd.	44
8	Gaz de France ⌂	172
83	Guangdong Investment Ltd.	65
38	National Grid plc	424
7	NextEra Energy, Inc.	513
3	Northeast Utilities	111
1	OGE Energy Corp.	37
11	Osaka Gas Co., Ltd.	48
5	PG&E Corp.	200
1	Pinnacle West Capital Corp.	63
3	RWE AG	131
3	Severn Trent plc	74
8	Snam S.p.A.	37
3	Suez Environment S.A.	32
9	Tokyo Gas Co., Ltd.	51
1	Tractebel Energia S.A.	22
3	Xcel Energy, Inc.	89
		3,119
	Total common stocks
	(cost $74,362)	$80,382

PREFERRED STOCKS - 0.3%
	Automobiles and Components - 0.2%
1	Volkswagen AG N.V.	$175

	Utilities - 0.1%
2	Cia Paranaense de Energie	32

	Total preferred stocks
	(cost $212)	$207

EXCHANGE TRADED FUNDS - 0.1%
	Other Investment Pools and Funds - 0.1%
3	Industrial Select Sector SPDR Fund	$117

	Total exchange traded funds
	(cost $115)	$117

CORPORATE BONDS - 0.0%
	Petroleum and Coal Products Manufacturing - 0.0%
	Green Plains Renewable Energy, Inc.
$13	5.75%, 11/01/2015 ۞	$10

	Total corporate bonds
	(cost $12)	$10

	Total long-term investments
	(cost $74,701)	$80,716

SHORT-TERM INVESTMENTS - 1.2%
Repurchase Agreements - 1.2%
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
10/01/2012 in the amount of $315,
collateralized by FHLB 4.91%, 2015,
FHLMC 2.41% - 6.00%, 2027 - 2042,
FNMA 2.05% - 5.94%, 2022 - 2042, value
	of $321)
$315	0.17%, 09/28/2012	$315

6

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 1.2% - (continued)
Repurchase Agreements - 1.2% - (continued)
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2012 in the
amount of $110, collateralized by FHLMC
4.00% - 4.50%, 2024 - 2026, FNMA 4.00%
- 5.00%, 2035 - 2042, GNMA 5.00%, 2039,
	value of $112)
$110	0.23%, 09/28/2012		$110
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $85, collateralized by U.S. Treasury Note 0.25%, 2015, value of $86)
85	0.20%, 09/28/2012		85
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $102, collateralized by FNMA 2.50% - 3.00%, 2027 - 2042, value of $104)
102	0.25%, 09/28/2012		102
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $7, collateralized by FNMA 5.00%, 2038, value of $7)
6	0.25%, 09/28/2012		6
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $107, collateralized by U.S. Treasury Note 0.88%, 2017, value of $109)
107	0.20%, 09/28/2012		107
TD Securities TriParty Repurchase Agreement
(maturing on 10/01/2012 in the amount of
$228, collateralized by FHLB 1.75% -
3.13%, 2013 - 2021, FHLMC 0.30% -
6.00%, 2013 - 2042, FNMA 0.38% -
6.25%, 2013 - 2042, U.S. Treasury Bill
	0.10%, 2012, value of $233)
228	0.20%, 09/28/2012		228
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2012 in the amount of $2, collateralized by U.S. Treasury Note 1.50%, 2016, value of $2)
2	0.18%, 09/28/2012		2
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $43, collateralized by FHLB 0.84%, 2012, GNMA 2.50% -13.50%, 2012 - 2042, value of $44)
43	0.20%, 09/28/2012		43
			998
	Total short-term investments
	(cost $998)		$998

	Total investments
	(cost $75,699) ▲	100.0%	$81,714
	Other assets and liabilities	—%	(1)
	Total net assets	100.0%	$81,713

7

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At September 30, 2012, the cost of securities for federal income tax purposes was $77,231 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$10,257
Unrealized Depreciation	(5,774)
Net Unrealized Appreciation	$4,483

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At September 30, 2012, the aggregate value of these securities was $34, which rounds to zero percent of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At September 30, 2012, the aggregate value of these securities was $80, which represents 0.1% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2012, the aggregate value of these securities was $132, which represents 0.2% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
05/2012	4	Dropbox, Inc.	$38
09/2010 - 07/2012	8	Gaz de France	268
02/2011	2	GLG Life Technology Corp.	23
06/2011 - 07/2011	116	Sino Forest Corp. Class A	485

At September 30, 2012, the aggregate value of these securities was $206, which represents 0.3% of total net assets.

۞	Convertible security.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $6 at September 30, 2012.

8

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at September 30, 2012

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
EUR	Sell	10/01/2012	CBK	$1	$1	$–
EUR	Sell	10/03/2012	WEST	3	3	–
GBP	Buy	10/03/2012	WEST	2	2	–
GBP	Sell	10/01/2012	UBS	8	8	–
GBP	Sell	10/02/2012	UBS	11	11	–
GBP	Sell	10/03/2012	WEST	13	13	–
HKD	Buy	10/03/2012	DEUT	6	6	–
HKD	Sell	10/04/2012	BCLY	2	2	–
JPY	Buy	10/02/2012	JPM	4	4	–
JPY	Sell	02/01/2013	DEUT	436	437	(1)
JPY	Sell	10/01/2012	JPM	14	14	–
MXN	Buy	10/03/2012	JPM	7	7	–
ZAR	Sell	10/02/2012	BCLY	3	3	–
						$(1)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
JPM	JP Morgan Chase & Co.
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican New Peso
ZAR	South African Rand

Other Abbreviations:
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
SPDR	Standard & Poor's Depositary Receipt

9

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

September 30, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles and Components	$1,429	$148	$1,281	$–
Banks	6,008	2,909	3,099	–
Capital Goods	4,951	3,816	1,135	–
Commercial and Professional Services	87	60	27	–
Consumer Durables and Apparel	709	3	706	–
Consumer Services	477	341	136	–
Diversified Financials	4,086	2,262	1,824	–
Energy	9,281	6,166	3,115	–
Food and Staples Retailing	1,998	1,174	824	–
Food, Beverage and Tobacco	6,373	3,957	2,416	–
Health Care Equipment and Services	2,443	2,189	254	–
Insurance	2,998	1,875	1,123	–
Materials	6,564	3,669	2,895	–
Media	2,174	2,015	159	–
Pharmaceuticals, Biotechnology and Life Sciences	5,875	4,361	1,514	–
Real Estate	2,616	1,391	1,225	–
Retailing	3,471	2,689	782	–
Semiconductors and Semiconductor Equipment	1,335	595	740	–
Software and Services	5,698	5,400	264	34
Technology Hardware and Equipment	3,918	3,504	414	–
Telecommunication Services	2,444	1,251	1,193	–
Transportation	2,328	1,924	404	–
Utilities	3,119	1,635	1,484	–
Total	80,382	53,334	27,014	34
Corporate Bonds	10	–	10	–
Exchange Traded Funds	117	117	–	–
Preferred Stocks	207	32	175	–
Short-Term Investments	998	–	998	–
Total	$81,714	$53,483	$28,197	$34
Foreign Currency Contracts*	–	–	–	–
Total	$–	$–	$–	$–
Liabilities:
Foreign Currency Contracts*	1	–	1	–
Total	$1	$–	$1	$–

♦	For the nine-month period ended September 30, 2012, investments valued at $100 were transferred from Level 1 to Level 2, and investments valued at $308 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

10

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of September 30, 2012
Assets:
Common Stocks	$40	$14	$(53	)†	$—	$40	$(39)	$32	$—	$34
Total	$40	$14	$(53)		$—	$40	$(39)	$32	$—	$34

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2012 was $(45).

11

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Diversification by Country

as of September 30, 2012

Percentage of
Country	Net Assets
Australia	1.9%
Belgium	1.4
Brazil	1.5
Canada	3.7
China	0.7
Denmark	0.3
Finland	0.1
France	3.0
Germany	2.1
Hong Kong	2.4
India	0.7
Indonesia	0.1
Ireland	0.9
Israel	0.7
Italy	0.3
Japan	4.9
Luxembourg	0.2
Malaysia	0.5
Marshall Islands	0.1
Mexico	0.6
Netherlands	1.3
Norway	1.2
Papua New Guinea	0.1
Philippines	0.2
Poland	0.0
Portugal	0.2
Russia	0.2
Singapore	0.3
South Africa	0.5
South Korea	0.8
Spain	0.8
Sweden	0.5
Switzerland	2.3
Taiwan	0.6
Thailand	0.3
Turkey	0.2
United Kingdom	7.3
United States	55.9
Short-Term Investments	1.2
Other Assets and Liabilities	0.0
Total	100.0%

12

Hartford Growth HLS Fund
Schedule of Investments
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.5%
	Automobiles and Components - 0.4%
33	Harley-Davidson, Inc.	$1,413

	Capital Goods - 2.8%
118	AMETEK, Inc.	4,189
12	Cummins, Inc.	1,119
63	Eaton Corp.	2,956
17	Joy Global, Inc.	947
		9,211
	Commercial and Professional Services - 1.0%
34	IHS, Inc. ●	3,291

	Consumer Durables and Apparel - 2.5%
168	D.R. Horton, Inc.	3,457
55	Lennar Corp.	1,914
9	Michael Kors Holdings Ltd. ●	490
17	PVH Corp.	1,565
5	Ralph Lauren Corp.	793
		8,219
	Consumer Services - 3.6%
150	Dunkin' Brands Group, Inc.	4,387
46	Starbucks Corp.	2,359
74	Yum! Brands, Inc.	4,933
		11,679
	Diversified Financials - 1.0%
57	American Express Co.	3,214

	Energy - 4.3%
46	Anadarko Petroleum Corp.	3,215
36	Cameron International Corp. ●	2,029
78	Cobalt International Energy, Inc. ●	1,747
47	Ensco plc	2,556
35	National Oilwell Varco, Inc.	2,831
20	Schlumberger Ltd.	1,448
		13,826
	Food and Staples Retailing - 3.4%
72	CVS Caremark Corp.	3,500
100	Wal-Mart Stores, Inc.	7,416
		10,916
	Food, Beverage and Tobacco - 4.8%
232	Green Mountain Coffee Roasters, Inc. ●	5,510
27	Lorillard, Inc.	3,100
98	PepsiCo, Inc.	6,932
		15,542
	Health Care Equipment and Services - 5.6%
66	Covidien plc	3,947
57	Edwards Lifesciences Corp. ●	6,171
248	Hologic, Inc. ●	5,027
55	UnitedHealth Group, Inc.	3,024
		18,169
	Materials - 1.9%
69	Monsanto Co.	6,286

	Media - 7.9%
140	Comcast Corp. Class A	4,991
238	News Corp. Class A	5,840
1,720	Sirius XM Radio, Inc. w/ Rights ●	4,472
95	Time Warner, Inc.	4,306
114	Walt Disney Co.	5,944
		25,553

	Pharmaceuticals, Biotechnology and Life Sciences - 6.0%
49	Agilent Technologies, Inc.	1,891
31	Biogen Idec, Inc. ●	4,561
98	Gilead Sciences, Inc. ●	6,473
48	Johnson & Johnson	3,276
73	Merck & Co., Inc.	3,308
		19,509
	Retailing - 9.6%
72	Abercrombie & Fitch Co. Class A	2,441
30	Amazon.com, Inc. ●	7,618
12	AutoZone, Inc. ●	4,517
61	Dollar General Corp. ●	3,139
44	Family Dollar Stores, Inc.	2,939
233	Lowe's Co., Inc.	7,036
6	Priceline.com, Inc. ●	3,564
		31,254
	Semiconductors and Semiconductor Equipment - 2.7%
165	Altera Corp.	5,603
89	Broadcom Corp. Class A	3,076
		8,679
	Software and Services - 23.3%
31	Alliance Data Systems Corp. ●	4,458
75	BMC Software, Inc. ●	3,125
11	Citrix Systems, Inc. ●	873
62	Cognizant Technology Solutions Corp. ●	4,344
170	eBay, Inc. ●	8,223
17	Google, Inc. ●	12,638
30	IBM Corp.	6,126
12	Mastercard, Inc.	5,436
194	Microsoft Corp.	5,776
280	Oracle Corp.	8,830
12	Salesforce.com, Inc. ●	1,804
89	Splunk, Inc. ●	3,257
49	Tibco Software, Inc. ●	1,471
86	VeriSign, Inc. ●	4,197
33	Visa, Inc.	4,374
7	VMware, Inc. ●	716
		75,648
	Technology Hardware and Equipment - 16.6%
160	Acme Packet, Inc. ●	2,742
51	Apple, Inc. ●	34,321
143	EMC Corp. ●	3,895
208	Juniper Networks, Inc. ●	3,556
69	NetApp, Inc. ●	2,262
112	Qualcomm, Inc.	6,992
		53,768
	Transportation - 2.1%
56	J.B. Hunt Transport Services, Inc.	2,911
61	Norfolk Southern Corp.	3,877
		6,788
	Total common stocks
	(cost $272,896)	$322,965

	Total long-term investments (cost $272,896)	$322,965

13

Hartford Growth HLS Fund
Schedule of Investments — (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreements - 0.6%
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
10/01/2012 in the amount of $657,
collateralized by FHLB 4.91%, 2015,
FHLMC 2.41% - 6.00%, 2027 - 2042,
FNMA 2.05% - 5.94%, 2022 - 2042, value
	of $670)
$657	0.17%, 09/28/2012	$657
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2012 in the
amount of $230, collateralized by FHLMC
4.00% - 4.50%, 2024 - 2026, FNMA 4.00%
- 5.00%, 2035 - 2042, GNMA 5.00%, 2039,
	value of $234)
229	0.23%, 09/28/2012	229
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $177, collateralized by U.S. Treasury Note 0.25%, 2015, value of $180)
177	0.20%, 09/28/2012	177
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $212, collateralized by FNMA 2.50% - 3.00%, 2027 - 2042, value of $217)
212	0.25%, 09/28/2012	212
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $14, collateralized by FNMA 5.00%, 2038, value of $14)
14	0.25%, 09/28/2012	14
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $223, collateralized by U.S. Treasury Note 0.88%, 2017, value of $228)
223	0.20%, 09/28/2012	223
TD Securities TriParty Repurchase Agreement
(maturing on 10/01/2012 in the amount of
$475, collateralized by FHLB 1.75% -
3.13%, 2013 - 2021, FHLMC 0.30% -
6.00%, 2013 - 2042, FNMA 0.38% - 6.25%,
2013 - 2042, U.S. Treasury Bill 0.10%,
	2012, value of $485)
475	0.20%, 09/28/2012	475
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2012 in the amount of $4, collateralized by U.S. Treasury Note 1.50%, 2016, value of $4)
4	0.18%, 09/28/2012	4

	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $89, collateralized by FHLB 0.84%, 2012, GNMA 2.50% -13.50%, 2012 - 2042, value of $91)
89	0.20%, 09/28/2012		89
			2,080
	Total short-term investments
	(cost $2,080)		$2,080

	Total investments
	(cost $274,976) ▲	100.1%	$325,045
	Other assets and liabilities	(0.1)%	(240)
	Total net assets	100.0%	$324,805

14

Hartford Growth HLS Fund
Schedule of Investments — (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2012, the cost of securities for federal income tax purposes was $276,069 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$65,546
Unrealized Depreciation	(16,570)
Net Unrealized Appreciation	$48,976

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Investment Valuation Hierarchy Level Summary
September 30, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$322,965	$322,965	$–	$–
Short-Term Investments	2,080	–	2,080	–
Total	$325,045	$322,965	$2,080	$–

♦	For the nine-month period ended September 30, 2012, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

15

Hartford Healthcare HLS Fund
Schedule of Investments
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.0%
	Biotechnology - 21.9%
84	3SBio, Inc. ADR ●	$1,086
33	Acorda Therapeutics, Inc. ●	848
24	Actelion Ltd.	1,198
52	Algeta ASA ●	1,356
177	Alkermes plc ●	3,670
75	Anacor Pharmaceuticals, Inc. ●	493
146	Arena Pharmaceuticals, Inc. ●	1,212
88	Aveo Pharmaceuticals, Inc. ●	918
28	Biogen Idec, Inc. ●	4,232
38	Cubist Pharmaceuticals, Inc. ●	1,821
478	Exelixis, Inc. ●	2,303
133	Gilead Sciences, Inc. ●	8,823
83	Immunogen, Inc. ●	1,212
68	Incyte Corp. ●	1,223
79	Ironwood Pharmaceuticals, Inc. ●	1,004
70	NPS Pharmaceuticals, Inc. ●	643
41	Onyx Pharmaceuticals, Inc. ●	3,435
42	Progenics Pharmaceuticals, Inc. ●	121
34	Regeneron Pharmaceuticals, Inc. ●	5,129
78	Rigel Pharmaceuticals, Inc. ●	795
67	Seattle Genetics, Inc. ●	1,809
42	Vertex Pharmaceuticals, Inc. ●	2,322
		45,653
	Drug Retail - 3.3%
81	CVS Caremark Corp.	3,920
84	Walgreen Co.	3,043
		6,963
	Health Care Distributors - 6.3%
165	Cardinal Health, Inc.	6,423
77	McKesson Corp.	6,633
		13,056
	Health Care Equipment - 17.3%
143	ABIOMED, Inc. ●	2,993
159	Boston Scientific Corp. ●	910
92	Covidien plc	5,437
31	Globus Medical, Inc. ●	567
35	Heartware International, Inc. ●	3,269
65	Hologic, Inc. ●	1,308
137	Medtronic, Inc.	5,907
170	St. Jude Medical, Inc.	7,141
26	Stryker Corp.	1,431
81	Tornier N.V. ●	1,531
2,392	Trauson Holdings Co., Ltd.	1,149
72	Volcano Corp. ●	2,046
33	Zimmer Holdings, Inc.	2,259
		35,948
	Health Care Facilities - 2.1%
82	HCA Holdings, Inc.	2,730
132	NMC Health plc ●	386
99	Vanguard Health Systems, Inc. ●	1,227
		4,343
	Health Care Technology - 0.6%
99	Allscripts Healthcare Solutions, Inc. ●	1,225

	Life Sciences Tools and Services - 2.7%
65	Agilent Technologies, Inc.	2,507
13	Covance, Inc. ●	607
12	PAREXEL International Corp. ●	381
26	Thermo Fisher Scientific, Inc.	1,512
7	Waters Corp. ●	575
		5,582
	Managed Health Care - 11.2%
138	Aetna, Inc.	5,457
110	CIGNA Corp.	5,180
196	Qualicorp S.A. ●	1,889
177	UnitedHealth Group, Inc.	9,780
17	Wellcare Health Plans, Inc. ●	973
		23,279
	Pharmaceuticals - 32.6%
10	Alk-Abello A/S	617
58	Almirall S.A. ●	456
44	Astellas Pharma, Inc.	2,215
35	AstraZeneca plc ADR	1,670
34	Auxilium Pharmaceuticals, Inc. ●	827
109	Bristol-Myers Squibb Co.	3,669
78	Cadence Pharmaceuticals, Inc. ●	307
153	Daiichi Sankyo Co., Ltd.	2,519
43	Dr. Reddy's Laboratories Ltd. ADR	1,315
69	Eisai Co., Ltd.	3,104
384	Elan Corp. plc ADR ●	4,120
93	Eli Lilly & Co.	4,428
135	Forest Laboratories, Inc. ●	4,811
41	Johnson & Johnson	2,805
118	Medicines Co. ●	3,056
131	Merck & Co., Inc.	5,885
110	Mylan, Inc. ●	2,674
9	Ono Pharmaceutical Co., Ltd.	566
78	Optimer Pharmaceuticals, Inc. ●	1,096
178	Pfizer, Inc.	4,413
11	Salix Pharmaceuticals Ltd. ●	448
261	Shionogi & Co., Ltd.	3,983
26	Simcere Pharmaceutical Group ADR ●	226
125	Teva Pharmaceutical Industries Ltd. ADR	5,163
50	UCB S.A.	2,746
43	Watson Pharmaceuticals, Inc. ●	3,636
91	Xenoport, Inc. ●	1,043
		67,798
	Total common stocks
	(cost $170,890)	$203,847

	Total long-term investments (cost $170,890)	$203,847

SHORT-TERM INVESTMENTS - 1.8%
	Repurchase Agreements - 1.8%
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
10/01/2012 in the amount of $1,204,
collateralized by FHLB 4.91%, 2015,
FHLMC 2.41% - 6.00%, 2027 - 2042,
FNMA 2.05% - 5.94%, 2022 - 2042, value
	of $1,228)
$1,204	0.17%, 09/28/2012	$1,204

16

Hartford Healthcare HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 1.8% - (continued)
	Repurchase Agreements - 1.8% - (continued)
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2012 in the
amount of $421, collateralized by FHLMC
4.00% - 4.50%, 2024 - 2026, FNMA 4.00%
- 5.00%, 2035 - 2042, GNMA 5.00%, 2039,
	value of $429)
$421	0.23%, 09/28/2012		$421
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $324, collateralized by U.S. Treasury Note 0.25%, 2015, value of $330)
324	0.20%, 09/28/2012		324
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $390, collateralized by FNMA 2.50% - 3.00%, 2027 - 2042, value of $397)
389	0.25%, 09/28/2012		389
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $25, collateralized by FNMA 5.00%, 2038, value of $25)
25	0.25%, 09/28/2012		25
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $409, collateralized by U.S. Treasury Note 0.88%, 2017, value of $417)
409	0.20%, 09/28/2012		409
TD Securities TriParty Repurchase Agreement
(maturing on 10/01/2012 in the amount of
$871, collateralized by FHLB 1.75% -
3.13%, 2013 - 2021, FHLMC 0.30% -
6.00%, 2013 - 2042, FNMA 0.38% -
6.25%, 2013 - 2042, U.S. Treasury Bill
	0.10%, 2012, value of $889)
871	0.20%, 09/28/2012		871
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2012 in the amount of $7, collateralized by U.S. Treasury Note 1.50%, 2016, value of $7)
7	0.18%, 09/28/2012		7
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $163, collateralized by FHLB 0.84%, 2012, GNMA 2.50% -13.50%, 2012 - 2042, value of $166)
163	0.20%, 09/28/2012		163
			3,813
	Total short-term investments
	(cost $3,813)		$3,813

	Total investments
	(cost $174,703) ▲	99.8%	$207,660
	Other assets and liabilities	0.2%	391
	Total net assets	100.0%	$208,051

17

Hartford Healthcare HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At September 30, 2012, the cost of securities for federal income tax purposes was $176,093 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$37,937
Unrealized Depreciation	(6,370)
Net Unrealized Appreciation	$31,567

●	Non-income producing.

Foreign Currency Contracts Outstanding at September 30, 2012
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
EUR	Sell	10/01/2012	CBK	$10	$10	$–
JPY	Sell	02/01/2013	DEUT	6,128	6,138	(10)
						$(10)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.

Currency Abbreviations:
EUR	EURO
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

18

Hartford Healthcare HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

September 30, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$203,847	$183,938	$19,909	$–
Short-Term Investments	3,813	–	3,813	–
Total	$207,660	$183,938	$23,722	$–
Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–
Liabilities:
Foreign Currency Contracts *	10	–	10	–
Total	$10	$–	$10	$–

♦	For the nine-month period ended September 30, 2012, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

19

Hartford High Yield HLS Fund
Schedule of Investments
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.0%
		Finance and Insurance - 0.0%
		Soundview NIM Trust
	$2,490	0.00%, 12/25/2036 ■●	$—

		Total asset & commercial mortgage backed securities
		(cost $2,479)	$—

CORPORATE BONDS - 93.0%
		Accommodation and Food Services - 3.3%
		Caesars Operating Escrow
	$4,180	8.50%, 02/15/2020 ■	$4,180
	3,505	9.00%, 02/15/2020 ■	3,540
		Choice Hotels International, Inc.
	306	5.70%, 08/28/2020	330
	2,295	5.75%, 07/01/2022	2,502
		MGM Mirage, Inc.
	3,236	11.13%, 11/15/2017	3,580
		Starwood Hotels & Resorts, Inc.
	3,905	7.15%, 12/01/2019	4,774
		Wynn Las Vegas LLC
	825	5.38%, 03/15/2022 ■	837
	2,424	7.75%, 08/15/2020	2,697
			22,440
		Administrative Waste Management and Remediation - 1.0%
		Clean Harbors, Inc.
	1,071	5.25%, 08/01/2020 ■	1,103
		Iron Mountain, Inc.
	1,350	5.75%, 08/15/2024	1,354
	3,816	7.75%, 10/01/2019	4,293
			6,750
		Arts, Entertainment and Recreation - 8.3%
		AMC Entertainment, Inc.
	1,814	8.75%, 06/01/2019	2,000
	1,670	9.75%, 12/01/2020	1,881
		Carlson Wagonlit B.V.
	1,675	6.88%, 06/15/2019 ■	1,759
		CCO Holdings LLC
	4,021	5.25%, 09/30/2022	4,041
	3,600	7.25%, 10/30/2017	3,924
	4,972	7.38%, 06/01/2020	5,550
		Chester Downs & Marina LLC
	1,040	9.25%, 02/01/2020 ■	1,045
		Clear Channel Worldwide Holdings, Inc.
	3,395	9.25%, 12/15/2017	3,658
		Equinix, Inc.
	2,050	7.00%, 07/15/2021	2,296
		Fidelity National Information Services, Inc.
	2,505	5.00%, 03/15/2022	2,586
		Gray Television, Inc.
	1,770	7.50%, 10/01/2020 ■☼	1,761
	4,191	10.50%, 06/29/2015	4,542
		Great Canadian Gaming Co.
CAD	1,361	6.63%, 07/25/2022 ■	1,429
		Greektown Superholdings, Inc.
	1,650	13.00%, 07/01/2015	1,786
		Isle of Capri Casinos, Inc.
	2,690	8.88%, 06/15/2020 ■	2,838
		NAI Entertainment Holdings LLC
	1,345	8.25%, 12/15/2017 ■	1,500
		Regal Entertainment Group
	3,455	9.13%, 08/15/2018	3,861
		Sirius XM Radio, Inc.
	1,021	5.25%, 08/15/2022 ■	1,016
		Unitymedia Hessen GmbH & Co.
	2,455	8.13%, 12/01/2017 ■	2,639
		Univision Communications
	2,695	6.75%, 09/15/2022 ■	2,695
		Virgin Media Finance plc
	2,330	9.50%, 08/15/2016	2,581
			55,388
		Beverage and Tobacco Product Manufacturing - 0.7%
		Constellation Brands, Inc.
	3,965	6.00%, 05/01/2022	4,510

		Chemical Manufacturing - 2.5%
		Ferro Corp.
	3,873	7.88%, 08/15/2018	3,737
		Hexion Specialty Chemicals
	3,055	8.88%, 02/01/2018	3,139
		Hexion U.S. Finance Corp.
	1,245	6.63%, 04/15/2020	1,267
		Ineos Group Holdings plc
	5,630	8.50%, 02/15/2016 ■	5,320
		LyondellBasell Industries N.V.
	1,715	6.00%, 11/15/2021	1,955
		Momentive Performance
	2,045	9.00%, 01/15/2021	1,483
			16,901
		Computer and Electronic Product Manufacturing - 3.2%
		CDW Escrow Corp.
	6,355	8.50%, 04/01/2019	6,911
		CDW LLC/CDW Finance
	2,775	8.00%, 12/15/2018	3,066
		Freescale Semiconductor, Inc.
	3,791	8.05%, 02/01/2020	3,734
	1,645	9.25%, 04/15/2018 ■	1,789
		Nextel Communications, Inc.
	1,513	7.38%, 08/01/2015	1,519
		Sorenson Communications, Inc.
	4,750	10.50%, 02/01/2015 ■	4,168
			21,187
		Construction - 3.0%
		D.R. Horton, Inc.
	2,520	6.50%, 04/15/2016	2,804
		K Hovnanian Enterprises, Inc.
	1,775	9.13%, 11/15/2020 ■☼	1,786
		KB Home
	2,206	7.50%, 09/15/2022	2,388
	3,750	8.00%, 03/15/2020	4,153
		Lennar Corp.
	5,320	4.75%, 12/15/2017 ■	5,493
		Pulte Homes, Inc.
	2,446	7.88%, 06/15/2032	2,544

1

Hartford High Yield HLS Fund
Schedule of Investments — (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 93.0% - (continued)
	Construction - 3.0% - (continued)
	Ryland Group, Inc.
$910	5.38%, 10/01/2022	$912
		20,080
	Fabricated Metal Product Manufacturing - 0.7%
	BWAY Holding Co.
2,162	10.00%, 06/15/2018	2,432
	Masco Corp.
1,135	5.95%, 03/15/2022	1,244
320	7.13%, 03/15/2020	364
	Ply Gem Industries, Inc.
825	9.38%, 04/15/2017 ■	829
		4,869
	Finance and Insurance - 12.4%
	Ally Financial, Inc.
5,766	5.50%, 02/15/2017	6,027
1,930	7.50%, 09/15/2020	2,215
	CIT Group, Inc.
9,381	5.25%, 03/15/2018	10,061
6,288	5.50%, 02/15/2019 ■	6,807
3,320	6.63%, 04/01/2018 ■	3,768
	Community Choice Financial, Inc.
3,810	10.75%, 05/01/2019 ■	3,715
	Credit Acceptance Corp.
390	9.13%, 02/01/2017	430
	Fibria Overseas Finance Ltd.
3,535	7.50%, 05/04/2020 ■	3,853
	Ford Motor Credit Co. LLC
3,000	12.00%, 05/15/2015	3,720
	GMAC LLC
1,250	8.00%, 11/01/2031	1,457
	Ineos Finance plc
1,220	7.50%, 05/01/2020 ■	1,238
715	8.38%, 02/15/2019 ■	752
4,085	9.00%, 05/15/2015 ■	4,320
	Ladder Capital Finance Holdings LLC
2,430	7.38%, 10/01/2017 ■	2,479
	Lloyds Banking Group plc
6,180	7.88%, 11/01/2020 ■	6,180
	Nuveen Investments, Inc.
1,020	9.13%, 10/15/2017 ■	1,012
2,446	9.50%, 10/15/2020 ■	2,434
	Provident Funding Associates L.P.
5,422	10.25%, 04/15/2017 ■	5,829
	SLM Corp.
2,515	6.25%, 01/25/2016	2,729
1,960	7.25%, 01/25/2022	2,195
2,335	8.45%, 06/15/2018	2,735
	TitleMax, Inc.
5,155	13.25%, 07/15/2015	5,722
	UBS AG Stamford CT
1,665	7.63%, 08/17/2022	1,741
	Wind Acquisition Finance S.A.
1,915	7.25%, 02/15/2018 ■	1,810
		83,229
	Food Services - 0.6%
	ARAMARK Holdings Corp.
3,615	8.63%, 05/01/2016 ■Þ	3,706
	Landry's Acquisition Co.
126	11.63%, 12/01/2015 ■	134
		3,840
	Health Care and Social Assistance - 8.9%
	Alere, Inc.
2,409	7.88%, 02/01/2016	2,518
2,850	9.00%, 05/15/2016	3,042
	American Renal Holdings, Inc.
3,490	8.38%, 05/15/2018	3,682
	Biomet, Inc.
2,710	6.50%, 08/01/2020 - 10/01/2020 ■☼	2,736
	Community Health Systems, Inc.
1,681	5.13%, 08/15/2018	1,744
2,935	7.13%, 07/15/2020	3,131
	DaVita, Inc.
2,645	6.63%, 11/01/2020	2,827
	Fresenius Medical Care U.S. Finance II, Inc.
2,875	5.88%, 01/31/2022 ■	3,076
	HCA, Inc.
4,260	7.25%, 09/15/2020	4,771
9,184	7.50%, 11/15/2095	7,806
2,531	8.50%, 04/15/2019	2,854
	Health Management Associates, Inc.
2,070	7.38%, 01/15/2020 ■	2,246
	HealthSouth Corp.
5,165	7.25%, 10/01/2018	5,591
	Hologic, Inc.
455	6.25%, 08/01/2020 ■	482
	Radiation Therapy Services, Inc.
4,360	8.88%, 01/15/2017	4,207
3,700	9.88%, 04/15/2017	2,692
	Savient Pharmaceuticals, Inc.
3,742	4.75%, 02/01/2018 ۞	1,046
	Valeant Pharmaceuticals International, Inc.
1,535	6.75%, 08/15/2021 ■	1,593
3,630	7.25%, 07/15/2022 ■	3,825
		59,869
	Information - 16.8%
	Audatex North America, Inc.
3,150	6.75%, 06/15/2018 ■	3,363
	Beagle Acquisition Corp.
1,640	11.00%, 12/31/2019 ■	1,861
	Cricket Communications, Inc.
6,055	7.75%, 10/15/2020	5,904
	DISH DBS Corp.
3,725	5.88%, 07/15/2022 ■	3,818
4,886	7.88%, 09/01/2019	5,680
	First Data Corp.
1,800	6.75%, 11/01/2020 ■	1,789
5,425	7.38%, 06/15/2019 ■	5,595
2,265	8.25%, 01/15/2021 ■	2,259
1,564	10.55%, 09/24/2015 Þ	1,602
	GCI, Inc.
1,465	6.75%, 06/01/2021	1,465
	Harron Communications L.P.
2,830	9.13%, 04/01/2020 ■	3,056
	Inmarsat Finance plc
860	7.38%, 12/01/2017 ■	929

2

Hartford High Yield HLS Fund
Schedule of Investments — (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 93.0% - (continued)
	Information - 16.8% - (continued)
	Intelsat Bermuda Ltd.
$9,882	11.50%, 02/04/2017 Þ	$10,475
	Intelsat Jackson Holdings S.A.
5,920	8.50%, 11/01/2019	6,690
	Lawson Software
1,890	9.38%, 04/01/2019 ■	2,098
	Level 3 Communications, Inc.
590	8.88%, 06/01/2019 ■	620
	Level 3 Escrow, Inc.
750	8.13%, 07/01/2019	797
	Level 3 Financing, Inc.
1,550	7.00%, 06/01/2020 ■	1,565
6,401	10.00%, 02/01/2018	7,121
	Mediacom Broadband LLC
3,590	8.50%, 10/15/2015	3,647
	Mediacom LLC
3,470	9.13%, 08/15/2019	3,834
	MetroPCS Wireless, Inc.
2,225	6.63%, 11/15/2020	2,331
4,710	7.88%, 09/01/2018	5,087
	Nara Cable Funding Ltd.
3,615	8.88%, 12/01/2018 ■	3,299
	Paetec Holding Corp.
2,127	9.88%, 12/01/2018	2,435
	SBA Communications Corp
1,020	5.63%, 10/01/2019 ■	1,038
	SBA Telecommunications, Inc.
990	5.75%, 07/15/2020 ■	1,039
	Sprint Nextel Corp.
507	7.00%, 03/01/2020 ■	568
3,092	9.00%, 11/15/2018 ■	3,710
	Syniverse Holdings, Inc.
3,470	9.13%, 01/15/2019	3,730
	UnityMedia GmbH
2,496	7.50%, 03/15/2019 ■	2,739
	UPCB Finance III Ltd.
2,868	6.63%, 07/01/2020 ■	3,004
	UPCB Finance VI Ltd.
1,845	6.88%, 01/15/2022 ■	1,956
	Videotron Ltee
2,430	9.13%, 04/15/2018	2,618
	Windstream Corp.
3,400	7.50%, 04/01/2023	3,553
	Zayo Group LLC
660	8.13%, 01/01/2020	721
480	10.13%, 07/01/2020	530
		112,526
	Machinery Manufacturing - 1.2%
	Case New Holland, Inc.
6,921	7.88%, 12/01/2017 ‡	8,115

	Mining - 2.7%
	American Rock Salt Co. LLC
1,171	8.25%, 05/01/2018 ■	1,063
	FMG Resources Pty Ltd.
3,500	6.00%, 04/01/2017 ■	3,255
6,887	7.00%, 11/01/2015 ■	6,853
1,434	8.25%, 11/01/2019 ■	1,391
	Peabody Energy Corp.
4,020	6.00%, 11/15/2018 ■	4,020
1,572	6.50%, 09/15/2020	1,607
		18,189
	Miscellaneous Manufacturing - 2.2%
	BE Aerospace, Inc.
4,041	5.25%, 04/01/2022	4,203
2,293	6.88%, 10/01/2020	2,545
	Reynolds Group Issuer, Inc.
1,995	7.88%, 08/15/2019	2,154
	TransDigm Group, Inc.
5,140	7.75%, 12/15/2018	5,680
		14,582
	Motor Vehicle and Parts Manufacturing - 1.6%
	American Axle & Manufacturing Holdings, Inc.
1,870	6.63%, 10/15/2022	1,893
	Ford Motor Co.
2,405	7.50%, 08/01/2026	2,772
	Tenneco, Inc.
3,500	7.75%, 08/15/2018	3,806
	TRW Automotive, Inc.
1,721	7.25%, 03/15/2017 ■	1,966
550	8.88%, 12/01/2017 ■	607
		11,044
	Nonmetallic Mineral Product Manufacturing - 0.6%
	Ardagh Packaging Finance
480	7.38%, 10/15/2017 ■	515
511	9.13%, 10/15/2020 ■	540
	Silgan Holdings, Inc.
2,910	5.00%, 04/01/2020	3,045
		4,100
	Other Services - 1.4%
	Service Corp. International
7,975	7.63%, 10/01/2018	9,450

	Paper Manufacturing - 0.1%
	P.H. Glatfelter Co.
530	5.38%, 10/15/2020 ■☼	535

	Petroleum and Coal Products Manufacturing - 4.8%
	Alpha Natural Resources, Inc.
2,355	6.00%, 06/01/2019	1,966
	Antero Resources Finance Corp.
3,605	7.25%, 08/01/2019	3,902
	Continental Resources, Inc.
1,775	5.00%, 09/15/2022	1,851
880	5.00%, 09/15/2022 ■	920
	Endeavour International Corp.
3,048	12.00%, 03/01/2018 ■	3,353
	Everest Acquisition LLC
570	6.88%, 05/01/2019 ■	610
5,467	9.38%, 05/01/2020 ■	5,959
	Ferrellgas Partners L.P.
891	6.50%, 05/01/2021	862
	Harvest Operations Corp.
1,315	6.88%, 10/01/2017	1,440
	MEG Energy Corp.
1,716	6.38%, 01/30/2023 ■	1,832

3

Hartford High Yield HLS Fund
Schedule of Investments — (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 93.0% - (continued)
	Petroleum and Coal Products Manufacturing - 4.8% - (continued)
	Newfield Exploration Co.
$2,176	5.75%, 01/30/2022	$2,432
	Plains Exploration & Production Co.
675	6.75%, 02/01/2022	685
	Rosetta Resources, Inc.
3,468	9.50%, 04/15/2018	3,832
	Seadrill Ltd.
2,585	5.63%, 09/15/2017 ■	2,604
		32,248
	Pipeline Transportation - 2.3%
	El Paso Corp.
955	7.75%, 01/15/2032	1,112
3,260	7.80%, 08/01/2031	3,788
	Energy Transfer Equity L.P.
2,588	7.50%, 10/15/2020	2,937
	Kinder Morgan Finance Co.
2,850	6.00%, 01/15/2018 ■	3,089
	MarkWest Energy Partners L.P.
1,160	5.50%, 02/15/2023	1,215
1,024	6.25%, 06/15/2022	1,101
	NGPL Pipeco LLC
2,075	7.12%, 12/15/2017 ■	2,205
		15,447
	Plastics and Rubber Products Manufacturing - 0.5%
	Continental Rubber of America Corp.
3,180	4.50%, 09/15/2019 ■	3,248

	Primary Metal Manufacturing - 0.4%
	Novelis, Inc.
2,513	8.75%, 12/15/2020	2,783

	Professional, Scientific and Technical Services - 1.6%
	Lamar Media Corp.
1,465	7.88%, 04/15/2018	1,619
	SunGard Data Systems, Inc.
3,685	7.38%, 11/15/2018	3,952
1,520	7.63%, 11/15/2020	1,649
3,650	10.25%, 08/15/2015	3,741
		10,961
	Real Estate and Rental and Leasing - 2.4%
	International Lease Finance Corp.
9,461	5.88%, 04/01/2019	10,031
1,720	6.25%, 05/15/2019	1,849
3,335	8.88%, 09/01/2017	3,935
	United Rental Financing Escrow Corp.
292	5.75%, 07/15/2018 ■	309
		16,124
	Real Estate, Rental and Leasing - 1.6%
	Air Lease Corp.
4,215	5.63%, 04/01/2017 ■	4,299
	Ashtead Capital, Inc.
455	6.50%, 07/15/2022 ■	478
	H & E Equipment Services, Inc.
1,160	7.00%, 09/01/2022 ■	1,206
	International Lease Finance Corp.
665	5.88%, 08/15/2022	687
	United Rental Financing Escrow Corp.
531	7.38%, 05/15/2020 ■	571
529	7.63%, 04/15/2022 ■	579
	United Rentals North America, Inc.
2,823	8.38%, 09/15/2020	3,021
		10,841
	Retail Trade - 3.5%
	99 Cents Only Stores
3,545	11.00%, 12/15/2019 ■	3,979
	AmeriGas Partners L.P.
3,336	6.25%, 08/20/2019	3,470
	Building Materials Corp.
2,948	7.50%, 03/15/2020 ■	3,228
	GRD Holding III Corp.
2,860	10.75%, 06/01/2019 ■	2,867
	Michaels Stores, Inc.
5,245	7.75%, 11/01/2018	5,625
	PC Merger Sub, Inc.
1,080	8.88%, 08/01/2020 ■	1,150
	Sally Holdings LLC
1,425	5.75%, 06/01/2022	1,518
1,395	6.88%, 11/15/2019	1,552
		23,389
	Soap, Cleaning Compound and Toilet Manufacturing - 0.5%
	Revlon Consumer Products
3,430	9.75%, 11/15/2015	3,627

	Transportation Equipment Manufacturing - 0.3%
	Huntington Ingalls Industries, Inc.
1,785	7.13%, 03/15/2021	1,921

	Utilities - 2.3%
	AES (The) Corp.
3,230	8.00%, 10/15/2017	3,731
2,409	9.75%, 04/15/2016	2,879
	Calpine Corp.
3,420	7.88%, 01/15/2023 ■	3,779
	Dolphin Subsidiary II, Inc.
2,615	7.25%, 10/15/2021 ■	2,981
	Texas Competitive Electric Co.
2,765	11.50%, 10/01/2020 ■	2,163
		15,533
	Water Transportation - 0.6%
	ACL I Corp.
3,851	10.63%, 02/15/2016 Þ	3,724

	Wholesale Trade - 1.0%
	HD Supply, Inc.
2,395	8.13%, 04/15/2019 ■	2,599
	J.M. Huber Corp.
3,415	9.88%, 11/01/2019 ■	3,833
		6,432
	Total corporate bonds
	(cost $598,849)	$623,882

4

Hartford High Yield HLS Fund
Schedule of Investments — (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 3.3%
	Finance and Insurance - 1.0%
	Asurion Corp., 2nd Lien Term Loan
$1,057	9.00%, 05/24/2019	$1,092
	Asurion Corp., Term Loan
2,356	5.50%, 05/24/2018	2,369
	Macquarie Aircraft Leasing Finance S.A., 2nd Lien Term Loan
3,477	4.23%, 11/29/2013	3,442
		6,903
	Health Care and Social Assistance - 0.2%
	Hologic, Inc.
910	4.50%, 08/01/2019	921

	Mining - 0.6%
	Arch Coal, Inc.
3,825	5.75%, 05/16/2018	3,851

	Retail Trade - 0.8%
	EB Sports Corp.
5,443	11.50%, 12/31/2015 Þ	5,334

	Utilities - 0.7%
	Texas Competitive Electric Holdings Co. LLC
7,000	4.76%, 10/10/2017	4,808

	Total senior floating rate interests
	(cost $20,984)	$21,817

COMMON STOCKS - 0.3%
	Energy - 0.3%
206,275	KCA Deutag ⌂●†	$1,647

	Software and Services - 0.0%
38	Stratus Technologies, Inc. ⌂●†	—

	Total common stocks
	(cost $2,796)	$1,647

PREFERRED STOCKS - 1.2%
	Diversified Financials - 1.2%
124	Citigroup Capital XIII	$3,465
200	GMAC Capital Trust I ۞	5,022
		8,487
	Software and Services - 0.0%
9	Stratus Technologies, Inc. ⌂†	144

	Total preferred stocks
	(cost $7,943)	$8,631

WARRANTS - 0.0%
	Food, Beverage and Tobacco - 0.0%
2	ASG Consolidated LLC ⌂■	$56

	Total warrants
	(cost $34)	$56

	Total long-term investments (cost $633,085)	$656,033

SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreements - 0.7%
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
10/01/2012 in the amount of $1,424,
collateralized by FHLB 4.91%, 2015,
FHLMC 2.41% - 6.00%, 2027 - 2042,
FNMA 2.05% - 5.94%, 2022 - 2042, value
	of $1,453)
$1,424	0.17%, 09/28/2012	$1,424
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2012 in the
amount of $498, collateralized by FHLMC
4.00% - 4.50%, 2024 - 2026, FNMA
4.00% - 5.00%, 2035 - 2042, GNMA
	5.00%, 2039, value of $508)
498	0.23%, 09/28/2012	498
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $383, collateralized by U.S. Treasury Note 0.25%, 2015, value of $391)
383	0.20%, 09/28/2012	383
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $461, collateralized by FNMA 2.50% - 3.00%, 2027 - 2042, value of $470)
461	0.25%, 09/28/2012	461
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $30, collateralized by FNMA 5.00%, 2038, value of $30)
30	0.25%, 09/28/2012	30
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $484, collateralized by U.S. Treasury Note 0.88%, 2017, value of $494)
484	0.20%, 09/28/2012	484
TD Securities TriParty Repurchase
Agreement (maturing on 10/01/2012 in the
amount of $1,031, collateralized by FHLB
1.75% - 3.13%, 2013 - 2021, FHLMC
0.30% - 6.00%, 2013 - 2042, FNMA
0.38% - 6.25%, 2013 - 2042, U.S. Treasury
	Bill 0.10%, 2012, value of $1,052)
1,031	0.20%, 09/28/2012	1,031
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2012 in the amount of $8, collateralized by U.S. Treasury Note 1.50%, 2016, value of $8)
8	0.18%, 09/28/2012	8

5

Hartford High Yield HLS Fund
Schedule of Investments — (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SHORT-TERM INVESTMENTS - 0.7% - (continued)
Repurchase Agreements - 0.7% - (continued)
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $193, collateralized by FHLB 0.84%, 2012, GNMA 2.50% -13.50%, 2012 - 2042, value of $197)
$193	0.20%, 09/28/2012		$193
4512			4,512
	Total short-term investments
	(cost $4,512)		$4,512

	Total investments
	(cost $637,597) ▲	98.5%	$660,545
	Other assets and liabilities	1.5%	9,924
	Total net assets	100.0%	$670,469

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2012, the cost of securities for federal income tax purposes was $639,906 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$29,835
Unrealized Depreciation	(9,196)
Net Unrealized Appreciation	$20,639

†	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At September 30, 2012, the aggregate value of these securities was $1,791, which represents 0.3% of total net assets.

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Þ	This security may pay interest in additional principal instead of cash.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2012, the aggregate value of these securities was $230,670, which represents 34.4% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
04/2010 - 07/2010	2	ASG Consolidated LLC Warrants - 144A	$34
03/2011	206,275	KCA Deutag	2,796
03/2010 - 04/2010	38	Stratus Technologies, Inc.	–
03/2010 - 04/2010	9	Stratus Technologies, Inc. Preferred	–

At September 30, 2012, the aggregate value of these securities was $1,847, which represents 0.3% of total net assets.

۞	Convertible security.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $6,021 at September 30, 2012.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

6

Hartford High Yield HLS Fund
Schedule of Investments — (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of September 30, 2012.

Foreign Currency Contracts Outstanding at September 30, 2012

						Unrealized
						Appreciation/
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	(Depreciation)
CAD	Sell	10/17/2012	CSFB	$1,394	$1,384	$10

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CSFB	Credit Suisse First Boston Corp.

Currency Abbreviations:
CAD	Canadian Dollar

Other Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate

Investment Valuation Hierarchy Level Summary

September 30, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$–	$–	$–	$–
Common Stocks ‡	1,647	–	–	1,647
Corporate Bonds	623,882	–	623,748	134
Preferred Stocks	8,631	3,465	5,022	144
Senior Floating Rate Interests	21,817	–	21,817	–
Warrants	56	56	–	–
Short-Term Investments	4,512	–	4,512	–
Total	$660,545	$3,521	$655,099	$1,925
Foreign Currency Contracts *	10	–	10	–
Total	$10	$–	$10	$–

♦	For the nine-month period ended September 30, 2012, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

7

Hartford High Yield HLS Fund
Schedule of Investments — (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of September 30, 2012
Assets:
Asset & Commercial Mortgage Backed Securities	$—	$—	$ —	†	$—	$—	$—	$—	$—	$—
Common Stocks	1,720	—	(73	)‡	—	—	—	—	—	1,647
Corporate Bonds	5,167	(25)	58	§	(1)	129	(1,946)	—	(3,248)	134
Preferred Stocks	—	—	144	**	—	—	—	—	—	144
Total	$6,887	$(25)	$129		$(1)	$129	$(1,946)	$—	$(3,248)	$1,925

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1) Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

2) Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

3) Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2012 was zero.
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2012 was $(73).
§	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2012 was $6.
**	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2012 was $144.

Distribution by Credit Quality

as of September 30, 2012

Percentage of
Credit Rating *	Net Assets
Baa / BBB	1.0
Ba / BB	29.6
B	45.9
Caa / CCC or Lower	16.1
Unrated	3.7
Non Debt Securities and Other Short-Term Instruments	2.2
Other Assets & Liabilities	1.5
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

8

Hartford Index HLS Fund
Schedule of Investments
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.3%
	Automobiles and Components - 0.6%
9	BorgWarner, Inc. ●	$625
301	Ford Motor Co. w/ Rights	2,971
19	Goodyear (The) Tire & Rubber Co. ●	236
18	Harley-Davidson, Inc.	765
54	Johnson Controls, Inc.	1,481
		6,078
	Banks - 2.9%
55	BB&T Corp.	1,831
15	Comerica, Inc.	474
73	Fifth Third Bancorp	1,126
20	First Horizon National Corp.	189
38	Hudson City Bancorp, Inc.	299
68	Huntington Bancshares, Inc.	468
75	KeyCorp	652
9	M&T Bank Corp.	903
28	People's United Financial, Inc.	337
42	PNC Financial Services Group, Inc.	2,639
112	Regions Financial Corp.	805
43	SunTrust Banks, Inc.	1,204
150	US Bancorp	5,137
388	Wells Fargo & Co.	13,404
15	Zions Bancorporation	300
		29,768
	Capital Goods - 7.5%
50	3M Co.	4,649
53	Boeing Co.	3,722
52	Caterpillar, Inc.	4,439
13	Cooper Industries plc Class A	947
14	Cummins, Inc.	1,291
46	Danaher Corp.	2,547
31	Deere & Co.	2,553
14	Dover Corp.	858
27	Eaton Corp.	1,259
57	Emerson Electric Co.	2,773
21	Fastenal Co.	917
4	Flowserve Corp.	514
13	Fluor Corp.	740
26	General Dynamics Corp.	1,735
834	General Electric Co.	18,948
62	Honeywell International, Inc.	3,685
34	Illinois Tool Works, Inc.	2,024
23	Ingersoll-Rand plc	1,015
10	Jacobs Engineering Group, Inc. ●	415
8	Joy Global, Inc.	472
8	L-3 Communications Holdings, Inc.	546
21	Lockheed Martin Corp.	1,984
28	Masco Corp.	424
20	Northrop Grumman Corp.	1,299
28	PACCAR, Inc.	1,118
9	Pall Corp.	582
12	Parker-Hannifin Corp.	985
8	Pentair, Inc.	347
11	Precision Castparts Corp.	1,870
17	Quanta Services, Inc. ●	416
26	Raytheon Co.	1,501
11	Rockwell Automation, Inc.	777
11	Rockwell Collins, Inc.	600
8	Roper Industries, Inc.	850
5	Snap-On, Inc.	333
13	Stanley Black & Decker, Inc.	1,012
22	Textron, Inc.	580
66	United Technologies Corp.	5,188
5	W.W. Grainger, Inc.	983
15	Xylem, Inc.	369
		77,267
	Commercial and Professional Services - 0.7%
8	Avery Dennison Corp.	256
8	Cintas Corp.	351
4	Dun & Bradstreet Corp.	283
9	Equifax, Inc. ●	439
12	Iron Mountain, Inc.	407
16	Pitney Bowes, Inc.	219
14	R.R. Donnelley & Sons Co.	151
24	Republic Services, Inc.	651
11	Robert Half International, Inc.	299
7	Stericycle, Inc. ●	610
36	Tyco International Ltd.	2,044
34	Waste Management, Inc.	1,103
		6,813
	Consumer Durables and Apparel - 1.0%
23	Coach, Inc.	1,263
22	D.R. Horton, Inc.	454
4	Fossil, Inc. ●	364
5	Harman International Industries, Inc.	243
9	Hasbro, Inc.	349
11	Leggett & Platt, Inc.	279
13	Lennar Corp.	446
27	Mattel, Inc.	954
23	Newell Rubbermaid, Inc.	437
29	NIKE, Inc. Class B	2,755
27	Pulte Group, Inc. ●	413
5	Ralph Lauren Corp.	731
7	V.F. Corp.	1,103
6	Whirlpool Corp.	511
		10,302
	Consumer Services - 1.9%
8	Apollo Group, Inc. Class A ●	231
35	Carnival Corp.	1,289
2	Chipotle Mexican Grill, Inc. ●	781
10	Darden Restaurants, Inc.	566
21	H & R Block, Inc.	371
21	International Game Technology	276
20	Marriott International, Inc. Class A	778
80	McDonald's Corp.	7,310
60	Starbucks Corp.	3,047
16	Starwood Hotels & Resorts, Inc.	902
11	Wyndham Worldwide Corp.	587
6	Wynn Resorts Ltd.	725
36	Yum! Brands, Inc.	2,390
		19,253
	Diversified Financials - 5.7%
78	American Express Co.	4,434
17	Ameriprise Financial, Inc.	943
852	Bank of America Corp.	7,519
93	Bank of New York Mellon Corp.	2,112
10	BlackRock, Inc.	1,804

1

Hartford Index HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.3% - (continued)
	Diversified Financials - 5.7% - (continued)
46	Capital One Financial Corp.	$2,619
87	Charles Schwab Corp.	1,107
232	Citigroup, Inc.	7,581
24	CME Group, Inc.	1,386
41	Discover Financial Services, Inc.	1,618
20	E*Trade Financial Corp. ●	179
7	Federated Investors, Inc.	153
11	Franklin Resources, Inc.	1,370
36	Goldman Sachs Group, Inc.	4,053
6	IntercontinentalExchange, Inc. ●	771
35	Invesco Ltd.	879
300	JP Morgan Chase & Co.	12,152
9	Legg Mason, Inc.	234
16	Leucadia National Corp.	356
15	Moody's Corp.	676
109	Morgan Stanley	1,830
9	Nasdaq OMX Group, Inc.	217
17	Northern Trust Corp.	804
19	NYSE Euronext	478
37	SLM Corp.	584
38	State Street Corp.	1,587
20	T. Rowe Price Group, Inc.	1,267
		58,713
	Energy - 11.2%
17	Alpha Natural Resources, Inc. ●	115
40	Anadarko Petroleum Corp.	2,763
31	Apache Corp.	2,677
35	Baker Hughes, Inc.	1,571
17	Cabot Oil & Gas Corp.	745
19	Cameron International Corp. ●	1,090
41	Chesapeake Energy Corp.	773
155	Chevron Corp.	18,074
96	ConocoPhillips Holding Co.	5,485
18	Consol Energy, Inc.	540
31	Denbury Resources, Inc. ●	499
30	Devon Energy Corp.	1,801
6	Diamond Offshore Drilling, Inc.	364
18	Ensco plc	998
21	EOG Resources, Inc.	2,390
12	EQT Corp.	699
365	Exxon Mobil Corp.	33,355
19	FMC Technologies, Inc. ●	871
73	Halliburton Co.	2,470
8	Helmerich & Payne, Inc.	399
23	Hess Corp.	1,259
45	Kinder Morgan, Inc.	1,603
56	Marathon Oil Corp.	1,647
27	Marathon Petroleum Corp.	1,457
15	Murphy Oil Corp.	782
23	Nabors Industries Ltd. ●	322
34	National Oilwell Varco, Inc.	2,702
11	Newfield Exploration Co. ●	333
20	Noble Corp.	716
14	Noble Energy, Inc.	1,299
64	Occidental Petroleum Corp.	5,506
21	Peabody Energy Corp.	473
50	Phillips 66	2,296
10	Pioneer Natural Resources Co.	1,016
14	QEP Resources, Inc.	444
13	Range Resources Corp.	895
10	Rowan Cos. plc Class A ●	331
105	Schlumberger Ltd.	7,585
27	Southwestern Energy Co. ●	955
52	Spectra Energy Corp.	1,514
8	Sunoco, Inc.	386
11	Tesoro Corp. ●	464
44	Valero Energy Corp.	1,381
49	Williams Cos., Inc.	1,729
16	WPX Energy, Inc. ●	260
		115,034
	Food and Staples Retailing - 2.4%
34	Costco Wholesale Corp.	3,422
101	CVS Caremark Corp.	4,869
43	Kroger (The) Co.	1,014
19	Safeway, Inc.	305
46	Sysco Corp.	1,451
68	Walgreen Co.	2,468
133	Wal-Mart Stores, Inc.	9,798
14	Whole Foods Market, Inc.	1,321
		24,648
	Food, Beverage and Tobacco - 6.0%
161	Altria Group, Inc.	5,362
52	Archer Daniels Midland Co.	1,415
13	Beam, Inc.	722
12	Brown-Forman Corp.	782
14	Campbell Soup Co.	494
306	Coca-Cola Co.	11,603
22	Coca-Cola Enterprises, Inc.	683
32	ConAgra Foods, Inc.	885
12	Constellation Brands, Inc. Class A ●	375
15	Dean Foods Co. ●	238
17	Dr. Pepper Snapple Group	740
51	General Mills, Inc.	2,042
25	H.J. Heinz Co.	1,415
12	Hershey Co.	853
11	Hormel Foods Corp.	308
9	J.M. Smucker Co.	748
20	Kellogg Co.	1,010
140	Kraft Foods Group, Inc.	5,799
10	Lorillard, Inc.	1,199
11	McCormick & Co., Inc.	653
16	Mead Johnson Nutrition Co.	1,177
12	Molson Coors Brewing Co.	553
12	Monster Beverage Corp. ●	655
123	PepsiCo, Inc.	8,705
133	Philip Morris International, Inc.	11,978
26	Reynolds American, Inc.	1,123
23	Tyson Foods, Inc. Class A	367
		61,884
	Health Care Equipment and Services - 3.8%
26	Aetna, Inc.	1,047
20	AmerisourceBergen Corp.	771
6	Bard (C.R.), Inc.	640
43	Baxter International, Inc.	2,605
16	Becton, Dickinson & Co.	1,237
112	Boston Scientific Corp. ●	644

2

Hartford Index HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.3% - (continued)
	Health Care Equipment and Services - 3.8% - (continued)
27	Cardinal Health, Inc.	$1,049
17	CareFusion Corp. ●	497
11	Cerner Corp. ●	887
23	CIGNA Corp.	1,073
11	Coventry Health Care, Inc.	440
38	Covidien plc	2,256
7	DaVita, Inc. ●	696
11	Dentsply International, Inc.	429
9	Edwards Lifesciences Corp. ●	983
64	Express Scripts Holding Co. ●	4,012
13	Humana, Inc.	894
3	Intuitive Surgical, Inc. ●	1,587
8	Laboratory Corp. of America Holdings ●	698
19	McKesson Corp.	1,606
81	Medtronic, Inc.	3,476
7	Patterson Cos., Inc.	231
13	Quest Diagnostics, Inc.	794
25	St. Jude Medical, Inc.	1,044
23	Stryker Corp.	1,274
33	Tenet Healthcare Corp. ●	207
82	UnitedHealth Group, Inc.	4,519
9	Varian Medical Systems, Inc. ●	528
26	Wellpoint, Inc.	1,491
14	Zimmer Holdings, Inc.	933
		38,548
	Household and Personal Products - 2.3%
34	Avon Products, Inc.	545
10	Clorox Co.	741
35	Colgate-Palmolive Co.	3,776
19	Estee Lauder Co., Inc.	1,165
31	Kimberly-Clark Corp.	2,680
218	Procter & Gamble Co.	15,095
		24,002
	Insurance - 3.8%
27	ACE Ltd.	2,049
38	Aflac, Inc.	1,843
39	Allstate Corp.	1,535
93	American International Group, Inc. ●	3,055
25	Aon plc	1,330
7	Assurant, Inc.	243
147	Berkshire Hathaway, Inc. Class B ●	12,926
21	Chubb Corp.	1,617
12	Cincinnati Financial Corp.	444
39	Genworth Financial, Inc. ●	206
23	Lincoln National Corp.	555
25	Loews Corp.	1,030
43	Marsh & McLennan Cos., Inc.	1,457
87	MetLife, Inc.	3,013
23	Principal Financial Group, Inc.	614
45	Progressive Corp.	928
38	Prudential Financial, Inc.	2,092
8	Torchmark Corp.	405
31	Travelers Cos., Inc.	2,103
23	Unum Group	443
24	XL Group plc	588
		38,476
	Materials - 3.5%
17	Air Products & Chemicals, Inc.	1,380
6	Airgas, Inc.	454
84	Alcoa, Inc.	746
9	Allegheny Technologies, Inc.	272
12	Ball Corp.	519
8	Bemis Co., Inc.	257
5	CF Industries Holdings, Inc.	1,091
11	Cliff's Natural Resources, Inc.	440
95	Dow Chemical Co.	2,740
73	E.I. DuPont de Nemours & Co.	3,694
12	Eastman Chemical Co.	691
21	Ecolab, Inc.	1,347
11	FMC Corp.	604
75	Freeport-McMoRan Copper & Gold, Inc.	2,968
6	International Flavors & Fragrances, Inc.	383
35	International Paper Co.	1,255
27	LyondellBasell Industries Class A	1,384
14	MeadWestvaco Corp.	420
42	Monsanto Co.	3,836
22	Mosaic Co.	1,257
39	Newmont Mining Corp.	2,194
25	Nucor Corp.	961
13	Owens-Illinois, Inc. ●	244
12	PPG Industries, Inc.	1,382
24	Praxair, Inc.	2,450
14	Sealed Air Corp.	214
7	Sherwin-Williams Co.	999
10	Sigma-Aldrich Corp.	688
6	Titanium Metals Corp.	75
11	United States Steel Corp.	218
10	Vulcan Materials Co.	486
		35,649
	Media - 3.5%
17	Cablevision Systems Corp.	270
47	CBS Corp. Class B	1,707
211	Comcast Corp. Class A	7,563
50	DirecTV ●	2,602
20	Discovery Communications, Inc. ●	1,167
18	Gannett Co., Inc.	325
35	Interpublic Group of Cos., Inc.	384
22	McGraw-Hill Cos., Inc.	1,209
161	News Corp. Class A	3,945
21	Omnicom Group, Inc.	1,083
7	Scripps Networks Interactive Class A	417
24	Time Warner Cable, Inc.	2,299
75	Time Warner, Inc.	3,399
37	Viacom, Inc. Class B	2,006
142	Walt Disney Co.	7,414
—	Washington Post Co. Class B	142
		35,932
	Pharmaceuticals, Biotechnology and Life Sciences - 8.2%
124	Abbott Laboratories	8,505
28	Agilent Technologies, Inc.	1,059
15	Alexion Pharmaceuticals, Inc. ●	1,750
24	Allergan, Inc.	2,224
61	Amgen, Inc.	5,136
19	Biogen Idec, Inc. ●	2,784
133	Bristol-Myers Squibb Co.	4,478
34	Celgene Corp. ●	2,605

3

Hartford Index HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.3% - (continued)
	Pharmaceuticals, Biotechnology and Life Sciences - 8.2% - (continued)
81	Eli Lilly & Co.	$3,827
18	Forest Laboratories, Inc. ●	658
60	Gilead Sciences, Inc. ●	3,964
13	Hospira, Inc. ●	428
218	Johnson & Johnson	15,015
14	Life Technologies Corp. ●	676
241	Merck & Co., Inc.	10,855
32	Mylan, Inc. ●	782
9	PerkinElmer, Inc.	265
7	Perrigo Co.	811
590	Pfizer, Inc.	14,667
29	Thermo Fisher Scientific, Inc.	1,700
7	Waters Corp. ●	575
10	Watson Pharmaceuticals, Inc. ●	860
		83,624
	Real Estate - 2.1%
31	American Tower Corp. REIT	2,232
11	Apartment Investment & Management Co. Class A	299
8	AvalonBay Communities, Inc. REIT	1,037
12	Boston Properties, Inc. REIT	1,316
24	CBRE Group, Inc. ●	438
24	Equity Residential Properties Trust	1,366
34	HCP, Inc.	1,510
20	Health Care, Inc. REIT	1,165
57	Host Hotels & Resorts, Inc.	917
32	Kimco Realty Corp.	652
13	Plum Creek Timber Co., Inc.	560
36	ProLogis L.P.	1,277
11	Public Storage REIT	1,582
24	Simon Property Group, Inc.	3,642
23	Ventas, Inc.	1,452
13	Vornado Realty Trust	1,083
42	Weyerhaeuser Co.	1,110
		21,638
	Retailing - 4.0%
7	Abercrombie & Fitch Co. Class A	221
29	Amazon.com, Inc. ●	7,262
3	AutoNation, Inc. ●	134
3	AutoZone, Inc. ●	1,076
18	Bed Bath & Beyond, Inc. ●	1,156
21	Best Buy Co., Inc.	361
5	Big Lots, Inc. ●	139
18	CarMax, Inc. ●	511
18	Dollar Tree, Inc. ●	879
7	Expedia, Inc.	429
8	Family Dollar Stores, Inc.	511
10	GameStop Corp. Class A	205
24	Gap, Inc.	842
12	Genuine Parts Co.	747
119	Home Depot, Inc.	7,188
11	J.C. Penney Co., Inc.	273
17	Kohl's Corp.	875
19	Limited Brands, Inc.	926
90	Lowe's Co., Inc.	2,727
32	Macy's, Inc.	1,197
4	Netflix, Inc. ●	239
12	Nordstrom, Inc.	664
9	O'Reilly Automotive, Inc. ●	786
4	Priceline.com, Inc. ●	2,450
18	Ross Stores, Inc.	1,140
54	Staples, Inc.	621
52	Target Corp.	3,284
9	Tiffany & Co.	581
58	TJX Cos., Inc.	2,607
9	TripAdvisor, Inc. ●	284
9	Urban Outfitters, Inc. ●	323
		40,638
	Semiconductors and Semiconductor Equipment - 2.0%
48	Advanced Micro Devices, Inc. ●	160
25	Altera Corp.	857
24	Analog Devices, Inc.	927
98	Applied Materials, Inc.	1,092
41	Broadcom Corp. Class A	1,407
5	First Solar, Inc. ●	106
395	Intel Corp.	8,966
13	KLA-Tencor Corp.	629
14	Lam Research Corp. ●	457
18	Linear Technology Corp.	578
44	LSI Corp. ●	304
15	Microchip Technology, Inc.	499
80	Micron Technology, Inc. ●	481
49	NVIDIA Corp. ●	653
15	Teradyne, Inc. ●	211
90	Texas Instruments, Inc.	2,476
21	Xilinx, Inc.	692
		20,495
	Software and Services - 9.6%
50	Accenture plc	3,513
39	Adobe Systems, Inc. ●	1,261
14	Akamai Technologies, Inc. ●	537
18	Autodesk, Inc. ●	600
38	Automatic Data Processing, Inc.	2,245
12	BMC Software, Inc. ●	481
27	CA, Inc.	697
15	Citrix Systems, Inc. ●	1,133
24	Cognizant Technology Solutions Corp. ●	1,648
12	Computer Sciences Corp.	396
92	eBay, Inc. ●	4,437
25	Electronic Arts, Inc. ●	319
20	Fidelity National Information Services, Inc.	619
11	Fiserv, Inc. ●	797
21	Google, Inc. ●	15,775
85	IBM Corp.	17,608
22	Intuit, Inc.	1,282
8	Mastercard, Inc.	3,816
596	Microsoft Corp.	17,753
301	Oracle Corp.	9,476
25	Paychex, Inc.	848
15	Red Hat, Inc. ●	871
22	SAIC, Inc.	270
10	Salesforce.com, Inc. ●	1,543
56	Symantec Corp. ●	1,000
13	Teradata Corp. ●	1,008
13	Total System Services, Inc.	302

4

Hartford Index HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 99.3% - (continued)
	Software and Services - 9.6% - (continued)
12	VeriSign, Inc. ●		$600
41	Visa, Inc.		5,551
48	Western Union Co.		867
82	Yahoo!, Inc. ●		1,316
			98,569
	Technology Hardware and Equipment - 8.3%
13	Amphenol Corp. Class A		749
74	Apple, Inc. ●		49,391
418	Cisco Systems, Inc.		7,980
118	Corning, Inc.		1,548
115	Dell, Inc. ●		1,135
166	EMC Corp. ●		4,522
6	F5 Networks, Inc. ●		651
12	FLIR Systems, Inc.		239
9	Harris Corp.		456
155	Hewlett-Packard Co.		2,651
15	Jabil Circuit, Inc.		276
18	JDS Uniphase Corp. ●		227
42	Juniper Networks, Inc. ●		712
11	Molex, Inc.		286
23	Motorola Solutions, Inc.		1,143
29	NetApp, Inc. ●		942
135	Qualcomm, Inc.		8,412
19	SanDisk Corp. ●		827
28	Seagate Technology plc		865
34	TE Connectivity Ltd.		1,149
18	Western Digital Corp. ●		680
103	Xerox Corp.		759
			85,600
	Telecommunication Services - 3.3%
456	AT&T, Inc.		17,185
49	CenturyLink, Inc.		1,986
23	Crown Castle International Corp. ●		1,487
79	Frontier Communications Co.		387
25	MetroPCS Communications, Inc. ●		293
237	Sprint Nextel Corp. ●		1,309
225	Verizon Communications, Inc.		10,257
46	Windstream Corp.		469
			33,373
	Transportation - 1.5%
13	C.H. Robinson Worldwide, Inc.		745
82	CSX Corp.		1,705
17	Expeditors International of Washington, Inc.		605
23	FedEx Corp.		1,950
25	Norfolk Southern Corp.		1,608
4	Ryder System, Inc.		159
59	Southwest Airlines Co.		514
37	Union Pacific Corp.		4,444
57	United Parcel Service, Inc. Class B		4,068
			15,798
	Utilities - 3.5%
49	AES (The) Corp. ●		538
9	AGL Resources, Inc.		379
19	Ameren Corp.		627
38	American Electric Power Co., Inc.		1,683
34	CenterPoint Energy, Inc.		720
21	CMS Energy Corp.		494
23	Consolidated Edison, Inc.		1,385
45	Dominion Resources, Inc.		2,398
14	DTE Energy Co.		816
56	Duke Energy Corp.		3,605
26	Edison International		1,175
14	Entergy Corp.		973
67	Exelon Corp.		2,400
33	FirstEnergy Corp.		1,458
6	Integrys Energy Group, Inc.		322
33	NextEra Energy, Inc.		2,351
22	NiSource, Inc.		573
25	Northeast Utilities		949
18	NRG Energy, Inc.		386
16	Oneok, Inc.		784
18	Pepco Holdings, Inc.		342
34	PG&E Corp.		1,438
9	Pinnacle West Capital Corp.		456
46	PPL Corp.		1,332
40	Public Service Enterprise Group, Inc.		1,288
10	SCANA Corp.		500
18	Sempra Energy		1,149
69	Southern Co.		3,188
16	TECO Energy, Inc.		286
18	Wisconsin Energy Corp.		687
38	Xcel Energy, Inc.		1,066
			35,748
	Total common stocks
	(cost $802,446)		$1,017,850

	Total long-term investments
	(cost $802,446)		$1,017,850

SHORT-TERM INVESTMENTS - 0.9%
Repurchase Agreements - 0.8%
	RBS Greenwich Capital Markets TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $8,443, collateralized by U.S. Treasury Note 3.63%, 2019, value of $8,614)
$8,443	0.18%, 09/28/2012		$8,443

U.S. Treasury Bills - 0.1%
1,000	0.10%, 11/08/2012 ○□		$1,000

	Total short-term investments
	(cost $9,443)		$9,443

	Total investments
	(cost $811,889) ▲	100.2%	$1,027,293
	Other assets and liabilities	(0.2)%	(2,022)
	Total net assets	100.0%	$1,025,271

5

Hartford Index HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2012, the cost of securities for federal income tax purposes was $845,576 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$333,591
Unrealized Depreciation	(151,874)
Net Unrealized Appreciation	$181,717

●	Non-income producing.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at September 30, 2012 as listed in the table below:

Description	Number of Contracts*	Expiration Date	Notional Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 Future	29	12/20/2012	$10,458	$10,398	$(60)

* The number of contracts does not omit 000's.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
S&P	Standard & Poors

Other Abbreviations:
REIT	Real Estate Investment Trust

Investment Valuation Hierarchy Level Summary

September 30, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,017,850	$1,017,850	$–	$–
Short-Term Investments	9,443	–	9,443	–
Total	$1,027,293	$1,017,850	$9,443	$–
Liabilities:
Futures *	60	60	–	–
Total	$60	$60	$–	$–

♦	For the nine-month period ended September 30, 2012, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

6

Hartford International Opportunities HLS Fund
Schedule of Investments
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.3%
	Australia - 3.0%
2,744	Transurban Group	$17,017
2,619	Westfield Group	27,518
		44,535
	Austria - 0.4%
264	Erste Group Bank AG	5,906

	Belgium - 1.5%
427	Umicore	22,336

	Brazil - 3.6%
1,389	BR Malls Participacoes S.A.	19,121
94	BR Properties S.A.	1,227
454	CCR S.A.	4,036
1,255	JSL S.A.	6,662
382	Localiza Rent a Car S.A.	6,618
69	Mills Estruturas e Servicos de Engenharia S.A.	987
570	Petroleo Brasileiro S.A. ADR	13,083
278	Raia Drogasil S.A.	3,160
		54,894
	Canada - 5.9%
431	Canadian National Railway Co.	38,120
152	Canadian Natural Resources Ltd.	4,699
462	EnCana Corp.	10,113
163	MEG Energy Corp. ●	6,180
560	Tim Hortons, Inc.	29,126
		88,238
	China - 1.7%
12,681	China Construction Bank	8,746
5,721	China Pacific Insurance	17,196
		25,942
	Finland - 1.1%
148	Kone Oyj Class B	10,278
154	Nokian Rendaat Oyj	6,307
		16,585
	France - 16.2%
247	Accor S.A.	8,221
312	Air Liquide	38,644
1,971	AXA S.A.	29,341
202	BNP Paribas	9,565
119	Bureau Veritas S.A.	12,260
259	Cie Generale d'Optique Essilor International S.A.	24,262
514	Groupe Danone	31,635
259	Pernod-Ricard S.A.	29,005
499	Rexel S.A.	10,041
429	Safran S.A.	15,413
178	Unibail-Rodamco SE	35,486
		243,873
	Germany - 2.0%
122	Continental AG	11,975
277	GSW Immobilien AG	10,278
1,328	Infineon Technologies AG	8,444
		30,697
	Greece - 0.1%
529	Hellenic Telecommunications Organization S.A.	1,976

	Hong Kong - 4.3%
5,316	AIA Group Ltd.	19,698
1,814	ENN Energy Holdings Ltd.	7,617
563	Hengan International Group Co., Ltd.	5,299
5,078	Sands China Ltd. §	18,802
4,901	Shangri-La Asia Ltd.	9,479
2,443	Zhongsheng Group Holdings Ltd.	3,041
		63,936
	India - 1.1%
3,222	ITC Ltd.	16,598

	Ireland - 1.1%
649	CRH plc	12,488
435	Elan Corp. plc ADR ●	4,658
		17,146
	Israel - 1.3%
180	Check Point Software Technologies Ltd. ADR ●	8,650
268	Teva Pharmaceutical Industries Ltd. ADR	11,089
		19,739
	Italy - 2.5%
8,464	Snam S.p.A.	37,546

	Japan - 10.7%
342	Daiichi Sankyo Co., Ltd.	5,635
327	Daito Trust Construction Co., Ltd.	32,816
311	Eisai Co., Ltd.	13,996
348	FamilyMart Co., Ltd.	17,102
193	Fanuc Corp.	30,984
17	Fast Retailing Co., Ltd.	3,948
210	LIXIL Group Corp.	5,009
5,264	Mitsubishi UFJ Financial Group, Inc.	24,634
906	Mitsui Fudosan Co., Ltd.	18,104
897	Rakuten, Inc.	9,120
		161,348
	Malaysia - 0.3%
4,584	AirAsia Berhad	4,520

	Mexico - 0.5%
527	Grupo Financiero Santander Mexico S.A.B. de C.V.	7,217

	Netherlands - 1.2%
104	ASML Holding N.V. ADR	5,604
654	ING Groep N.V. ●	5,184
304	Yandex N.V. ●	7,322
		18,110
	Norway - 1.0%
223	Algeta ASA ●	5,762
503	Telenor ASA	9,812
		15,574
	Portugal - 0.5%
1,408	Portugal Telecom SGPS S.A.	6,957

1

Hartford International Opportunities HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.3% - (continued)
	Russia - 0.6%
721	Sberbank ADR	$8,403

	South Korea - 3.4%
73	Hyundai Motor Co., Ltd.	16,496
29	Samsung Electronics Co., Ltd.	34,996
		51,492
	Spain - 2.3%
1,089	Repsol S.A	21,158
961	Telefonica S.A.	12,842
		34,000
	Sweden - 4.1%
860	Assa Abloy Ab	27,908
683	Skf AB B Shares	14,760
1,315	Volvo AB Class B	18,478
		61,146
	Switzerland - 8.7%
142	Actelion Ltd.	7,121
117	Cie Financiere Richemont S.A.	7,016
17	Givaudan	15,913
359	Julius Baer Group Ltd.	12,514
260	Roche Holding AG	48,665
5	SGS S.A.	9,530
479	Swiss Re Ltd.	30,840
		131,599
	Taiwan - 3.2%
2,682	Quanta Computer, Inc.	7,111
3,762	Synnex Technology International Corp.	8,501
10,498	Taiwan Semiconductor Manufacturing Co., Ltd.	32,295
		47,907
	United Kingdom - 15.1%
353	AstraZeneca plc	16,830
1,543	BG Group plc	31,221
5,000	BP plc	35,250
569	British American Tobacco plc	29,261
168	Ensco plc	9,172
515	Imperial Tobacco Group plc	19,082
3,212	National Grid plc	35,433
989	NMC Health plc ●	2,890
1,634	Rexam plc	11,496
161	Rio Tinto plc	7,520
2,173	Rolls-Royce Holdings plc	29,640
		227,795
	United States - 0.9%
375	Carnival Corp.	13,680

	Total common stocks
	(cost $1,377,112)	$1,479,695

	Total long-term investments
	(cost $1,377,112)	$1,479,695

SHORT-TERM INVESTMENTS - 1.7%
	Repurchase Agreements - 1.7%
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
10/01/2012 in the amount of $8,147,
collateralized by FHLB 4.91%, 2015,
FHLMC 2.41% - 6.00%, 2027 - 2042,
FNMA 2.05% - 5.94%, 2022 - 2042, value
	of $8,310)
$8,147	0.17%, 09/28/2012	$8,147
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2012 in the
amount of $2,848, collateralized by
FHLMC 4.00% - 4.50%, 2024 - 2026,
FNMA 4.00% - 5.00%, 2035 - 2042,
	GNMA 5.00%, 2039, value of $2,905)
2,848	0.23%, 09/28/2012	2,848
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $2,190, collateralized by U.S. Treasury Note 0.25%, 2015, value of $2,234)
2,190	0.20%, 09/28/2012	2,190
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $2,636, collateralized by FNMA 2.50% - 3.00%, 2027 - 2042, value of $2,689)
2,636	0.25%, 09/28/2012	2,636
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $169, collateralized by FNMA 5.00%, 2038, value of $172)
169	0.25%, 09/28/2012	169
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $2,769, collateralized by U.S. Treasury Note 0.88%, 2017, value of $2,824)
2,769	0.20%, 09/28/2012	2,769
TD Securities TriParty Repurchase Agreement
(maturing on 10/01/2012 in the amount of
$5,897, collateralized by FHLB 1.75% -
3.13%, 2013 - 2021, FHLMC 0.30% -
6.00%, 2013 - 2042, FNMA 0.38% -
6.25%, 2013 - 2042, U.S. Treasury Bill
	0.10%, 2012, value of $6,015)
5,897	0.20%, 09/28/2012	5,897
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2012 in the amount of $47, collateralized by U.S. Treasury Note 1.50%, 2016, value of $48)
47	0.18%, 09/28/2012	47

2

Hartford International Opportunities HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 1.7% - (continued)
	Repurchase Agreements - 1.7% - (continued)
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $1,104, collateralized by FHLB 0.84%, 2012, GNMA 2.50% -13.50%, 2012 - 2042, value of $1,126)
$1,104	0.20%, 09/28/2012		$1,104
25807			25,807
	Total short-term investments
	(cost $25,807)		$25,807

	Total investments
	(cost $1,402,919) ▲	100.0%	$1,505,502
	Other assets and liabilities	—%	609
	Total net assets	100.0%	$1,506,111

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At September 30, 2012, the cost of securities for federal income tax purposes was $1,421,378 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$127,144
Unrealized Depreciation	(43,020)
Net Unrealized Appreciation	$84,124

●	Non-income producing.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S.person. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2012, the aggregate value of these securities was $18,802, which represents 1.2% of total net assets.

Foreign Currency Contracts Outstanding at September 30, 2012

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
CHF	Buy	10/03/2012	BNP	$1,513	$1,511	$(2)
EUR	Buy	10/03/2012	WEST	754	754	–
GBP	Buy	10/03/2012	WEST	2,352	2,353	1
GBP	Sell	10/02/2012	UBS	40	40	–
HKD	Sell	10/03/2012	DEUT	1,226	1,226	–
SEK	Sell	10/02/2012	BCLY	5,794	5,758	36
SEK	Sell	10/03/2012	DEUT	3,217	3,214	3
					(5,620)	$38

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

Hartford International Opportunities HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities
DEUT	Deutsche Bank Securities, Inc.
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
CHF	Swiss Franc
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
SEK	Swedish Krona

Other Abbreviations:
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

4

Hartford International Opportunities HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
September 30, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Australia	$44,535	$–	$44,535	$–
Austria	5,906	–	5,906	–
Belgium	22,336	–	22,336	–
Brazil	54,894	54,894	–	–
Canada	88,238	88,238	–	–
China	25,942	–	25,942	–
Finland	16,585	–	16,585	–
France	243,873	–	243,873	–
Germany	30,697	–	30,697	–
Greece	1,976	–	1,976	–
Hong Kong	63,936	–	63,936	–
India	16,598	–	16,598	–
Ireland	17,146	4,658	12,488	–
Israel	19,739	19,739	–	–
Italy	37,546	–	37,546	–
Japan	161,348	–	161,348	–
Malaysia	4,520	–	4,520	–
Mexico	7,217	7,217	–	–
Netherlands	18,110	12,926	5,184	–
Norway	15,574	–	15,574	–
Portugal	6,957	–	6,957	–
Russia	8,403	8,403	–	–
South Korea	51,492	–	51,492	–
Spain	34,000	–	34,000	–
Sweden	61,146	–	61,146	–
Switzerland	131,599	–	131,599	–
Taiwan	47,907	–	47,907	–
United Kingdom	227,795	12,062	215,733	–
United States	13,680	13,680	–	–
Total	1,479,695	221,817	1,257,878	–
Short-Term Investments	25,807	–	25,807	–
Total	$1,505,502	$221,817	$1,283,685	$–
Foreign Currency Contracts*	40	–	40	–
Total	$40	$–	$40	$–
Liabilities:
Foreign Currency Contracts*	2	–	2	–
Total	$2	$–	$2	$–

♦	For the nine-month period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

5

Hartford International Opportunities HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Diversification by Industry

as of September 30, 2012

Industry (Sector)	Percentage of Net Assets
Automobiles and Components (Consumer Discretionary)	2.3%
Banks (Financials)	4.3
Capital Goods (Industrials)	10.9
Commercial and Professional Services (Industrials)	1.4
Consumer Durables and Apparel (Consumer Discretionary)	0.5
Consumer Services (Consumer Discretionary)	5.3
Diversified Financials (Financials)	1.2
Energy (Energy)	8.7
Food and Staples Retailing (Consumer Staples)	1.3
Food, Beverage and Tobacco (Consumer Staples)	8.3
Health Care Equipment and Services (Health Care)	1.8
Household and Personal Products (Consumer Staples)	0.4
Insurance (Financials)	6.4
Materials (Materials)	7.2
Pharmaceuticals, Biotechnology and Life Sciences (Health Care)	7.6
Real Estate (Financials)	9.6
Retailing (Consumer Discretionary)	1.1
Semiconductors and Semiconductor Equipment (Information Technology)	5.4
Software and Services (Information Technology)	1.1
Technology Hardware and Equipment (Information Technology)	1.0
Telecommunication Services (Services)	2.1
Transportation (Industrials)	5.1
Utilities (Utilities)	5.3
Short-Term Investments	1.7
Other Assets and Liabilities	0.0
Total	100.0%

Currency Concentration of Securities at September 30, 2012

Percentage of
Description	Net Assets
Australian Dollar	3.0%
Brazilian Real	2.7
British Pound	15.3
Canadian Dollar	5.9
Euro	26.9
Hong Kong Dollar	6.0
Indian Rupee	1.1
Japanese Yen	10.7
Malaysian Ringgit	0.3
Norwegian Krone	1.0
Republic of Korea Won	3.4
Swedish Krona	4.1
Swiss Franc	8.7
Taiwanese Dollar	3.2
United States Dollar	7.7
Other Assets and Liabilities	0.0
Total	100.0%

6

Hartford MidCap HLS Fund
Schedule of Investments
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.5%
	Automobiles and Components - 2.3%
692	Allison Transmission Holdings, Inc.	$13,918
422	Harley-Davidson, Inc.	17,888
		31,806
	Banks - 4.7%
114	Cullen/Frost Bankers, Inc.	6,561
246	East West Bancorp, Inc.	5,191
1,134	First Niagara Financial Group, Inc.	9,173
388	First Republic Bank	13,378
290	M&T Bank Corp.	27,618
47	Signature Bank ●	3,140
		65,061
	Capital Goods - 8.6%
286	AMETEK, Inc.	10,135
222	Carlisle Cos., Inc.	11,502
332	IDEX Corp.	13,852
327	Jacobs Engineering Group, Inc. ●	13,201
502	Lennox International, Inc.	24,285
210	MSC Industrial Direct Co., Inc.	14,171
454	PACCAR, Inc.	18,171
197	Pall Corp.	12,491
		117,808
	Commercial and Professional Services - 7.1%
283	Corrections Corp. of America	9,470
496	Equifax, Inc. ●	23,093
24	IHS, Inc. ●	2,297
598	Manpower, Inc.	22,016
893	Robert Half International, Inc.	23,787
546	Waste Connections, Inc.	16,505
		97,168
	Consumer Durables and Apparel - 3.4%
461	Hasbro, Inc.	17,615
28	NVR, Inc. ●	23,852
194	Ryland Group, Inc.	5,806
		47,273
	Consumer Services - 0.9%
234	Weight Watchers International, Inc.	12,332

	Diversified Financials - 5.5%
204	Greenhill & Co., Inc.	10,579
863	Invesco Ltd.	21,561
300	LPL Financial Holdings, Inc.	8,562
1,009	SEI Investments Co.	21,636
206	T. Rowe Price Group, Inc.	13,046
		75,384
	Energy - 10.8%
407	Atwood Oceanics, Inc. ●	18,479
252	Cabot Oil & Gas Corp.	11,334
278	Chesapeake Energy Corp.	5,237
641	Cobalt International Energy, Inc. ●	14,282
473	Consol Energy, Inc.	14,224
593	Denbury Resources, Inc. ●	9,575
320	Ensco plc	17,470
846	McDermott International, Inc. ●	10,343
556	Newfield Exploration Co. ●	17,418
93	Pioneer Natural Resources Co.	9,737
142	Range Resources Corp.	9,926
522	Superior Energy Services, Inc. ●	10,711
		148,736
	Food and Staples Retailing - 0.6%
117	PriceSmart, Inc.	8,828

	Food, Beverage and Tobacco - 1.2%
351	Molson Coors Brewing Co.	15,821

	Health Care Equipment and Services - 5.9%
1,044	Allscripts Healthcare Solutions, Inc. ●	12,982
436	AmerisourceBergen Corp.	16,858
436	Cardinal Health, Inc.	16,991
186	Catamaran Corp. ●	18,216
489	Patterson Cos., Inc.	16,750
		81,797
	Insurance - 2.2%
46	Alleghany Corp. ●	15,847
261	Unum Group	5,013
269	W.R. Berkley Corp.	10,070
		30,930
	Materials - 3.0%
140	Carpenter Technology Corp.	7,350
184	FMC Corp.	10,168
119	Packaging Corp. of America	4,325
72	Sherwin-Williams Co.	10,741
203	Silgan Holdings, Inc.	8,845
		41,429
	Media - 3.0%
455	AMC Networks, Inc. Class A ●	19,805
782	DreamWorks Animation SKG, Inc. ●	15,044
115	Liberty Global, Inc. ●	6,986
		41,835
	Pharmaceuticals, Biotechnology and Life Sciences - 11.8%
588	Alkermes plc ●	12,208
261	Cubist Pharmaceuticals, Inc. ●	12,432
607	Elan Corp. plc ADR ●	6,502
385	Incyte Corp. ●	6,955
451	Ironwood Pharmaceuticals, Inc. ●	5,758
1,022	Mylan, Inc. ●	24,946
131	Regeneron Pharmaceuticals, Inc. ●	19,949
235	Seattle Genetics, Inc. ●	6,346
297	Vertex Pharmaceuticals, Inc. ●	16,601
214	Waters Corp. ●	17,868
380	Watson Pharmaceuticals, Inc. ●	32,354
		161,919
	Real Estate - 1.5%
296	American Tower Corp. REIT	21,147

	Retailing - 4.4%
339	Advance Automotive Parts, Inc.	23,220
576	CarMax, Inc. ●	16,308
155	Joseph A. Bank Clothiers, Inc. ●	7,535
407	TripAdvisor, Inc. ●	13,409
		60,472
	Semiconductors and Semiconductor Equipment - 1.5%
523	Maxim Integrated Products, Inc.	13,935

1

Hartford MidCap HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 99.5% - (continued)
	Semiconductors and Semiconductor Equipment - 1.5% - (continued)
276	Skyworks Solutions, Inc. ●		$6,493
			20,428
	Software and Services - 12.2%
195	ANSYS, Inc. ●		14,291
175	Citrix Systems, Inc. ●		13,420
133	Factset Research Systems, Inc.		12,791
175	FleetCor Technologies, Inc. ●		7,841
136	Gartner, Inc. Class A ●		6,268
1,930	Genpact Ltd. ●		32,192
283	Micros Systems ●		13,913
321	Rovi Corp. ●		4,657
283	Vantiv, Inc. ●		6,095
561	VeriSign, Inc. ●		27,331
1,117	Western Union Co.		20,348
121	Wright Express Corp. ●		8,446
			167,593
	Technology Hardware and Equipment - 3.5%
424	ADTRAN, Inc.		7,329
269	Amphenol Corp. Class A		15,821
38	FEI Co.		2,059
502	National Instruments Corp.		12,633
204	Trimble Navigation Ltd. ●		9,746
			47,588
	Transportation - 3.0%
344	C.H. Robinson Worldwide, Inc.		20,119
387	Expeditors International of Washington, Inc.		14,081
133	J.B. Hunt Transport Services, Inc.		6,902
			41,102
	Utilities - 2.4%
174	Northeast Utilities		6,648
595	UGI Corp.		18,896
211	Wisconsin Energy Corp.		7,930
			33,474
	Total common stocks
	(cost $1,206,184)		$1,369,931

	Total long-term investments
	(cost $1,206,184)		$1,369,931

SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreements - 0.5%
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
10/01/2012 in the amount of $2,097,
collateralized by FHLB 4.91%, 2015,
FHLMC 2.41% - 6.00%, 2027 - 2042,
FNMA 2.05% - 5.94%, 2022 - 2042, value
	of $2,139)
$2,097	0.17%, 09/28/2012		$2,097
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2012 in the
amount of $733, collateralized by FHLMC
4.00% - 4.50%, 2024 - 2026, FNMA 4.00%
- 5.00%, 2035 - 2042, GNMA 5.00%,
	2039, value of $748)
733	0.23%, 09/28/2012		733
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $564, collateralized by U.S. Treasury Note 0.25%, 2015, value of $575)
564	0.20%, 09/28/2012		564
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $679, collateralized by FNMA 2.50% - 3.00%, 2027 - 2042, value of $692)
679	0.25%, 09/28/2012		679
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $44, collateralized by FNMA 5.00%, 2038, value of $44)
43	0.25%, 09/28/2012		43
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $713, collateralized by U.S. Treasury Note 0.88%, 2017, value of $727)
713	0.20%, 09/28/2012		713
TD Securities TriParty Repurchase
Agreement (maturing on 10/01/2012 in the
amount of $1,518, collateralized by FHLB
1.75% - 3.13%, 2013 - 2021, FHLMC
0.30% - 6.00%, 2013 - 2042, FNMA 0.38%
- 6.25%, 2013 - 2042, U.S. Treasury Bill
	0.10%, 2012, value of $1,548)
1,518	0.20%, 09/28/2012		1,518
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2012 in the amount of $12, collateralized by U.S. Treasury Note 1.50%, 2016, value of $12)
12	0.18%, 09/28/2012		12
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $284, collateralized by FHLB 0.84%, 2012, GNMA 2.50% -13.50%, 2012 - 2042, value of $290)
284	0.20%, 09/28/2012		284
			6,643
	Total short-term investments
	(cost $6,643)		$6,643

	Total investments
	(cost $1,212,827) ▲	100.0%	$1,376,574
	Other assets and liabilities	—%	442
	Total net assets	100.0%	$1,377,016

2

Hartford MidCap HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2012, the cost of securities for federal income tax purposes was $1,235,314 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$211,354
Unrealized Depreciation	(70,094)
Net Unrealized Appreciation	$141,260

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Investment Valuation Hierarchy Level Summary
September 30, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,369,931	$1,369,931	$–	$–
Short-Term Investments	6,643	–	6,643	–
Total	$1,376,574	$1,369,931	$6,643	$–

♦	For the nine-month period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

3

Hartford MidCap Value HLS Fund
Schedule of Investments
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.5%
	Banks - 7.4%
183	Bankunited, Inc.	$4,499
283	Beneficial Mutual Bancorp, Inc. ●	2,706
136	Comerica, Inc.	4,226
198	First Midwest Bancorp, Inc.	2,490
37	M&T Bank Corp.	3,549
211	Popular, Inc. ●	3,675
823	Regions Financial Corp.	5,932
263	Zions Bancorporation	5,422
		32,499
	Capital Goods - 12.2%
111	AGCO Corp. ●	5,256
258	Barnes Group, Inc.	6,448
63	Dover Corp.	3,754
101	Esterline Technologies Corp. ●	5,663
100	Hubbell, Inc. Class B	8,042
171	Pentair, Inc.	7,589
98	Teledyne Technologies, Inc. ●	6,193
133	URS Corp.	4,679
110	WESCO International, Inc. ●	6,315
		53,939
	Consumer Durables and Apparel - 7.4%
207	Lennar Corp.	7,180
199	Mattel, Inc.	7,060
262	Newell Rubbermaid, Inc.	4,998
2,823	Samsonite International S.A. ☼	5,401
236	Toll Brothers, Inc. ●	7,839
		32,478
	Diversified Financials - 3.5%
182	Invesco Ltd.	4,556
107	NYSE Euronext	2,630
400	PHH Corp. ●	8,132
452	Solar Cayman Ltd. ⌂■●†	40
		15,358
	Energy - 6.8%
362	Cobalt International Energy, Inc. ●	8,055
73	Consol Energy, Inc.	2,191
59	Japan Petroleum Exploration Co., Ltd.	2,348
83	Newfield Exploration Co. ●	2,587
339	Ocean Rig UDW, Inc. ●	5,529
129	QEP Resources, Inc.	4,097
18	Tidewater, Inc.	883
335	Trican Well Service Ltd.	4,356
		30,046
	Food, Beverage and Tobacco - 3.3%
69	Bunge Ltd. Finance Corp.	4,653
120	Dr. Pepper Snapple Group	5,348
80	Ingredion, Inc.	4,385
12	Maple Leaf Foods, Inc. w/ Rights	140
		14,526
	Health Care Equipment and Services - 5.6%
92	AmerisourceBergen Corp.	3,569
587	Boston Scientific Corp. ●	3,370
257	Brookdale Senior Living, Inc. ●	5,968
144	CIGNA Corp.	6,788
49	Universal Health Services, Inc. Class B	2,236
222	Vanguard Health Systems, Inc. ●	2,742
		24,673
	Insurance - 8.7%
70	Everest Re Group Ltd.	7,530
136	Platinum Underwriters Holdings Ltd.	5,553
185	Principal Financial Group, Inc.	4,981
170	Reinsurance Group of America, Inc.	9,844
405	Unum Group	7,774
112	XL Group plc	2,687
		38,369
	Materials - 8.7%
90	FMC Corp.	4,995
1,020	Incitec Pivot Ltd.	3,132
540	Louisiana-Pacific Corp. ●	6,751
238	Methanex Corp. ADR	6,793
220	Owens-Illinois, Inc. ●	4,135
222	Packaging Corp. of America	8,051
257	Rexam plc	1,811
132	Sino Forest Corp. ⌂■●†	—
220	Sino Forest Corp. Class A ⌂●†	—
3,154	Yingde Gases	2,784
		38,452
	Media - 1.0%
142	Virgin Media, Inc.	4,183

	Pharmaceuticals, Biotechnology and Life Sciences - 4.0%
730	Almirall S.A. ●	5,687
270	Impax Laboratories, Inc. ●	7,009
93	UCB S.A.	5,107
		17,803
	Real Estate - 8.7%
185	American Assets Trust, Inc.	4,967
749	BR Properties S.A.	9,741
58	Equity Lifestyle Properties, Inc.	3,937
233	Forest City Enterprises, Inc. Class A ●	3,690
171	Hatteras Financial Corp.	4,829
101	Iguatemi Empresa de Shopping Centers S.A.	2,582
335	Weyerhaeuser Co.	8,765
		38,511
	Retailing - 3.2%
42	ANN, Inc. ●‡	1,566
5,788	Buck Holdings L.P. ⌂●†	10,001
37	Ross Stores, Inc.	2,390
		13,957
	Semiconductors and Semiconductor Equipment - 5.0%
220	Avago Technologies Ltd.	7,677
76	Linear Technology Corp.	2,430
347	Microsemi Corp. ●	6,960
347	Teradyne, Inc. ●	4,929
		21,996
	Software and Services - 0.7%
212	Booz Allen Hamilton Holding Corp.	2,929

	Technology Hardware and Equipment - 4.5%
301	Arrow Electronics, Inc. ●	10,140
81	Harris Corp.	4,154
127	SanDisk Corp. ●	5,503
		19,797

1

Hartford MidCap Value HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.5% - (continued)
	Transportation - 0.8%
365	Delta Air Lines, Inc. ●		$3,342

	Utilities - 7.0%
106	Alliant Energy Corp.		4,617
107	Great Plains Energy, Inc.		2,375
407	N.V. Energy, Inc.		7,323
181	Northeast Utilities		6,935
194	UGI Corp.		6,144
92	Wisconsin Energy Corp.		3,454
			30,848
	Total common stocks
	(cost $370,835)		$433,706

	Total long-term investments
	(cost $370,835)		$433,706

SHORT-TERM INVESTMENTS - 1.4%
Repurchase Agreements - 1.4%
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
10/01/2012 in the amount of $1,944,
collateralized by FHLB 4.91%, 2015,
FHLMC 2.41% - 6.00%, 2027 - 2042,
FNMA 2.05% - 5.94%, 2022 - 2042, value
	of $1,983)
$1,944	0.17%, 09/28/2012		$1,944
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2012 in the
amount of $679, collateralized by FHLMC
4.00% - 4.50%, 2024 - 2026, FNMA 4.00%
- 5.00%, 2035 - 2042, GNMA 5.00%, 2039,
	value of $693)
679	0.23%, 09/28/2012		679
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $523, collateralized by U.S. Treasury Note 0.25%, 2015, value of $533)
523	0.20%, 09/28/2012		523
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $629, collateralized by FNMA 2.50% - 3.00%, 2027 - 2042, value of $642)
629	0.25%, 09/28/2012		629
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $40, collateralized by FNMA 5.00%, 2038, value of $41)
40	0.25%, 09/28/2012		40
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $661, collateralized by U.S. Treasury Note 0.88%, 2017, value of $674)
661	0.20%, 09/28/2012		661
TD Securities TriParty Repurchase Agreement
(maturing on 10/01/2012 in the amount of
$1,407, collateralized by FHLB 1.75% -
3.13%, 2013 - 2021, FHLMC 0.30% -
6.00%, 2013 - 2042, FNMA 0.38% -
6.25%, 2013 - 2042, U.S. Treasury Bill
	0.10%, 2012, value of $1,435)
1,407	0.20%, 09/28/2012		1,407
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2012 in the amount of $11, collateralized by U.S. Treasury Note 1.50%, 2016, value of $12)
11	0.18%, 09/28/2012		11
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $263, collateralized by FHLB 0.84%, 2012, GNMA 2.50% -13.50%, 2012 - 2042, value of $269)
263	0.20%, 09/28/2012		263
			6,157
	Total short-term investments
	(cost $6,157)		$6,157

	Total investments
	(cost $376,992) ▲	99.9%	$439,863
	Other assets and liabilities	0.1%	623
	Total net assets	100.0%	$440,486

2

Hartford MidCap Value HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At September 30, 2012, the cost of securities for federal income tax purposes was $385,299 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$83,731
Unrealized Depreciation	(29,167)
Net Unrealized Appreciation	$54,564

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At September 30, 2012, the aggregate value of these securities was $10,041, which represents 2.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At September 30, 2012, the aggregate value of these securities was $40, which rounds to zero percent of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	5,788	Buck Holdings L.P.	$2,127
12/2009	132	Sino Forest Corp. - 144A	2,093
12/2009 - 06/2011	220	Sino Forest Corp. Class A	3,807
03/2007	452	Solar Cayman Ltd. - 144A	132

At September 30, 2012, the aggregate value of these securities was $10,041, which represents 2.3% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $50 at September 30, 2012.

Foreign Currency Contracts Outstanding at September 30, 2012

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
CAD	Sell	10/01/2012	BCLY	$164	$164	$–
CAD	Sell	10/02/2012	BCLY	37	37	–
CAD	Sell	10/03/2012	JPM	102	102	–
EUR	Buy	10/01/2012	CBK	25	25	–
HKD	Buy	10/04/2012	BCLY	25	25	–
HKD	Buy	10/03/2012	DEUT	25	25	–
						$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

Hartford MidCap Value HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
JPM	JP Morgan Chase & Co.

Currency Abbreviations:
CAD	Canadian Dollar
EUR	EURO
HKD	Hong Kong Dollar

Other Abbreviations:
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Investment Valuation Hierarchy Level Summary

September 30, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$433,706	$397,395	$26,270	$10,041
Short-Term Investments	6,157	–	6,157	–
Total	$439,863	$397,395	$32,427	$10,041
Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–
Liabilities:
Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–

♦	For the nine-month period ended September 30, 2012, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2012
Assets:
Common Stocks	$13,116	$4,624	$(1,781	)*	$—	$—	$(5,918)	$—	$—	$10,041
Total	$13,116	$4,624	$(1,781)		$—	$—	$(5,918)	$—	$—	$10,041

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2012 was $(1,781).

4

Hartford Money Market HLS Fund
Schedule of Investments
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CERTIFICATES OF DEPOSIT - 4.8%
Finance and Insurance - 4.8%
	Depository Credit Banking - 3.0%
	Toronto-Dominion Bank New York
$19,500	0.19%, 01/28/2013	$19,500
19,500	0.40%, 09/13/2013 Δ	19,500
19,500	0.45%, 07/26/2013 Δ	19,500
		58,500
	International Trade Financing (Foreign Banks) - 1.8%
	Royal Bank of Canada
19,500	0.39%, 07/30/2013 Δ	19,500
15,500	0.45%, 10/04/2013	15,500
		35,000
	Total certificates of deposit
	(cost $93,500)	$93,500

COMMERCIAL PAPER - 30.4%
Beverage and Tobacco Product Manufacturing - 3.4%
	Beverage Manufacturing - 3.4%
	Coca-Cola Co.
$20,500	0.21%, 10/16/2012	$20,498
10,250	0.23%, 11/05/2012	10,248
22,750	0.24%, 12/04/2012 - 03/01/2013	22,733
11,500	0.27%, 02/04/2013	11,489
		64,968
Finance and Insurance - 24.5%
	Commercial Banking - 13.5%
	Bank of Tokyo Mitsubishi
19,400	0.31%, 12/04/2012	19,389
19,400	0.38%, 01/23/2013	19,377
19,500	0.39%, 02/27/2013	19,469
	Old Line Funding LLC
15,500	0.15%, 10/22/2012	15,498
15,000	0.20%, 11/27/2012	14,995
9,750	0.23%, 01/22/2013	9,743
11,500	0.24%, 11/26/2012	11,496
	State Street Corp.
10,250	0.17%, 10/09/2012	10,250
19,500	0.19%, 01/04/2013	19,490
21,000	0.20%, 12/04/2012	20,993
15,250	0.23%, 11/07/2012	15,246
	U.S. Bank
20,000	0.23%, 11/16/2012	19,994
10,250	0.27%, 12/06/2012	10,245
20,000	0.30%, 01/16/2013	19,982
	United Technologies Corp.
34,500	0.21%, 10/18/2012	34,496
		260,663
	Consumer Lending - 2.5%
	Straight-A Funding LLC
27,618	0.17%, 10/19/2012 ■	27,616
21,000	0.18%, 11/19/2012 ■	20,995
		48,611
	Depository Credit Banking - 0.5%
	Bank of Nova Scotia
10,500	0.29%, 11/02/2012	10,497

	International Trade Financing (Foreign Banks) - 2.4%
	Export Development Canada
19,400	0.15%, 11/26/2012	19,395
16,250	0.17%, 02/26/2013	16,239
	Kreditanstalt fuer Wiederaufbau
11,500	0.22%, 11/14/2012 ■	11,497
		47,131
	Nondepository Credit Banking - 4.0%
	General Electric Capital Corp.
10,500	0.24%, 10/17/2012	10,499
10,250	0.25%, 10/31/2012	10,248
10,250	0.30%, 11/30/2012	10,245
15,500	0.32%, 02/11/2013	15,481
	Toyota Motor Credit Corp.
19,500	0.21%, 02/26/2013	19,483
10,500	0.23%, 10/16/2012	10,499
		76,455
	Securities and Commodity Contracts and Brokerage - 1.6%
	JP Morgan Chase & Co.
30,000	0.25%, 11/16/2012	29,991

		473,348
Health Care and Social Assistance - 1.0%
	Pharmaceutical and Medicine Manufacturing - 1.0%
	Merck & Co., Inc.
19,750	0.13%, 10/01/2012 ○	19,750

Retail Trade - 1.5%
	Other General Merchandise Stores - 1.5%
	Wal-Mart Stores, Inc.
27,750	0.13%, 10/01/2012 ○	27,750

	Total commercial paper
	(cost $585,816)	$585,816

CORPORATE NOTES - 6.1%
Finance and Insurance - 6.1%
	Depository Credit Banking - 2.2%
	Wells Fargo & Co.
$21,000	0.63%, 10/23/2012	$21,061
	Wells Fargo Bank NA
10,250	0.44%, 10/22/2013 Δ	10,250
10,000	0.45%, 10/18/2013 Δ	10,000
		41,311
	Insurance Carriers - 1.0%
	MetLife Global Funding I
19,500	0.58%, 10/10/2012 ■ Δ	19,500

	International Trade Financing (Foreign Banks) - 2.1%
	Export Development Canada
19,000	0.20%, 01/29/2013 ■	19,013
21,300	0.37%, 10/25/2012	21,360
		40,373

1

Hartford Money Market HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
CORPORATE NOTES - 6.1% - (continued)
Finance and Insurance - 6.1% - (continued)
	Securities and Commodity Contracts and Brokerage - 0.8%
	JP Morgan Chase Bank
$15,750	0.53%, 06/18/2013 Δ		$15,750

			116,934
	Total corporate notes
	(cost $116,934)		$116,934

FOREIGN GOVERNMENT OBLIGATIONS - 6.0%
	Canada - 6.0%
	British Columbia (Province of)
$18,460	0.14%, 10/03/2012		$18,460
	Ontario (Province of)
10,250	0.11%, 10/04/2012		10,250
10,500	0.22%, 11/30/2012		10,496
27,000	0.24%, 11/19/2012		27,060
12,415	0.58%, 11/19/2012 Δ		12,421
	Quebec (Province of)
15,750	0.09%, 10/02/2012 ■		15,750
10,750	0.14%, 10/03/2012 ■		10,750
11,500	0.18%, 12/03/2012		11,496
			116,683
	Total foreign government obligations
	(cost $116,683)		$116,683

REPURCHASE AGREEMENTS - 29.4%
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $36,815, collateralized by U.S. Treasury Bond 3.13%, 2042, value of $37,550)
$36,814	0.17% dated 09/28/2012		$36,814
	RBS Greenwich Capital Markets TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $240,004, collateralized by U.S. Treasury Note 0.13% - 1.63%, 2014 - 2022, value of $244,802)
240,000	0.18% dated 09/28/2012		240,000
	Royal Bank of Canada TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $240,004, collateralized by U.S. Treasury Note 0.38% - 4.50%, 2015 - 2017, value of $244,800)
240,000	0.20% dated 09/28/2012		240,000
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $50,000, collateralized by U.S. Treasury Note 1.50% - 2.00%, 2013 - 2022, value of $51,000)
50,000	0.19% dated 09/28/2012		50,000

	Total repurchase agreements
	(cost $566,814)		$566,814

U.S. GOVERNMENT AGENCIES - 4.8%
	Federal Home Loan Mortgage Corp. - 2.6%
$50,000	0.15%, 12/17/2012		$49,984

	Federal National Mortgage Association - 2.2%
10,000	0.15%, 12/19/2012		9,997
33,000	0.16%, 10/30/2012		33,009
			43,006

	Total U.S. government agencies
	(cost $92,990)		$92,990

U.S. GOVERNMENT SECURITIES - 18.5%
	Other Direct Federal Obligations - 0.4%
	Federal Home Loan Bank
$7,348	0.14%, 12/17/2012		$7,346

	U.S. Treasury Notes - 18.1%
85,000	0.14%, 01/15/2013		85,304
200,000	0.15%, 11/30/2012		200,117
32,250	0.18%, 10/31/2012		32,255
32,000	0.25%, 10/15/2012		32,015
			349,691
	Total U.S. government securities
	(cost $357,037)		$357,037

	Total investments
	(cost $1,929,774) ▲	100.0%	$1,929,774
	Other assets and liabilities	—%	(509)
	Total net assets	100.0%	$1,929,265

2

Hartford Money Market HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. The rates presented in this Schedule of Investments are yields, unless otherwise noted.

▲	Also represents cost for tax purposes.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2012.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2012, the aggregate value of these securities was $125,121, which represents 6.5% of total net assets.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary

September 30, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Certificates of Deposit	$93,500	$–	$93,500	$–
Commercial Paper	585,816	–	585,816	–
Corporate Notes	116,934	–	116,934	–
Foreign Government Obligations	116,683	–	116,683	–
Repurchase Agreements	566,814	–	566,814	–
U.S. Government Agencies	92,990	–	92,990	–
U.S. Government Securities	357,037	–	357,037	–
Total	$1,929,774	$–	$1,929,774	$–

♦	For the nine-month period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

3

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 17.1%
	Automobiles and Components - 0.1%
—	BorgWarner, Inc. ●	$27
13	Ford Motor Co. w/ rights	126
1	Goodyear (The) Tire & Rubber Co. ●	10
1	Harley-Davidson, Inc.	32
2	Johnson Controls, Inc.	63
		258
	Banks - 0.5%
2	BB&T Corp.	78
1	Comerica, Inc.	20
3	Fifth Third Bancorp	48
1	First Horizon National Corp.	8
2	Hudson City Bancorp, Inc.	13
3	Huntington Bancshares, Inc.	20
3	KeyCorp	28
—	M&T Bank Corp.	38
1	People's United Financial, Inc.	14
2	PNC Financial Services Group, Inc.	112
5	Regions Financial Corp.	34
2	SunTrust Banks, Inc.	51
6	US Bancorp	218
16	Wells Fargo & Co.	569
1	Zions Bancorporation	13
		1,264
	Capital Goods - 1.3%
2	3M Co.	197
2	Boeing Co.	158
2	Caterpillar, Inc.	189
1	Cooper Industries plc Class A	40
1	Cummins, Inc.	55
2	Danaher Corp.	108
1	Deere & Co.	108
1	Dover Corp.	36
1	Eaton Corp.	54
2	Emerson Electric Co.	118
1	Fastenal Co.	39
—	Flowserve Corp.	22
1	Fluor Corp.	31
1	General Dynamics Corp.	74
35	General Electric Co.	805
3	Honeywell International, Inc.	156
1	Illinois Tool Works, Inc.	86
1	Ingersoll-Rand plc	43
—	Jacobs Engineering Group, Inc. ●	18
—	Joy Global, Inc.	20
—	L-3 Communications Holdings, Inc.	23
1	Lockheed Martin Corp.	84
1	Masco Corp.	18
1	Northrop Grumman Corp.	55
1	PACCAR, Inc.	47
—	Pall Corp.	25
1	Parker-Hannifin Corp.	42
—	Pentair, Inc.	15
—	Precision Castparts Corp.	80
1	Quanta Services, Inc. ●	18
1	Raytheon Co.	64
—	Rockwell Automation, Inc.	33
—	Rockwell Collins, Inc.	26
—	Roper Industries, Inc.	36
—	Snap-On, Inc.	14
1	Stanley Black & Decker, Inc.	43
1	Textron, Inc.	25
3	United Technologies Corp.	220
—	W.W. Grainger, Inc.	42
1	Xylem, Inc.	16
		3,283
	Commercial and Professional Services - 0.1%
—	Avery Dennison Corp.	11
—	Cintas Corp.	15
—	Dun & Bradstreet Corp.	12
—	Equifax, Inc. ●	19
1	Iron Mountain, Inc.	17
1	Pitney Bowes, Inc.	9
1	R.R. Donnelley & Sons Co.	6
1	Republic Services, Inc.	28
—	Robert Half International, Inc.	13
—	Stericycle, Inc. ●	26
2	Tyco International Ltd.	87
1	Waste Management, Inc.	47
		290
	Consumer Durables and Apparel - 0.2%
1	Coach, Inc.	54
1	D.R. Horton, Inc.	19
—	Fossil, Inc. ●	16
—	Harman International Industries, Inc.	10
—	Hasbro, Inc.	15
—	Leggett & Platt, Inc.	12
1	Lennar Corp.	19
1	Mattel, Inc.	41
1	Newell Rubbermaid, Inc.	18
1	NIKE, Inc. Class B	117
1	Pulte Group, Inc. ●	18
—	Ralph Lauren Corp.	31
—	V.F. Corp.	47
—	Whirlpool Corp.	21
		438
	Consumer Services - 0.3%
—	Apollo Group, Inc. Class A ●	10
2	Carnival Corp.	55
—	Chipotle Mexican Grill, Inc. ●	34
—	Darden Restaurants, Inc.	24
1	H & R Block, Inc.	16
1	International Game Technology	12
1	Marriott International, Inc. Class A	33
3	McDonald's Corp.	310
3	Starbucks Corp.	129
1	Starwood Hotels & Resorts, Inc.	38
—	Wyndham Worldwide Corp.	25
—	Wynn Resorts Ltd.	31
2	Yum! Brands, Inc.	101
		818
	Diversified Financials - 1.0%
3	American Express Co.	188
1	Ameriprise Financial, Inc.	40
36	Bank of America Corp.	319
4	Bank of New York Mellon Corp.	90
—	BlackRock, Inc.	76

4

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 17.1% - (continued)
	Diversified Financials - 1.0% - (continued)
2	Capital One Financial Corp.	$111
4	Charles Schwab Corp.	47
10	Citigroup, Inc.	322
1	CME Group, Inc.	59
2	Discover Financial Services, Inc.	69
1	E*Trade Financial Corp. ●	8
—	Federated Investors, Inc.	7
—	Franklin Resources, Inc.	58
2	Goldman Sachs Group, Inc.	172
—	IntercontinentalExchange, Inc. ●	33
1	Invesco Ltd.	37
13	JP Morgan Chase & Co.	516
—	Legg Mason, Inc.	10
1	Leucadia National Corp.	15
1	Moody's Corp.	29
5	Morgan Stanley	78
—	Nasdaq OMX Group, Inc.	9
1	Northern Trust Corp.	34
1	NYSE Euronext	20
2	SLM Corp.	25
2	State Street Corp.	67
1	T. Rowe Price Group, Inc.	54
		2,493
	Energy - 1.9%
1	Alpha Natural Resources, Inc. ●	5
2	Anadarko Petroleum Corp.	117
1	Apache Corp.	114
1	Baker Hughes, Inc.	67
1	Cabot Oil & Gas Corp.	32
1	Cameron International Corp. ●	46
2	Chesapeake Energy Corp.	33
7	Chevron Corp.	767
4	ConocoPhillips Holding Co.	233
1	Consol Energy, Inc.	23
1	Denbury Resources, Inc. ●	21
1	Devon Energy Corp.	76
—	Diamond Offshore Drilling, Inc.	15
1	Ensco plc	42
1	EOG Resources, Inc.	101
1	EQT Corp.	30
15	Exxon Mobil Corp.	1,417
1	FMC Technologies, Inc. ●	37
3	Halliburton Co.	105
—	Helmerich & Payne, Inc.	17
1	Hess Corp.	54
2	Kinder Morgan, Inc.	68
2	Marathon Oil Corp.	70
1	Marathon Petroleum Corp.	62
1	Murphy Oil Corp.	33
1	Nabors Industries Ltd. ●	14
1	National Oilwell Varco, Inc.	115
—	Newfield Exploration Co. ●	14
1	Noble Corp.	30
1	Noble Energy, Inc.	55
3	Occidental Petroleum Corp.	234
1	Peabody Energy Corp.	20
2	Phillips 66	98
—	Pioneer Natural Resources Co.	43
1	QEP Resources, Inc.	19
1	Range Resources Corp.	38
—	Rowan Cos. plc Class A ●	14
4	Schlumberger Ltd.	322
1	Southwestern Energy Co. ●	41
2	Spectra Energy Corp.	64
—	Sunoco, Inc.	16
—	Tesoro Corp. ●	20
2	Valero Energy Corp.	59
2	Williams Cos., Inc.	73
1	WPX Energy, Inc. ●	11
		4,885
	Food and Staples Retailing - 0.4%
1	Costco Wholesale Corp.	145
4	CVS Caremark Corp.	207
2	Kroger (The) Co.	43
1	Safeway, Inc.	13
2	Sysco Corp.	62
3	Walgreen Co.	105
6	Wal-Mart Stores, Inc.	416
1	Whole Foods Market, Inc.	56
		1,047
	Food, Beverage and Tobacco - 1.0%
7	Altria Group, Inc.	228
2	Archer Daniels Midland Co.	60
1	Beam, Inc.	30
1	Brown-Forman Corp.	33
1	Campbell Soup Co.	21
13	Coca-Cola Co.	493
1	Coca-Cola Enterprises, Inc.	29
1	ConAgra Foods, Inc.	38
—	Constellation Brands, Inc. Class A ●	16
1	Dean Foods Co. ●	10
1	Dr. Pepper Snapple Group	31
2	General Mills, Inc.	87
1	H.J. Heinz Co.	60
1	Hershey Co.	36
—	Hormel Foods Corp.	13
—	J.M. Smucker Co.	32
1	Kellogg Co.	43
6	Kraft Foods Group, Inc.	246
—	Lorillard, Inc.	51
—	McCormick & Co., Inc.	28
1	Mead Johnson Nutrition Co.	50
1	Molson Coors Brewing Co.	23
1	Monster Beverage Corp. ●	28
5	PepsiCo, Inc.	369
6	Philip Morris International, Inc.	509
1	Reynolds American, Inc.	48
1	Tyson Foods, Inc. Class A	16
		2,628
	Health Care Equipment and Services - 0.7%
1	Aetna, Inc.	44
1	AmerisourceBergen Corp.	33
—	Bard (C.R.), Inc.	27
2	Baxter International, Inc.	111
1	Becton, Dickinson & Co.	53
5	Boston Scientific Corp. ●	27

5

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 17.1% - (continued)
	Health Care Equipment and Services - 0.7% - (continued)
1	Cardinal Health, Inc.	$45
1	CareFusion Corp. ●	21
—	Cerner Corp. ●	38
1	CIGNA Corp.	46
—	Coventry Health Care, Inc.	19
2	Covidien plc	96
—	DaVita, Inc. ●	30
—	Dentsply International, Inc.	18
—	Edwards Lifesciences Corp. ●	42
3	Express Scripts Holding Co. ●	170
1	Humana, Inc.	38
—	Intuitive Surgical, Inc. ●	66
—	Laboratory Corp. of America Holdings ●	30
1	McKesson Corp.	68
3	Medtronic, Inc.	147
—	Patterson Cos., Inc.	10
1	Quest Diagnostics, Inc.	34
1	St. Jude Medical, Inc.	44
1	Stryker Corp.	54
1	Tenet Healthcare Corp. ●	9
3	UnitedHealth Group, Inc.	192
—	Varian Medical Systems, Inc. ●	22
1	Wellpoint, Inc.	63
1	Zimmer Holdings, Inc.	40
		1,637
	Household and Personal Products - 0.4%
1	Avon Products, Inc.	23
—	Clorox Co.	31
1	Colgate-Palmolive Co.	160
1	Estee Lauder Co., Inc.	50
1	Kimberly-Clark Corp.	114
9	Procter & Gamble Co.	641
		1,019
	Insurance - 0.6%
1	ACE Ltd.	87
2	Aflac, Inc.	78
2	Allstate Corp.	65
4	American International Group, Inc. ●	130
1	Aon plc	56
—	Assurant, Inc.	10
6	Berkshire Hathaway, Inc. Class B ●	549
1	Chubb Corp.	69
—	Cincinnati Financial Corp.	19
2	Genworth Financial, Inc. ●	9
1	Lincoln National Corp.	24
1	Loews Corp.	44
2	Marsh & McLennan Cos., Inc.	62
4	MetLife, Inc.	128
1	Principal Financial Group, Inc.	26
2	Progressive Corp.	39
2	Prudential Financial, Inc.	89
—	Torchmark Corp.	17
1	Travelers Cos., Inc.	89
1	Unum Group	19
1	XL Group plc	25
		1,634
	Materials - 0.6%
1	Air Products & Chemicals, Inc.	59
—	Airgas, Inc.	19
4	Alcoa, Inc.	32
—	Allegheny Technologies, Inc.	11
1	Ball Corp.	22
—	Bemis Co., Inc.	11
—	CF Industries Holdings, Inc.	47
—	Cliff's Natural Resources, Inc.	19
4	Dow Chemical Co.	116
3	E.I. DuPont de Nemours & Co.	157
1	Eastman Chemical Co.	29
1	Ecolab, Inc.	57
—	FMC Corp.	26
3	Freeport-McMoRan Copper & Gold, Inc.	126
—	International Flavors & Fragrances, Inc.	16
1	International Paper Co.	53
1	LyondellBasell Industries Class A	59
1	MeadWestvaco Corp.	18
2	Monsanto Co.	163
1	Mosaic Co.	53
2	Newmont Mining Corp.	93
1	Nucor Corp.	41
1	Owens-Illinois, Inc. ●	10
1	PPG Industries, Inc.	59
1	Praxair, Inc.	104
1	Sealed Air Corp.	9
—	Sherwin-Williams Co.	43
—	Sigma-Aldrich Corp.	29
—	Titanium Metals Corp.	3
—	United States Steel Corp.	9
—	Vulcan Materials Co.	21
		1,514
	Media - 0.6%
1	Cablevision Systems Corp.	11
2	CBS Corp. Class B	73
9	Comcast Corp. Class A	321
2	DirecTV ●	111
1	Discovery Communications, Inc. ●	49
1	Gannett Co., Inc.	14
1	Interpublic Group of Cos., Inc.	16
1	McGraw-Hill Cos., Inc.	51
7	News Corp. Class A	168
1	Omnicom Group, Inc.	46
—	Scripps Networks Interactive Class A	18
1	Time Warner Cable, Inc.	98
3	Time Warner, Inc.	144
2	Viacom, Inc. Class B	85
6	Walt Disney Co.	315
—	Washington Post Co. Class B	5
		1,525
	Pharmaceuticals, Biotechnology and Life Sciences - 1.4%
5	Abbott Laboratories	361
1	Agilent Technologies, Inc.	45
1	Alexion Pharmaceuticals, Inc. ●	74
1	Allergan, Inc.	95
3	Amgen, Inc.	218
1	Biogen Idec, Inc. ●	118
6	Bristol-Myers Squibb Co.	190
1	Celgene Corp. ●	111

6

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 17.1% - (continued)
	Pharmaceuticals, Biotechnology and Life Sciences - 1.4% - (continued)
3	Eli Lilly & Co.	$163
1	Forest Laboratories, Inc. ●	28
3	Gilead Sciences, Inc. ●	168
1	Hospira, Inc. ●	18
9	Johnson & Johnson	638
1	Life Technologies Corp. ●	29
10	Merck & Co., Inc.	461
1	Mylan, Inc. ●	33
—	PerkinElmer, Inc.	11
—	Perrigo Co.	34
25	Pfizer, Inc.	623
1	Thermo Fisher Scientific, Inc.	72
—	Waters Corp. ●	25
—	Watson Pharmaceuticals, Inc. ●	36
		3,551
	Real Estate - 0.4%
1	American Tower Corp. REIT	95
—	Apartment Investment & Management Co. Class A	13
—	AvalonBay Communities, Inc. REIT	44
1	Boston Properties, Inc. REIT	56
1	CBRE Group, Inc. ●	19
1	Equity Residential Properties Trust	58
1	HCP, Inc.	64
1	Health Care, Inc. REIT	49
2	Host Hotels & Resorts, Inc.	39
1	Kimco Realty Corp.	28
1	Plum Creek Timber Co., Inc.	24
2	ProLogis L.P.	54
—	Public Storage REIT	67
1	Simon Property Group, Inc.	154
1	Ventas, Inc.	62
1	Vornado Realty Trust	46
2	Weyerhaeuser Co.	47
		919
	Retailing - 0.7%
—	Abercrombie & Fitch Co. Class A	9
1	Amazon.com, Inc. ●	309
—	AutoNation, Inc. ●	6
—	AutoZone, Inc. ●	47
1	Bed Bath & Beyond, Inc. ●	49
1	Best Buy Co., Inc.	15
—	Big Lots, Inc. ●	6
1	CarMax, Inc. ●	22
1	Dollar Tree, Inc. ●	37
—	Expedia, Inc.	18
—	Family Dollar Stores, Inc.	22
—	GameStop Corp. Class A	9
1	Gap, Inc.	36
1	Genuine Parts Co.	32
5	Home Depot, Inc.	305
—	J.C. Penney Co., Inc.	12
1	Kohl's Corp.	37
1	Limited Brands, Inc.	39
4	Lowe's Co., Inc.	116
1	Macy's, Inc.	51
—	Netflix, Inc. ●	10
1	Nordstrom, Inc.	28
—	O'Reilly Automotive, Inc. ●	33
—	Priceline.com, Inc. ●	103
1	Ross Stores, Inc.	48
2	Staples, Inc.	26
2	Target Corp.	139
—	Tiffany & Co.	25
2	TJX Cos., Inc.	111
—	TripAdvisor, Inc. ●	12
—	Urban Outfitters, Inc. ●	14
		1,726
	Semiconductors and Semiconductor Equipment - 0.3%
2	Advanced Micro Devices, Inc. ●	7
1	Altera Corp.	37
1	Analog Devices, Inc.	39
4	Applied Materials, Inc.	46
2	Broadcom Corp. Class A	60
—	First Solar, Inc. ●	4
17	Intel Corp.	381
1	KLA-Tencor Corp.	27
1	Lam Research Corp. ●	19
1	Linear Technology Corp.	25
2	LSI Corp. ●	13
1	Microchip Technology, Inc.	21
3	Micron Technology, Inc. ●	20
2	NVIDIA Corp. ●	28
1	Teradyne, Inc. ●	9
4	Texas Instruments, Inc.	105
1	Xilinx, Inc.	29
		870
	Software and Services - 1.7%
2	Accenture plc	149
2	Adobe Systems, Inc. ●	54
1	Akamai Technologies, Inc. ●	23
1	Autodesk, Inc. ●	25
2	Automatic Data Processing, Inc.	95
—	BMC Software, Inc. ●	20
1	CA, Inc.	30
1	Citrix Systems, Inc. ●	48
1	Cognizant Technology Solutions Corp. ●	70
1	Computer Sciences Corp.	17
4	eBay, Inc. ●	188
1	Electronic Arts, Inc. ●	14
1	Fidelity National Information Services, Inc.	26
—	Fiserv, Inc. ●	34
1	Google, Inc. ●	671
4	IBM Corp.	748
1	Intuit, Inc.	54
—	Mastercard, Inc.	163
25	Microsoft Corp.	754
13	Oracle Corp.	402
1	Paychex, Inc.	36
1	Red Hat, Inc. ●	37
1	SAIC, Inc.	11
—	Salesforce.com, Inc. ●	65
2	Symantec Corp. ●	42
1	Teradata Corp. ●	43
1	Total System Services, Inc.	13

7

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 17.1% - (continued)
	Software and Services - 1.7% - (continued)
1	VeriSign, Inc. ●	$26
2	Visa, Inc.	236
2	Western Union Co.	37
3	Yahoo!, Inc. ●	56
		4,187
	Technology Hardware and Equipment - 1.4%
1	Amphenol Corp. Class A	32
3	Apple, Inc. ●	2,099
18	Cisco Systems, Inc.	339
5	Corning, Inc.	66
5	Dell, Inc. ●	48
7	EMC Corp. ●	192
—	F5 Networks, Inc. ●	28
1	FLIR Systems, Inc.	10
—	Harris Corp.	19
7	Hewlett-Packard Co.	112
1	Jabil Circuit, Inc.	12
1	JDS Uniphase Corp. ●	10
2	Juniper Networks, Inc. ●	30
—	Molex, Inc.	12
1	Motorola Solutions, Inc.	49
1	NetApp, Inc. ●	40
6	Qualcomm, Inc.	357
1	SanDisk Corp. ●	35
1	Seagate Technology plc	37
1	TE Connectivity Ltd.	49
1	Western Digital Corp. ●	29
4	Xerox Corp.	32
		3,637
	Telecommunication Services - 0.6%
19	AT&T, Inc.	730
2	CenturyLink, Inc.	84
1	Crown Castle International Corp. ●	63
3	Frontier Communications Co.	16
1	MetroPCS Communications, Inc. ●	12
10	Sprint Nextel Corp. ●	56
10	Verizon Communications, Inc.	436
2	Windstream Corp.	20
		1,417
	Transportation - 0.3%
1	C.H. Robinson Worldwide, Inc.	32
3	CSX Corp.	72
1	Expeditors International of Washington, Inc.	26
1	FedEx Corp.	83
1	Norfolk Southern Corp.	68
—	Ryder System, Inc.	7
2	Southwest Airlines Co.	22
2	Union Pacific Corp.	188
2	United Parcel Service, Inc. Class B	173
		671
	Utilities - 0.6%
2	AES (The) Corp. ●	23
—	AGL Resources, Inc.	16
1	Ameren Corp.	27
2	American Electric Power Co., Inc.	71
1	CenterPoint Energy, Inc.	31
1	CMS Energy Corp.	21
1	Consolidated Edison, Inc.	59
2	Dominion Resources, Inc.	102
1	DTE Energy Co.	35
2	Duke Energy Corp.	153
1	Edison International	50
1	Entergy Corp.	41
3	Exelon Corp.	102
1	FirstEnergy Corp.	62
—	Integrys Energy Group, Inc.	14
1	NextEra Energy, Inc.	100
1	NiSource, Inc.	24
1	Northeast Utilities	40
1	NRG Energy, Inc.	16
1	Oneok, Inc.	33
1	Pepco Holdings, Inc.	15
1	PG&E Corp.	61
—	Pinnacle West Capital Corp.	19
2	PPL Corp.	57
2	Public Service Enterprise Group, Inc.	55
—	SCANA Corp.	21
1	Sempra Energy	49
3	Southern Co.	135
1	TECO Energy, Inc.	12
1	Wisconsin Energy Corp.	29
2	Xcel Energy, Inc.	45
		1,518
	Total common stocks
	(cost $39,128)	$43,229

EXCHANGE TRADED FUNDS - 0.4%
	Other Investment Pools and Funds - 0.4%
15	Vanguard S&P 500 ETF	$1,006

	Total exchange traded funds
	(cost $1,020)	$1,006

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.7%
	Finance and Insurance - 0.7%
	Ally Automotive Receivables Trust
$20	0.93%, 02/16/2016	$20
	Banc of America Commercial Mortgage, Inc.
25	5.41%, 09/10/2047	28
25	5.45%, 01/15/2049	29
20	5.49%, 02/10/2051 Δ	23
25	5.89%, 07/10/2044 Δ	29
15	5.92%, 05/10/2045 Δ	17
	Citibank Credit Card Issuance Trust
110	4.85%, 03/10/2017	122
	Citigroup Commercial Mortgage Trust
70	5.89%, 12/10/2049 Δ	79
	Citigroup/Deutsche Bank Commercial Mortgage Trust
25	5.32%, 12/11/2049	28
35	5.39%, 07/15/2044 Δ	39
25	5.62%, 10/15/2048	29
35	5.89%, 11/15/2044	41

8

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.7% - (continued)
	Finance and Insurance - 0.7% - (continued)
	Commercial Mortgage Pass-Through Certificates
$20	5.31%, 12/10/2046	$23
15	6.00%, 12/10/2049 Δ	18
	Credit Suisse Mortgage Capital Certificates
25	5.31%, 12/15/2039	28
30	5.47%, 09/15/2039	34
	CW Capital Cobalt Ltd.
40	5.22%, 08/15/2048	45
	Federal National Mortgage Association
140	0.88%, 08/28/2017	141
	Goldman Sachs Mortgage Securities Corp. II
35	4.75%, 07/10/2039	38
15	5.40%, 08/10/2038	16
25	5.56%, 11/10/2039	29
45	5.98%, 08/10/2045 Δ	51
	Greenwich Capital Commercial Funding Corp.
40	5.22%, 04/10/2037 Δ	44
35	5.44%, 03/10/2039 Δ	40
	Honda Automotive Receivables Owner Trust
75	0.77%, 01/15/2016	75
	JP Morgan Chase Commercial Mortgage Securities Corp.
25	5.34%, 05/15/2047	29
20	5.42%, 01/15/2049	23
40	5.43%, 12/12/2043	46
35	5.44%, 06/12/2047 Δ	40
20	5.48%, 12/12/2044 Δ	23
38	5.79%, 02/12/2051 Δ	45
20	5.92%, 02/12/2049 Δ	23
25	6.00%, 06/15/2049 Δ	29
	LB-UBS Commercial Mortgage Trust
25	5.37%, 09/15/2039 Δ	29
20	5.43%, 02/15/2040	23
25	5.86%, 07/15/2040 Δ	30
20	5.87%, 09/15/2045	24
	Merrill Lynch/Countrywide Commercial Mortgage Trust
25	5.17%, 12/12/2049 Δ	29
25	5.38%, 08/12/2048	28
	Morgan Stanley Capital I
25	5.69%, 04/15/2049 Δ	29
	Morgan Stanley Capital Investments
25	5.81%, 12/12/2049	30
	Wachovia Bank Commercial Mortgage Trust
25	5.31%, 11/15/2048	29
25	5.34%, 12/15/2043	28
25	5.42%, 01/15/2045 Δ	28
25	5.47%, 12/15/2044 Δ	28
25	5.51%, 04/15/2047	29
40	5.57%, 10/15/2048	46
25	5.93%, 06/15/2049 Δ	29
		1,763

	Total asset & commercial mortgage backed securities
	(cost $1,695)	$1,763

CORPORATE BONDS - 8.2%
	Administrative Waste Management and Remediation - 0.0%
	Republic Services, Inc.
$45	5.00%, 03/01/2020	$52

	Arts, Entertainment and Recreation - 0.4%
	CBS Corp.
25	7.88%, 07/30/2030	34
	Comcast Corp.
165	5.15%, 03/01/2020	196
15	7.05%, 03/15/2033	20
	DirecTV Holdings LLC
30	3.50%, 03/01/2016	32
65	5.00%, 03/01/2021	73
	Discovery Communications, Inc.
50	5.05%, 06/01/2020	58
	NBC Universal Media LLC
70	4.38%, 04/01/2021	79
	News America, Inc.
71	6.40%, 12/15/2035	88
	Time Warner Cable, Inc.
115	4.00%, 09/01/2021	127
	Time Warner, Inc.
130	4.88%, 03/15/2020	150
15	6.50%, 11/15/2036	19
65	6.75%, 07/01/2018	82
	Viacom, Inc.
20	6.88%, 04/30/2036	26
	Walt Disney Co.
20	4.13%, 12/01/2041	22
50	5.63%, 09/15/2016	60
		1,066
	Beverage and Tobacco Product Manufacturing - 0.3%
	Altria Group, Inc.
85	4.75%, 05/05/2021	97
9	9.70%, 11/10/2018	13
	Anheuser-Busch InBev Worldwide, Inc.
20	3.75%, 07/15/2042	20
125	5.38%, 01/15/2020	155
	Coca-Cola Co.
40	1.65%, 03/14/2018	41
30	3.15%, 11/15/2020	33
	Diageo Capital plc
75	5.50%, 09/30/2016	88
	Dr. Pepper Snapple Group
40	2.90%, 01/15/2016	42
	PepsiCo, Inc.
100	3.13%, 11/01/2020	108

9

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 8.2% - (continued)
	Beverage and Tobacco Product Manufacturing - 0.3% - (continued)
	Philip Morris International, Inc.
$80	4.50%, 03/26/2020 - 03/20/2042	$93
		690
	Chemical Manufacturing - 0.2%
	Dow Chemical Co.
30	4.13%, 11/15/2021	32
90	8.55%, 05/15/2019	121
	E.I. DuPont de Nemours & Co.
75	3.63%, 01/15/2021	83
	Ecolab, Inc.
45	4.35%, 12/08/2021	51
	Potash Corp. of Saskatchewan, Inc.
35	6.50%, 05/15/2019	45
	PPG Industries, Inc.
20	3.60%, 11/15/2020	22
	Praxair, Inc.
25	5.38%, 11/01/2016	29
		383
	Computer and Electronic Product Manufacturing - 0.2%
	Cingular Wireless LLC
25	7.13%, 12/15/2031	35
	Cisco Systems, Inc.
105	4.45%, 01/15/2020	123
40	5.50%, 02/22/2016	47
	Dell, Inc.
20	5.88%, 06/15/2019	24
	Hewlett-Packard Co.
45	4.30%, 06/01/2021	46
50	5.50%, 03/01/2018	57
	Intel Corp.
50	3.30%, 10/01/2021	54
	Lockheed Martin Corp.
45	4.25%, 11/15/2019	51
15	4.85%, 09/15/2041	17
	Raytheon Co.
25	3.13%, 10/15/2020	27
	Texas Instruments, Inc.
25	2.38%, 05/16/2016	26
	Thermo Fisher Scientific, Inc.
65	2.25%, 08/15/2016	67
		574
	Couriers and Messengers - 0.0%
	United Parcel Service, Inc.
35	3.13%, 01/15/2021	38
45	3.88%, 04/01/2014	47
		85
	Electrical Equipment and Appliance Manufacturing - 0.1%
	Emerson Electric Co.
30	4.88%, 10/15/2019	36
	General Electric Co.
55	5.25%, 12/06/2017	65
	Koninklijke Philips Electronics N.V.
18	6.88%, 03/11/2038	25
		126
	Finance and Insurance - 3.2%
	Aetna, Inc.
55	3.95%, 09/01/2020	60
	Allstate Corp.
35	5.00%, 08/15/2014	38
29	5.95%, 04/01/2036	37
	American Express Co.
50	8.13%, 05/20/2019	68
	American Express Credit Corp.
75	2.75%, 09/15/2015	79
	American International Group, Inc.
140	6.40%, 12/15/2020	171
	Aon Corp.
20	5.00%, 09/30/2020	23
	Asian Development Bank
135	2.50%, 03/15/2016	144
	Bank of America Corp.
120	5.00%, 05/13/2021	132
280	5.65%, 05/01/2018	319
	Bank of New York Mellon Corp.
25	2.30%, 07/28/2016	26
50	3.55%, 09/23/2021	54
	Bank of Nova Scotia
35	4.38%, 01/13/2021	41
	Barclays Bank plc
100	5.20%, 07/10/2014	107
	BB&T Corp.
80	3.20%, 03/15/2016	86
	Berkshire Hathaway Finance Corp.
100	5.40%, 05/15/2018	121
	Blackrock, Inc.
60	5.00%, 12/10/2019	71
	Boston Properties L.P.
40	5.88%, 10/15/2019	48
	BP Capital Markets plc
70	2.25%, 11/01/2016	73
40	3.25%, 05/06/2022	43
	Capital One Financial Corp.
50	6.15%, 09/01/2016	57
	Caterpillar Financial Services Corp.
45	6.13%, 02/17/2014	48
	Chubb Corp.
45	5.75%, 05/15/2018	56
	Cigna Corp.
10	5.38%, 02/15/2042	11
	Citigroup, Inc.
75	5.00%, 09/15/2014	79
250	5.38%, 08/09/2020	289
45	6.63%, 06/15/2032	52
	Credit Suisse First Boston USA, Inc.
180	5.13%, 08/15/2015	199
	Deutsche Bank AG
40	3.25%, 01/11/2016	42
	European Bank for Reconstruction & Development
65	2.50%, 03/15/2016	69

10

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 8.2% - (continued)
	Finance and Insurance - 3.2% - (continued)
	European Investment Bank
$105	1.25%, 10/14/2016	$107
125	2.88%, 09/15/2020	134
200	3.13%, 06/04/2014	209
	Fifth Third Bancorp
35	3.63%, 01/25/2016	38
	Ford Motor Credit Co. LLC
170	6.63%, 08/15/2017	197
	General Electric Capital Corp.
215	4.38%, 09/16/2020	237
150	5.30%, 02/11/2021	172
	Goldman Sachs Group, Inc.
240	5.38%, 03/15/2020	268
59	6.25%, 02/01/2041	68
	HCP, Inc.
60	6.70%, 01/30/2018	72
	Health Care, Inc. REIT
20	5.25%, 01/15/2022	23
	HSBC Finance Corp.
40	5.00%, 06/30/2015	43
	HSBC Holdings plc
160	5.10%, 04/05/2021	185
	Inter-American Development Bank
75	2.25%, 07/15/2015	79
70	3.88%, 02/14/2020	82
	International Bank for Reconstruction & Development
150	1.13%, 08/25/2014	153
47	7.63%, 01/19/2023	70
	John Deere Capital Corp.
35	1.85%, 09/15/2016	36
35	2.80%, 09/18/2017	38
	JP Morgan Chase & Co.
235	4.95%, 03/25/2020	268
75	5.13%, 09/15/2014	80
30	6.00%, 01/15/2018	36
130	6.30%, 04/23/2019	160
	KeyCorp
70	3.75%, 08/13/2015	75
	Kreditanstalt fuer Wiederaufbau
350	1.25%, 10/26/2015 - 02/15/2017	358
75	2.63%, 01/25/2022	79
71	4.00%, 01/27/2020	83
	Landwirtschaftliche Rentenbank
60	2.50%, 02/15/2016	64
100	3.13%, 07/15/2015	107
	Lincoln National Corp.
25	8.75%, 07/01/2019	33
	Lloyds Banking Group plc
40	6.38%, 01/21/2021	49
	MetLife, Inc.
35	5.70%, 06/15/2035	43
50	7.72%, 02/15/2019	65
	Morgan Stanley
50	4.75%, 04/01/2014	52
100	5.45%, 01/09/2017	109
130	5.50%, 07/28/2021	142
	National Rural Utilities Cooperative Finance Corp.
30	5.45%, 04/10/2017	36
	Nomura Holdings, Inc.
50	4.13%, 01/19/2016	52
	Oesterreichische Kontrollbank AG
95	4.88%, 02/16/2016	107
	PNC Funding Corp.
60	5.13%, 02/08/2020	71
	Prudential Financial, Inc.
115	5.38%, 06/21/2020	133
	Rabobank Nederland
55	4.50%, 01/11/2021	62
	Royal (The) Bank of Scotland plc
35	6.13%, 01/11/2021	42
	Royal Bank of Canada
35	2.30%, 07/20/2016	37
	Simon Property Group L.P.
75	5.65%, 02/01/2020	90
	SLM Corp.
130	6.25%, 01/25/2016	141
	Toyota Motor Credit Corp.
40	3.20%, 06/17/2015	43
20	3.40%, 09/15/2021	21
	Travelers Cos., Inc.
60	3.90%, 11/01/2020	68
	U.S. Bancorp
110	2.45%, 07/27/2015	116
	UBS AG Stamford CT
100	5.88%, 07/15/2016	109
	UnitedHealth Group, Inc.
50	6.88%, 02/15/2038	69
	Wellpoint, Inc.
15	4.65%, 01/15/2043	15
25	5.25%, 01/15/2016	28
20	5.80%, 08/15/2040	24
	Wells Fargo & Co.
50	2.10%, 05/08/2017	52
165	4.60%, 04/01/2021	190
	Westpac Banking Corp.
40	3.00%, 12/09/2015	42
		8,205
	Food Manufacturing - 0.1%
	Archer Daniels Midland Co.
33	5.94%, 10/01/2032	41
	General Mills, Inc.
20	5.65%, 02/15/2019	24
	Kellogg Co.
40	4.00%, 12/15/2020	45
	Kraft Foods Group, Inc.
77	5.38%, 02/10/2020	93
83	5.38%, 02/10/2020 ■	99
12	6.88%, 02/01/2038	16
	Unilever Capital Corp.
20	5.90%, 11/15/2032	29
		347

11

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 8.2% - (continued)
	Food Services - 0.0%
	McDonald's Corp.
$80	5.35%, 03/01/2018	$97
	Yum! Brands, Inc.
7	6.88%, 11/15/2037	10
		107
	Health Care and Social Assistance - 0.6%
	Abbott Laboratories
75	5.13%, 04/01/2019	90
15	5.30%, 05/27/2040	20
	Amgen, Inc.
85	3.88%, 11/15/2021	92
37	5.75%, 03/15/2040	43
	AstraZeneca plc
30	5.90%, 09/15/2017	37
	Baxter International, Inc.
25	2.40%, 08/15/2022	25
30	4.50%, 08/15/2019	35
	Boston Scientific Corp.
40	6.00%, 01/15/2020	47
	Bristol-Myers Squibb Co.
20	5.45%, 05/01/2018	24
	Celgene Corp.
30	3.25%, 08/15/2022	30
	Covidien International Finance S.A.
25	6.00%, 10/15/2017	31
	CVS Caremark Corp.
30	6.13%, 09/15/2039	39
	Eli Lilly & Co.
20	5.20%, 03/15/2017	24
	Express Scripts Holding Co.
75	4.75%, 11/15/2021 ■	87
	Gilead Sciences, Inc.
20	4.40%, 12/01/2021	23
	GlaxoSmithKline Capital, Inc.
110	5.65%, 05/15/2018	135
	Johnson & Johnson
75	2.15%, 05/15/2016	79
10	5.95%, 08/15/2037	14
	McKesson Corp.
10	4.75%, 03/01/2021	12
	Medtronic, Inc.
50	4.45%, 03/15/2020	58
	Merck & Co., Inc.
15	3.60%, 09/15/2042	15
85	3.88%, 01/15/2021	97
	Novartis Securities Investment Ltd.
25	5.13%, 02/10/2019	30
	Pfizer, Inc.
140	6.20%, 03/15/2019	178
	Quest Diagnostics, Inc.
40	4.70%, 04/01/2021	45
	Sanofi-Aventis S.A.
20	4.00%, 03/29/2021	23
	Teva Pharmaceutical Finance IV B.V.
60	3.65%, 11/10/2021	65
		1,398
	Information - 0.6%
	America Movil S.A.B. de C.V.
110	5.63%, 11/15/2017	131
15	6.13%, 11/15/2037	20
	AT&T, Inc.
58	5.35%, 09/01/2040	70
160	5.80%, 02/15/2019	199
57	6.40%, 05/15/2038	75
	British Telecommunications plc
18	9.62%, 12/15/2030 Δ	29
	Cellco Partnership - Verizon Wireless Capital LLC
50	8.50%, 11/15/2018	70
	CenturyLink, Inc.
51	7.60%, 09/15/2039	54
	Deutsche Telekom International Finance B.V.
27	8.75%, 06/15/2030	41
	eBay, Inc.
25	2.60%, 07/15/2022	25
	France Telecom S.A.
40	5.38%, 07/08/2019	47
	Google, Inc.
65	2.13%, 05/19/2016	68
	Microsoft Corp.
60	1.63%, 09/25/2015	62
25	5.20%, 06/01/2039	33
	Oracle Corp.
30	5.38%, 07/15/2040	38
60	5.75%, 04/15/2018	75
	Telecom Italia Capital
30	7.00%, 06/04/2018	33
	Telefonica Emisiones SAU
60	5.46%, 02/16/2021	59
	Verizon Communications, Inc.
55	6.00%, 04/01/2041	73
130	6.35%, 04/01/2019	167
	Vodafone Group plc
95	5.45%, 06/10/2019	117
		1,486
	Machinery Manufacturing - 0.1%
	Baker Hughes, Inc.
16	5.13%, 09/15/2040	20
	Caterpillar, Inc.
15	3.80%, 08/15/2042 ■	15
85	3.90%, 05/27/2021	96
	Deere & Co.
15	3.90%, 06/09/2042	16
	Joy Global, Inc.
10	5.13%, 10/15/2021	11
	Xerox Corp.
20	6.35%, 05/15/2018	23
		181
	Mining - 0.2%
	Barrick Gold Corp.
110	6.95%, 04/01/2019	136
	BHP Billiton Finance USA Ltd.
15	4.13%, 02/24/2042	16
30	6.50%, 04/01/2019	38

12

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 8.2% - (continued)
	Mining - 0.2% - (continued)
	Newmont Mining Corp.
$18	6.25%, 10/01/2039	$21
	Rio Tinto Finance USA Ltd.
115	3.75%, 09/20/2021	123
40	6.50%, 07/15/2018	50
	Teck Resources Ltd.
40	4.50%, 01/15/2021	42
15	5.40%, 02/01/2043	15
	Vale Overseas Ltd.
65	6.88%, 11/10/2039	76
		517
	Miscellaneous Manufacturing - 0.2%
	3M Co.
75	1.38%, 09/29/2016	77
	Boeing Co.
65	4.88%, 02/15/2020	79
	Honeywell International, Inc.
70	4.25%, 03/01/2021	82
	Northrop Grumman Corp.
20	5.05%, 08/01/2019	23
	United Technologies Corp.
110	4.50%, 04/15/2020 - 06/01/2042	127
25	6.13%, 02/01/2019	31
		419
	Motor Vehicle and Parts Manufacturing - 0.0%
	DaimlerChrysler NA Holdings Corp.
18	8.50%, 01/18/2031	28
	Johnson Controls, Inc.
40	5.00%, 03/30/2020	46
		74
	Other Services - 0.0%
	Illinois Tool Works, Inc.
15	3.90%, 09/01/2042	15

	Paper Manufacturing - 0.1%
	International Paper Co.
60	7.50%, 08/15/2021	79
	Kimberly-Clark Corp.
40	6.13%, 08/01/2017	49
		128
	Petroleum and Coal Products Manufacturing - 0.7%
	Anadarko Petroleum Corp.
40	5.95%, 09/15/2016	46
	Apache Corp.
25	5.10%, 09/01/2040	30
	Atmos Energy Corp.
8	5.50%, 06/15/2041	10
	Canadian Natural Resources Ltd.
60	5.70%, 05/15/2017	71
	Cenovus Energy, Inc.
15	4.45%, 09/15/2042	16
25	5.70%, 10/15/2019	30
	ConocoPhillips
63	6.50%, 02/01/2039	91
	Devon Financing Corp.
20	7.88%, 09/30/2031	29
	EnCana Corp.
25	6.50%, 02/01/2038	30
	Ensco plc
50	4.70%, 03/15/2021	56
	Hess Corp.
23	5.60%, 02/15/2041	27
	Kerr-McGee Corp.
50	6.95%, 07/01/2024	65
	Marathon Petroleum Corp.
15	5.13%, 03/01/2021	17
	Nabors Industries, Inc.
20	5.00%, 09/15/2020	22
	Nexen, Inc.
10	7.50%, 07/30/2039	14
	Noble Energy, Inc.
20	6.00%, 03/01/2041	24
	Occidental Petroleum Corp.
40	4.10%, 02/01/2021	46
	Pemex Project Funding Master Trust
50	5.75%, 03/01/2018	59
	Petrobras International Finance Co.
135	5.38%, 01/27/2021	152
	Petroleos Mexicanos
45	6.50%, 06/02/2041	56
	Phillips 66
45	4.30%, 04/01/2022 ■	49
	Sempra Energy
10	6.00%, 10/15/2039	13
35	6.50%, 06/01/2016	42
	Shell International Finance B.V.
125	4.30%, 09/22/2019	146
	Statoilhydro ASA
60	5.25%, 04/15/2019	73
	Suncor Energy, Inc.
40	6.50%, 06/15/2038	53
	Talisman Energy, Inc.
25	7.75%, 06/01/2019	32
	Total Capital International S.A.
45	1.50%, 02/17/2017	46
	Transocean, Inc.
45	6.50%, 11/15/2020	54
	TXU Electric Delivery Co.
55	7.00%, 09/01/2022	69
	Valero Energy Corp.
60	6.13%, 02/01/2020	73
	Weatherford International Ltd.
60	5.13%, 09/15/2020	66
	Williams Partners L.P.
45	5.25%, 03/15/2020	52
		1,659
	Pipeline Transportation - 0.2%
	Enterprise Products Operating LLC
15	4.45%, 02/15/2043	15
90	5.20%, 09/01/2020	106
	Kinder Morgan Energy Partners L.P.
62	6.38%, 03/01/2041	76
	Oneok Partners L.P.
10	6.65%, 10/01/2036	12

13

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 8.2% - (continued)
	Pipeline Transportation - 0.2% - (continued)
	Plains All American Pipeline L.P.
$20	6.65%, 01/15/2037	$25
	TransCanada Pipelines Ltd.
80	3.80%, 10/01/2020	90
50	7.13%, 01/15/2019	64
		388
	Primary Metal Manufacturing - 0.1%
	Alcoa, Inc.
50	6.15%, 08/15/2020	55
	ArcelorMittal
85	5.75%, 03/01/2021	81
		136
	Professional, Scientific and Technical Services - 0.0%
	IBM Corp.
55	5.60%, 11/30/2039	73

	Public Administration - 0.0%
	Waste Management, Inc.
25	4.75%, 06/30/2020	29

	Rail Transportation - 0.1%
	Burlington Northern Santa Fe Corp.
15	4.38%, 09/01/2042	16
80	4.70%, 10/01/2019	92
	Canadian National Railway Co.
40	2.85%, 12/15/2021	43
	Canadian Pacific Railway Co.
8	7.13%, 10/15/2031	10
	CSX Corp.
25	3.70%, 10/30/2020	27
20	4.25%, 06/01/2021	23
	Norfolk Southern Corp.
40	4.84%, 10/01/2041	46
	Union Pacific Corp.
14	6.63%, 02/01/2029	19
		276
	Real Estate, Rental and Leasing - 0.0%
	COX Communications, Inc.
60	5.45%, 12/15/2014	66
	ERP Operating L.P.
25	5.75%, 06/15/2017	30
		96
	Retail Trade - 0.3%
	Energy Transfer Partners
15	6.50%, 02/01/2042	17
64	9.00%, 04/15/2019	83
	Federated Retail Holdings, Inc.
65	5.90%, 12/01/2016	76
	Home Depot, Inc.
100	4.40%, 04/01/2021	118
	Kroger (The) Co.
40	3.90%, 10/01/2015	44
40	6.80%, 12/15/2018	49
	Lowe's Cos., Inc.
30	6.65%, 09/15/2037	41
	Target Corp.
140	3.88%, 07/15/2020	160
	Wal-Mart Stores, Inc.
115	3.25%, 10/25/2020	127
30	4.25%, 04/15/2021	35
43	5.63%, 04/15/2041	57
		807
	Soap, Cleaning Compound and Toilet Manufacturing - 0.0%
	Procter & Gamble Co.
75	4.70%, 02/15/2019	89
10	5.55%, 03/05/2037	14
		103
	Transportation Equipment Manufacturing - 0.0%
	General Dynamics Corp.
15	3.88%, 07/15/2021	17

	Utilities - 0.5%
	CenterPoint Energy Houston Electric LLC
15	3.55%, 08/01/2042	15
	Consolidated Edison Co. of NY
10	5.50%, 12/01/2039	13
40	6.65%, 04/01/2019	52
	Dominion Resources, Inc.
95	4.45%, 03/15/2021	109
	Duke Energy Corp.
45	5.30%, 02/15/2040	55
	Entergy Corp.
40	3.63%, 09/15/2015	42
	Exelon Generation Co. LLC
100	4.00%, 10/01/2020	106
15	6.25%, 10/01/2039	17
	FirstEnergy Solutions Co.
80	6.05%, 08/15/2021	90
	Florida Power & Light Co.
35	5.69%, 03/01/2040	47
	Georgia Power Co.
25	2.85%, 05/15/2022	26
35	4.75%, 09/01/2040	40
	Hydro-Quebec
50	1.38%, 06/19/2017	51
30	8.40%, 01/15/2022	43
	Kentucky Utilities Co.
20	5.13%, 11/01/2040	25
	MidAmerican Energy Holdings Co.
65	6.13%, 04/01/2036	83
	Nevada Power Co.
10	6.75%, 07/01/2037	14
	Northern States Power Co.
15	3.40%, 08/15/2042	14
	Ohio Power Co.
65	5.38%, 10/01/2021	80
	Pacific Gas & Electric Co.
55	6.05%, 03/01/2034	72
	Progress Energy, Inc.
100	4.40%, 01/15/2021	112
	PSEG Power LLC
25	5.13%, 04/15/2020	29
	Public Service Electric & Gas Co.
10	3.95%, 05/01/2042	10

14

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 8.2% - (continued)
	Utilities - 0.5% - (continued)
	San Diego Gas & Electric Co.
$12	4.50%, 08/15/2040	$14
	South Carolina Electric & Gas
10	6.05%, 01/15/2038	13
	Southern California Edison Co.
35	4.50%, 09/01/2040	40
	Xcel Energy, Inc.
65	4.70%, 05/15/2020	76
		1,288
	Total corporate bonds
	(cost $19,724)	$20,725

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
	Brazil - 0.1%
	Brazil (Republic of)
$125	5.88%, 01/15/2019	$156
58	7.13%, 01/20/2037	87
		$243
	Canada - 0.2%
	British Columbia (Province of)
60	2.10%, 05/18/2016	63
30	2.65%, 09/22/2021	32
	Canada (Government of)
35	0.88%, 02/14/2017	35
40	2.38%, 09/10/2014	42
	Manitoba (Province of)
75	2.63%, 07/15/2015	80
	Nova Scotia (Province of)
35	5.13%, 01/26/2017	41
	Ontario (Province of)
115	4.40%, 04/14/2020	136
	Quebec (Province of)
90	3.50%, 07/29/2020	101
		530
	Colombia - 0.1%
	Colombia (Republic of)
76	8.13%, 05/21/2024	113

	Italy - 0.0%
	Italy (Republic of)
25	5.38%, 06/15/2033	24

	Mexico - 0.1%
	United Mexican States
140	5.13%, 01/15/2020	168
70	6.05%, 01/11/2040	93
		261
	Panama - 0.0%
	Panama (Republic of)
30	6.70%, 01/26/2036	42

	Peru - 0.0%
	Peru (Republic of)
30	5.63%, 11/18/2050	39
30	7.13%, 03/30/2019	40
		79

	Poland - 0.0%
	Poland (Republic of)
40	5.00%, 03/23/2022	46

	Total foreign government obligations
	(cost $1,246)	$1,338

MUNICIPAL BONDS - 0.2%
	Airport Revenues - 0.0%
	Clark County, NV, Airport Rev,
$5	6.82%, 07/01/2045	$7
	New York & New Jersey PA,
15	4.93%, 10/01/2051	17
		24
	General Obligations - 0.1%
	California State GO,
70	7.60%, 11/01/2040	96
	California State GO, Taxable,
10	7.55%, 04/01/2039	14
	Connecticut State GO,
15	5.85%, 03/15/2032	19
	Illionis State, GO,
80	5.10%, 06/01/2033	77
	Massachusetts State GO,
15	5.46%, 12/01/2039	19
	Mississippi State GO,
25	5.25%, 11/01/2034	30
	New York, NY, GO,
15	5.85%, 06/01/2040	19
	Texas State GO,
10	5.52%, 04/01/2039	13
		287
	Higher Education (Univ., Dorms, etc.) - 0.0%
	New York, NY, Dormitory Auth Rev,
20	5.60%, 03/15/2040	25
	University of California, Build America Bonds Rev,
25	5.77%, 05/15/2043	31
	University of Texas,
25	4.79%, 08/15/2046	30
		86
	Miscellaneous - 0.0%
	New Jersey State Econ DA Lease Rev,
15	7.43%, 02/15/2029	19

	Transportation - 0.1%
	Bay Area, CA, Toll Auth Bridge Rev,
30	6.26%, 04/01/2049	42
	Metropolitan Transportation Auth, NY, Rev,
20	5.87%, 11/15/2039	24
15	6.65%, 11/15/2039	20
	New Jersey State Turnpike Auth,
15	7.10%, 01/01/2041	22
	New Jersey State Turnpike Auth, Taxable,
15	7.41%, 01/01/2040	22
		130

15

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 0.2% - (continued)
	Utilities - Electric - 0.0%
	Municipal Elec Auth Georgia,
$15	6.64%, 04/01/2057	$17

	Utilities - Water and Sewer - 0.0%
	New York City, NY, Municipal Water FA,
25	5.88%, 06/15/2044	34

	Total municipal bonds
	(cost $560)	$597

U.S. GOVERNMENT AGENCIES - 11.3%
	FHLMC - 3.7%
$320	2.50%, 01/07/2014	$329
360	2.88%, 02/09/2015	381
417	3.00%, 12/01/2025 - 09/01/2027	441
1,051	3.50%, 04/01/2026 - 04/01/2042	1,124
220	3.75%, 03/27/2019	257
1,458	4.00%, 06/01/2024 - 02/01/2042	1,567
1,533	4.50%, 03/01/2015 - 06/01/2041	1,663
1,369	5.00%, 05/01/2023 - 08/01/2041	1,493
360	5.13%, 10/18/2016	426
120	5.25%, 04/18/2016	140
927	5.50%, 01/01/2038 - 08/01/2038	1,011
341	6.00%, 06/01/2036 - 10/01/2037	376
10	6.25%, 07/15/2032	15
		9,223
	FNMA - 5.2%
290	1.63%, 10/26/2015	301
330	2.63%, 11/20/2014	346
630	2.75%, 03/13/2014	653
679	3.00%, 12/01/2025 - 09/01/2042	720
1,499	3.50%, 09/01/2025 - 08/01/2042	1,610
2,035	4.00%, 04/01/2025 - 02/01/2042	2,207
2,588	4.50%, 05/01/2025 - 05/01/2041	2,806
110	4.63%, 10/15/2013	115
1,826	5.00%, 02/01/2022 - 01/01/2040	1,996
1,170	5.50%, 05/01/2037 - 05/01/2040 ☼	1,285
70	5.63%, 07/15/2037	102
645	6.00%, 04/01/2036 - 07/01/2037	714
180	6.50%, 06/01/2039	205
53	6.63%, 11/15/2030	81
		13,141
	GNMA - 2.4%
198	3.00%, 04/15/2027 - 06/20/2042	212
1,034	3.50%, 09/15/2025 - 06/20/2042	1,133
991	4.00%, 08/15/2026 - 06/15/2042	1,097
1,597	4.50%, 09/15/2039 - 07/20/2041	1,771
956	5.00%, 09/15/2039 - 12/20/2041	1,062
559	5.50%, 05/20/2038 - 08/20/2041	622
207	6.00%, 02/15/2036 - 08/20/2041	235
		6,132
	Total U.S. government agencies
	(cost $27,941)	$28,496

U.S. GOVERNMENT SECURITIES - 12.7%
Other Direct Federal Obligations - 0.4%
	FFCB - 0.0%
$20	3.88%, 10/07/2013	$21
65	4.88%, 12/16/2015 - 01/17/2017	76
		97
	FHLB - 0.3%
100	4.50%, 09/16/2013	104
220	4.75%, 12/16/2016	258
210	5.00%, 11/17/2017	254
100	5.25%, 06/18/2014	109
		725
	Tennessee Valley Authority - 0.1%
95	6.75%, 11/01/2025	140

		962
U.S. Treasury Securities - 12.3%
	U.S. Treasury Bonds - 2.2%
1,609	3.13%, 11/15/2041	1,714
305	3.75%, 08/15/2041	365
728	4.25%, 11/15/2040	945
1,800	5.38%, 02/15/2031	2,603
		5,627
	U.S. Treasury Notes - 10.1%
400	0.50%, 07/31/2017	398
870	0.63%, 05/31/2017	872
485	0.88%, 11/30/2016	493
3,780	1.00%, 07/15/2013 - 08/31/2016 ‡	3,833
1,330	1.25%, 02/15/2014 - 08/31/2015	1,361
1,614	1.75%, 05/31/2016 - 05/15/2022	1,661
3,393	1.88%, 09/30/2017	3,601
345	2.13%, 08/15/2021	365
12,295	2.38%, 08/31/2014 Ø	12,794
215	3.13%, 05/15/2021	246
		25,624
		31,251
	Total U.S. government securities
	(cost $31,657)	$32,213

Contracts		Market Value ╪
PUT OPTIONS PURCHASED - 6.4%
Equity Contracts - 6.4%
	S&P 500 Option
97	Expiration: 06/06/2016, Exercise Price: $1,170.00	$16,162

	Total put options purchased
	(cost $22,592)	$16,162

	Total long-term investments
	(cost $145,563)	$145,529

16

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 44.9%
Repurchase Agreements - 25.2%
	RBS Greenwich Capital Markets TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $20,792, collateralized by U.S. Treasury Note 3.63%, 2019, value of $21,209)
$20,792	0.18%, 09/28/2012		$20,792
	Royal Bank of Canada TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $20,793, collateralized by U.S. Treasury Note 1.25%, 2020, value of $21,209)
20,793	0.20%, 09/28/2012		20,793
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $22,247, collateralized by U.S. Treasury Note 0.63%, 2017, value of $22,662)
22,247	0.19%, 09/28/2012		22,247
			63,832
U.S. Treasury Bills – 19.7%
50,000	0.11%, 12/06/2012 □○		$49,993

	Total short-term investments
	(cost $113,823)		$113,825

	Total investments
	(cost $259,386) ▲	102.4%	$259,354
	Other assets and liabilities	(2.4)%	(6,188)
	Total net assets	100.0%	$253,166

17

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2012, the cost of securities for federal income tax purposes was $260,975 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$7,037
Unrealized Depreciation	(8,658)
Net Unrealized Depreciation	$(1,621)

●	Non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2012.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At September 30, 2012, the aggregate value of these securities was $250, which represents 0.1% of total net assets.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $198 at September 30, 2012.

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at September 30, 2012 as listed in the table below:

Description	Number of Contracts*	Expiration Date	Notional Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Short position contracts:
S&P 500 (E-Mini) Future	2,185	12/21/2012	$156,552	$156,686	$(134)

* The number of contracts does not omit 000's.

Ø	At September 30, 2012, this security, or a portion of this security, collateralized the written put options in the table below:

Description	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
S&P 500 Option	Equity	$910.00	06/06/2016	97,255	$8,779	$13,218	$4,439

* The number of contracts does not omit 000's.  Number of contracts shown in U.S. dollars unless otherwise noted.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

18

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
S&P	Standard & Poors

Municipal Bond Abbreviations:
DA	Development Authority
FA	Finance Authority
GO	General Obligation
PA	Port Authority
Rev	Revenue

Other Abbreviations:
ETF	Exchange Traded Fund
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Investment Valuation Hierarchy Level Summary
September 30, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$1,763	$–	$1,763	$–
Common Stocks ‡	43,229	43,229	–	–
Corporate Bonds	20,725	–	20,725	–
Exchange Traded Funds	1,006	1,006	–	–
Foreign Government Obligations	1,338	–	1,338	–
Municipal Bonds	597	–	597	–
Put Options Purchased	16,162	–	16,162	–
U.S. Government Agencies	28,496	–	28,496	–
U.S. Government Securities	32,213	–	32,213	–
Short-Term Investments	113,825	–	113,825	–
Total	$259,354	$44,235	$215,119	$–
Written Options *	4,439	–	4,439	–
Total	$4,439	$–	$4,439	$–
Liabilities:
Futures *	134	134	–	–
Total	$134	$134	$–	$–

♦	For the nine-month period ended September 30, 2012, investments valued at $180 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

19

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of September 30, 2012
Assets:
U.S. Government Agencies	$54	$—	$—	$—	$—	$—	$—	$(54)	$—
Total	$54	$—	$—	$—	$—	$—	$—	$(54)	$—

* Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1) Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

2) Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

3) Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Distribution by Credit Quality
as of September 30, 2012
Credit Rating *	Percentage of Net Assets
Aaa / AAA	1.1%
Aa / AA	0.8
A	3.8
Baa / BBB	3.7
Ba / BB	0.2
Unrated	0.0
U.S. Government Agencies and Securities	43.7
Non Debt Securities and Other Short-Term Instruments	49.1
Other Assets & Liabilities	(2.4)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

20

Hartford Small Company HLS Fund
Schedule of Investments
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.2%
	Automobiles and Components - 1.3%
261	Allison Transmission Holdings, Inc.	$5,261
375	Tenneco Automotive, Inc. ●	10,490
47	Tesla Motors, Inc. ●	1,365
		17,116
	Banks - 2.4%
239	Boston Private Financial Holdings, Inc.	2,296
383	East West Bancorp, Inc.	8,088
117	EverBank Financial Corp. ●	1,604
78	First Merchants Corp.	1,166
154	Flushing Financial Corp.	2,433
72	Home Loan Servicing Solutions Ltd.	1,175
73	Hudson Valley Holding Corp.	1,242
130	Ocwen Financial Corp. ●	3,565
86	Privatebancorp, Inc.	1,377
161	Umpqua Holdings Corp.	2,073
513	Western Alliance Bancorp ●	5,228
28	Wintrust Financial Corp.	1,035
		31,282
	Capital Goods - 11.1%
44	A.O. Smith Corp.	2,542
47	AAON, Inc.	920
139	Acuity Brands, Inc.	8,817
26	AGCO Corp. ●	1,216
186	Altra Holdings, Inc.	3,388
58	Applied Industrial Technologies, Inc.	2,387
110	Astronics Corp. ●	3,398
76	AZZ, Inc.	2,902
60	Belden, Inc.	2,206
21	Carlisle Cos., Inc.	1,091
45	Chart Industries, Inc. ●	3,343
138	Colfax Corp. ●	5,068
29	Crane Co.	1,160
508	DigitalGlobe, Inc. ●	10,366
108	DXP Enterprises, Inc. ●	5,138
42	EMCOR Group, Inc.	1,208
35	Esterline Technologies Corp. ●	1,941
41	Franklin Electric Co., Inc.	2,460
20	Gardner Denver Machinery, Inc.	1,196
36	GeoEye, Inc. ●	938
119	GrafTech International Ltd. ●	1,067
69	H & E Equipment Services, Inc. ●	841
116	IDEX Corp.	4,836
65	John Bean Technologies Corp.	1,063
52	Lennox International, Inc.	2,530
18	Lindsay Corp.	1,275
49	Michael Baker Corp. ●	1,169
24	Middleby Corp. ●	2,802
188	Moog, Inc. Class A ●	7,117
61	Nordson Corp.	3,561
268	Owens Corning, Inc. ●	8,968
309	Polypore International, Inc. ●	10,937
79	Sauer-Danfoss, Inc.	3,182
58	Sun Hydraulics Corp.	1,537
33	TAL International Group, Inc.	1,128
179	Teledyne Technologies, Inc. ●	11,347
39	Textainer Group Holdings Ltd. ‡	1,204
56	Titan International, Inc.	989
146	Trex Co., Inc. ●	4,972
103	Trimas Corp. ●	2,476
161	United Rentals, Inc. ●	5,258
103	WESCO International, Inc. ●	5,886
		145,830
	Commercial and Professional Services - 1.4%
76	Deluxe Corp.	2,315
58	Exponent, Inc. ●	3,318
48	GP Strategies Corp. ●	926
320	On Assignment, Inc. ●	6,378
29	Portfolio Recovery Associate ●	3,071
192	Sykes Enterprises, Inc. ●	2,579
		18,587
	Consumer Durables and Apparel - 4.5%
56	Arctic Cat, Inc. ●	2,333
194	Brunswick Corp.	4,389
170	Fifth & Pacific Cos., Inc. ●	2,177
66	G-III Apparel Group Ltd. ●	2,360
332	Hanesbrands, Inc. ●	10,582
122	Leapfrog Enterprises, Inc. ●	1,098
54	Meritage Homes Corp. ●	2,051
324	Pulte Group, Inc. ●	5,023
3,938	Samsonite International S.A. ☼	7,533
59	Skechers USA, Inc. Class A ●	1,208
521	Standard-Pacific Corp. ●	3,521
262	Steven Madden Ltd. ●	11,458
129	True Religion Apparel, Inc.	2,760
52	Warnaco Group, Inc. ●	2,678
		59,171
	Consumer Services - 3.1%
168	Bloomin' Brands, Inc.	2,762
71	Brinker International, Inc.	2,495
133	Buffalo Wild Wings, Inc. ●	11,373
362	Burger King Worldwide, Inc. ●	5,044
371	Cheesecake Factory, Inc. ●	13,254
83	Ignite Restaurant Group, Inc. ●	1,155
66	Sotheby's Holdings	2,068
24	Steiner Leisure Ltd. ●	1,131
99	Whistler Blackcomb Holdings, Inc.	1,160
		40,442
	Diversified Financials - 1.0%
268	BGC Partners, Inc.	1,313
103	Compass Diversified Holdings	1,521
230	DFC Global Corp. ●	3,937
119	Fifth Street Finance Corp.	1,303
194	Gain Capital Holdings, Inc.	958
380	Netspend Holdings, Inc. ●	3,732
		12,764
	Energy - 6.4%
2,328	Alberta Oilsands, Inc. ●	213
197	Atwood Oceanics, Inc. ●	8,937
90	Berry Petroleum Co.	3,644
414	BPZ Resources, Inc. ●	1,185
96	C&J Energy Services, Inc. ●	1,914
79	CVR Energy, Inc. ●	2,889
68	Energy XXI (Bermuda) Ltd.	2,367
45	EPL Oil & Gas, Inc. ●	907
67	Gulfmark Offshore, Inc. ●	2,222
48	Hornbeck Offshore Services, Inc. ●	1,745
365	ION Geophysical Corp. ●	2,531
205	Karoon Gas Australia Ltd. ●	1,143
132	Midstates Petroleum Co., Inc. ●	1,141

1

Hartford Small Company HLS Fund
Schedule of Investments — (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.2% - (continued)
	Energy - 6.4% - (continued)
3,035	Oilsands Quest, Inc. ●	$42
520	Patterson-UTI Energy, Inc.	8,231
71	PDC Energy, Inc. ●	2,232
536	Rex Energy Corp. ●	7,161
249	Rosetta Resources, Inc. ●	11,924
291	SemGroup Corp. ●	10,717
83	Stone Energy Corp. ●	2,079
2,100	Sunshine Oilsands LTD ●	875
51	Swift Energy Co. ●	1,067
590	Trican Well Service Ltd.	7,680
182	Vaalco Energy, Inc. ●	1,558
		84,404
	Food and Staples Retailing - 0.9%
172	Casey's General Stores, Inc.	9,803
89	Natural Grocers by Vitamin Cottage, Inc. ●	1,976
		11,779
	Food, Beverage and Tobacco - 0.3%
14	Boston Beer Co., Inc. Class A ●	1,589
150	Darling International, Inc. ●	2,746
		4,335
	Health Care Equipment and Services - 9.5%
332	ABIOMED, Inc. ●	6,978
63	Air Methods Corp. ●	7,550
141	Align Technology, Inc. ●	5,213
34	AmSurg Corp. ●	951
8	Atrion Corp.	1,737
130	Catamaran Corp. ●	12,757
48	Corvel Corp. ●	2,158
61	Cyberonics, Inc. ●	3,184
170	Dexcom, Inc. ●	2,553
43	Ensign Group, Inc.	1,325
126	Globus Medical, Inc. ●	2,271
49	Greatbatch, Inc. ●	1,192
333	HealthSouth Corp. ●	8,017
151	Heartware International, Inc. ●	14,243
68	ICU Medical, Inc. ●	4,099
414	Insulet Corp. ●	8,927
69	LHC Group, Inc. ●	1,278
83	Masimo Corp. ●	2,011
17	MEDNAX, Inc. ●	1,281
348	Merge Healthcare, Inc. ●	1,333
81	Merit Medical Systems, Inc. ●	1,203
184	Owens & Minor, Inc.	5,509
260	Team Health Holdings ●	7,050
83	U.S. Physical Therapy, Inc.	2,291
314	Volcano Corp. ●	8,973
182	Wellcare Health Plans, Inc. ●	10,307
		124,391
	Household and Personal Products - 1.3%
327	Elizabeth Arden, Inc. ●	15,441
56	Nu Skin Enterprises, Inc. Class A	2,186
		17,627
	Insurance - 0.3%
73	Amerisafe, Inc. ●	1,975
62	Protective Life Corp.	1,620
		3,595
	Materials - 4.7%
31	Allied Nevada Gold Corp. ●	1,203
1,021	Aurcana Corp. ●	1,236
342	KapStone Paper & Packaging Corp. ●	7,651
47	Kraton Performance Polymers ●	1,231
497	Louisiana-Pacific Corp. ●	6,214
345	Methanex Corp. ADR	9,846
95	New Gold, Inc. ●	1,155
99	Olin Corp.	2,141
227	Packaging Corp. of America	8,235
134	PolyOne Corp.	2,227
961	Romarco Minerals, Inc. ●	1,046
361	Silgan Holdings, Inc.	15,698
38	TPC Group, Inc. ●	1,568
27	Universal Stainless & Alloy Products ●	1,018
72	Winpak Ltd.	1,155
		61,624
	Media - 0.6%
682	Pandora Media, Inc. ●	7,471

	Pharmaceuticals, Biotechnology and Life Sciences - 11.2%
81	3SBio, Inc. ADR ●	1,053
123	Algeta ASA ●	3,184
191	Alkermes plc ●	3,967
37	Almirall S.A. ●	288
603	Arena Pharmaceuticals, Inc. ●	5,014
171	Auxilium Pharmaceuticals, Inc. ●	4,193
499	Aveo Pharmaceuticals, Inc. ●	5,195
162	Bruker Corp. ●	2,125
267	Cadence Pharmaceuticals, Inc. ●	1,045
263	Cubist Pharmaceuticals, Inc. ●	12,543
1,076	Exelixis, Inc. ●	5,186
460	Immunogen, Inc. ●	6,713
389	Incyte Corp. ●	7,026
667	Ironwood Pharmaceuticals, Inc. ●	8,528
456	Medicines Co. ●	11,765
68	Momenta Pharmaceuticals, Inc. ●	991
155	Neurocrine Biosciences, Inc. ●	1,239
951	NPS Pharmaceuticals, Inc. ●	8,801
79	Onyx Pharmaceuticals, Inc. ●	6,647
527	Optimer Pharmaceuticals, Inc. ●	7,436
441	PAREXEL International Corp. ●	13,555
139	Progenics Pharmaceuticals, Inc. ●	399
628	Rigel Pharmaceuticals, Inc. ●	6,432
243	Salix Pharmaceuticals Ltd. ●	10,305
407	Seattle Genetics, Inc. ●	10,962
95	Tesaro, Inc. ●	1,349
182	Trius Therapeutics, Inc. ●	1,063
		147,004
	Real Estate - 4.4%
117	American Campus Communities, Inc.	5,144
149	Anworth Mortgage Asset Corp.	1,011
71	Capstead Mortgage Corp.	956
86	Colonial Properties Trust	1,807
296	Coresite Realty Corp.	7,975
87	Glimcher Realty Trust REIT	922
34	Hatteras Financial Corp.	967
120	Medical Properties Trust, Inc.	1,256
340	MFA Mortgage Investments, Inc.	2,891
393	Pebblebrook Hotel Trust	9,200
97	Potlatch Corp.	3,615
52	PS Business Parks, Inc.	3,492
150	Summit Hotel Properties, Inc.	1,282
619	Sunstone Hotel Investors, Inc. ●	6,811
377	Two Harbors Investment Corp.	4,435
74	Whitestone REIT	970

2

Hartford Small Company HLS Fund
Schedule of Investments — (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.2% - (continued)
	Real Estate - 4.4% - (continued)
104	Zillow, Inc. ●	$4,367
		57,101
	Retailing - 8.3%
5,016	Allstar Co. ⌂†	9,508
154	Ascena Retail Group, Inc. ●	3,312
41	Cato Corp.	1,213
155	Children's Place Retail Stores, Inc. ●	9,276
53	Core-Mark Holding Co., Inc.	2,541
748	Debenhams plc	1,239
190	DSW, Inc.	12,646
82	Express, Inc. ●	1,220
147	Francescas Holding Corp. ●	4,521
154	GNC Holdings, Inc.	6,005
40	Group 1 Automotive, Inc.	2,402
39	Guess?, Inc.	996
99	Hibbett Sports, Inc. ●	5,898
362	HomeAway, Inc. ●	8,496
152	HSN, Inc.	7,462
45	Lumber Liquidators Holdings, Inc. ●	2,266
85	Mattress Firm Holding Corp. ●	2,390
276	rue21, Inc. ●	8,605
282	Shutterfly, Inc. ●	8,780
65	Teavana Holdings, Inc. ●	845
56	The Finish Line, Inc.	1,262
218	Urban Outfitters, Inc. ●	8,195
		109,078
	Semiconductors and Semiconductor Equipment - 2.5%
34	Cymer, Inc. ●	1,742
637	GT Advanced Technologies, Inc. ●	3,472
1,393	Lattice Semiconductor Corp. ●	5,334
57	Microsemi Corp. ●	1,146
408	Mindspeed Technologies, Inc. ●	1,411
141	Nanometrics, Inc. ●	1,941
194	PMC-Sierra, Inc. ●	1,095
298	Skyworks Solutions, Inc. ●	7,021
292	Ultratech Stepper, Inc. ●	9,168
		32,330
	Software and Services - 14.9%
85	Ancestry.com, Inc. ●	2,564
344	Bazaarvoice, Inc. ●	5,206
283	Broadsoft, Inc. ●	11,590
984	Cadence Design Systems, Inc. ●	12,659
10	Commvault Systems, Inc. ●	593
120	Concur Technologies, Inc. ●	8,859
108	Constant Contact, Inc. ●	1,886
49	CoStar Group, Inc. ●	4,035
243	DealerTrack Holdings, Inc. ●	6,777
182	Earthlink, Inc.	1,298
81	Ebix, Inc.	1,923
23	Fortinet, Inc. ●	556
172	Higher One Holdings, Inc. ●	2,313
259	IAC/InterActiveCorp.	13,460
244	Imperva, Inc. ●	9,014
137	j2 Global, Inc.	4,485
123	JDA Software Group, Inc. ●	3,903
59	Jive Software, Inc. ●	929
96	Keynote Systems, Inc.	1,394
673	LivePerson, Inc. ●	12,195
19	MicroStrategy, Inc. ●	2,538
279	Mitek Systems, Inc. ●	901
45	Nuance Communications, Inc. ●	1,130
67	Opnet Technologies, Inc.	2,291
311	Parametric Technology Corp. ●	6,776
135	Pegasystems, Inc.	3,931
43	Proofpoint, Inc. ●	635
95	QLIK Technologies, Inc. ●	2,127
1,030	Sapient Corp.	10,977
33	Solarwinds, Inc. ●	1,831
283	Solera Holdings, Inc.	12,414
39	Sourcefire, Inc. ●	1,934
134	Splunk, Inc. ●	4,928
149	Syntel, Inc.	9,320
74	Tyler Corp. ●	3,276
55	VeriFone Systems, Inc. ●	1,527
503	Web.com Group, Inc. ●	9,022
194	Wright Express Corp. ●	13,528
119	XO Group, Inc. ●	992
		195,717
	Technology Hardware and Equipment - 3.8%
53	ADTRAN, Inc.	909
71	Arris Group, Inc. ●	909
120	Aruba Networks, Inc. ●	2,700
44	Audience, Inc. ●	275
217	Coherent, Inc. ●	9,935
179	Emulex Corp. ●	1,287
359	Extreme Networks, Inc. ●	1,199
480	Fabrinet ●	5,562
308	Finisar Corp. ●	4,397
30	Ixia ●	478
88	Jabil Circuit, Inc.	1,652
253	Mitel Networks Corp. ●	682
38	Netgear, Inc. ●	1,434
128	Oplink Communications, Inc. ●	2,122
43	Park Electrochemical Corp.	1,070
75	Plantronics, Inc.	2,644
227	Riverbed Technology, Inc. ●	5,275
112	TTM Technologies, Inc. ●	1,056
69	Ubiquiti Networks, Inc. ●	816
164	Universal Display Corp. ●	5,655
		50,057
	Telecommunication Services - 0.1%
95	Neutral Tandem, Inc. ●	888

	Transportation - 2.8%
189	Avis Budget Group, Inc. ●	2,914
223	Landstar System, Inc.	10,528
55	Marten Transport Ltd.	962
309	Old Dominion Freight Line, Inc. ●	9,330
620	Spirit Airlines, Inc. ●	10,597
119	Werner Enterprises, Inc.	2,545
		36,876
	Utilities - 0.4%
39	Portland General Electric Co.	1,052
80	UNS Energy Corp.	3,356
34	Westar Energy, Inc.	1,011
		5,419
	Total common stocks
	(cost $1,150,131)	$1,274,888

3

Hartford Small Company HLS Fund
Schedule of Investments — (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
PREFERRED STOCKS - 0.2%
	Consumer Durables and Apparel - 0.2%
18	Callaway Golf Co., 7.50% ۞		$1,799

	Total preferred stocks
	(cost $1,994)		$1,799

EXCHANGE TRADED FUNDS - 0.9%
	Other Investment Pools and Funds - 0.9%
125	iShares Russell 2000 Growth Index Fund		$11,954

	Total exchange traded funds
	(cost $12,063)		$11,954

	Total long-term investments (cost $1,164,188)		$1,288,641

SHORT-TERM INVESTMENTS - 2.3%
Repurchase Agreements - 2.3%
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
10/01/2012 in the amount of $9,606,
collateralized by FHLB 4.91%, 2015,
FHLMC 2.41% - 6.00%, 2027 - 2042,
FNMA 2.05% - 5.94%, 2022 - 2042, value
	of $9,798)
$9,605	0.17%, 09/28/2012		$9,605
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2012 in the
amount of $3,358, collateralized by
FHLMC 4.00% - 4.50%, 2024 - 2026,
FNMA 4.00% - 5.00%, 2035 - 2042,
	GNMA 5.00%, 2039, value of $3,425)
3,357	0.23%, 09/28/2012		3,357
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $2,583, collateralized by U.S. Treasury Note 0.25%, 2015, value of $2,634)
2,583	0.20%, 09/28/2012		2,583
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $3,109, collateralized by FNMA 2.50% - 3.00%, 2027 - 2042, value of $3,171)
3,109	0.25%, 09/28/2012		3,109
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $199, collateralized by FNMA 5.00%, 2038, value of $203)
199	0.25%, 09/28/2012		199
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $3,265, collateralized by U.S. Treasury Note 0.88%, 2017, value of $3,330)
3,264	0.20%, 09/28/2012		3,264
TD Securities TriParty Repurchase Agreement
(maturing on 10/01/2012 in the amount of
$6,953, collateralized by FHLB 1.75% -
3.13%, 2013 - 2021, FHLMC 0.30% -
6.00%, 2013 - 2042, FNMA 0.38% -
6.25%, 2013 - 2042, U.S. Treasury Bill
	0.10%, 2012, value of $7,092)
6,953	0.20%, 09/28/2012		6,953
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2012 in the amount of $56, collateralized by U.S. Treasury Note 1.50%, 2016, value of $57)
56	0.18%, 09/28/2012		56
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $1,302, collateralized by FHLB 0.84%, 2012, GNMA 2.50% -13.50%, 2012 - 2042, value of $1,328)
1,302	0.20%, 09/28/2012		1,302
			30,428
	Total short-term investments
	(cost $30,428)		$30,428

	Total investments
	(cost $1,194,616) ▲	100.6%	$1,319,069
	Other assets and liabilities	(0.6)%	(7,467)
	Total net assets	100.0%	$1,311,602

4

Hartford Small Company HLS Fund
Schedule of Investments — (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At September 30, 2012, the cost of securities for federal income tax purposes was $1,207,839 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$175,107
Unrealized Depreciation	(63,877)
Net Unrealized Appreciation	$111,230

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At September 30, 2012, the aggregate value of these securities was $9,508, which represents 0.7% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	5,016	Allstar Co.	$5,107

At September 30, 2012, the aggregate value of these securities was $9,508, which represents 0.7% of total net assets.

۞	Convertible security.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $61 at September 30, 2012.

Foreign Currency Contracts Outstanding at September 30, 2012

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
AUD	Sell	10/04/2012	SSG	$29	$29	$–
CAD	Buy	10/02/2012	BCLY	471	470	(1)
CAD	Buy	10/03/2012	JPM	160	160	–
CAD	Sell	10/03/2012	JPM	80	80	–
EUR	Sell	10/02/2012	WEST	118	118	–
GBP	Sell	10/03/2012	WEST	31	31	–
HKD	Buy	10/04/2012	BCLY	61	61	–
						$(1)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

5

Hartford Small Company HLS Fund
Schedule of Investments — (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
JPM	JP Morgan Chase & Co.
SSG	State Street Global Markets LLC
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar

Other Abbreviations:
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Investment Valuation Hierarchy Level Summary

September 30, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,274,888	$1,251,118	$14,262	$9,508
Exchange Traded Funds	11,954	11,954	–	–
Preferred Stocks	1,799	–	1,799	–
Short-Term Investments	30,428	–	30,428	–
Total	$1,319,069	$1,263,072	$46,489	$9,508
Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–
Liabilities:
Foreign Currency Contracts *	1	–	1	–
Total	$1	$–	$1	$–

♦	For the nine-month period ended September 30, 2012, investments valued at $6,961 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

6

Hartford Small Company HLS Fund
Schedule of Investments — (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of September 30, 2012
Assets:
Common Stocks	$5,630	$—	$4,313	†	$—	$—	$—	$—	$(435)	$9,508
Total	$5,630	$—	$4,313		$—	$—	$—	$—	$(435)	$9,508

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1) Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

2) Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

3) Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2012 was $4,313.

7

Hartford Stock HLS Fund
Schedule of Investments
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.1%
	Banks - 3.7%
590	PNC Financial Services Group, Inc.	$37,228
897	Wells Fargo & Co.	30,977
		68,205
	Capital Goods - 9.6%
424	Emerson Electric Co.	20,463
505	General Dynamics Corp.	33,368
469	Honeywell International, Inc.	28,031
391	Lockheed Martin Corp.	36,537
389	Northrop Grumman Corp.	25,826
398	United Technologies Corp.	31,150
		175,375
	Commercial and Professional Services - 0.1%
51	Waste Management, Inc.	1,633

	Consumer Durables and Apparel - 3.4%
875	Mattel, Inc.	31,049
331	NIKE, Inc. Class B	31,438
		62,487
	Consumer Services - 2.2%
439	McDonald's Corp.	40,248

	Diversified Financials - 0.9%
96	BlackRock, Inc.	17,142

	Energy - 12.2%
1,947	BG Group plc	39,387
281	Chevron Corp.	32,710
848	Enbridge, Inc.	33,090
593	Exxon Mobil Corp.	54,248
728	Occidental Petroleum Corp.	62,688
		222,123
	Food and Staples Retailing - 3.6%
721	CVS Caremark Corp.	34,902
408	Wal-Mart Stores, Inc.	30,129
		65,031
	Food, Beverage and Tobacco - 4.4%
599	Coca-Cola Co.	22,729
826	PepsiCo, Inc.	58,427
		81,156
	Health Care Equipment and Services - 5.9%
983	Cardinal Health, Inc.	38,295
1,069	Medtronic, Inc.	46,079
418	UnitedHealth Group, Inc.	23,160
		107,534
	Household and Personal Products - 4.3%
306	Colgate-Palmolive Co.	32,841
656	Procter & Gamble Co.	45,468
		78,309
	Insurance - 4.0%
449	ACE Ltd.	33,978
261	Chubb Corp.	19,902
575	Marsh & McLennan Cos., Inc.	19,511
		73,391
	Materials - 3.1%
468	Ecolab, Inc.	30,347
250	Praxair, Inc.	25,921
		56,268
	Media - 4.2%
516	Comcast Corp. Class A	18,455
604	Omnicom Group, Inc.	31,139
520	Walt Disney Co.	27,184
		76,778
	Pharmaceuticals, Biotechnology and Life Sciences - 11.0%
405	Amgen, Inc.	34,175
831	Johnson & Johnson	57,267
1,627	Pfizer, Inc.	40,426
227	Roche Holding AG	42,474
633	Teva Pharmaceutical Industries Ltd. ADR	26,233
		200,575
	Retailing - 6.8%
9,440	Allstar Co. ⌂†	17,892
10,986	Buck Holdings L.P. ⌂●†	18,981
1,146	Lowe's Co., Inc.	34,656
828	Target Corp.	52,554
		124,083
	Software and Services - 13.4%
430	Accenture plc	30,134
843	Automatic Data Processing, Inc.	49,432
206	IBM Corp.	42,805
1,532	Microsoft Corp.	45,615
1,243	Oracle Corp.	39,132
2,079	Western Union Co.	37,877
		244,995
	Transportation - 3.8%
487	C.H. Robinson Worldwide, Inc.	28,516
581	United Parcel Service, Inc. Class B	41,552
		70,068
	Utilities - 1.5%
505	Dominion Resources, Inc.	26,745

	Total common stocks
	(cost $1,648,471)	$1,792,146

	Total long-term investments
	(cost $1,648,471)	$1,792,146

SHORT-TERM INVESTMENTS - 0.0%
Repurchase Agreements - 0.0%
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
10/01/2012 in the amount of $185,
collateralized by FHLB 4.91%, 2015,
FHLMC 2.41% - 6.00%, 2027 - 2042,
FNMA 2.05% - 5.94%, 2022 - 2042, value
	of $189)
$185	0.17%, 09/28/2012	$185
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2012 in the
amount of $65, collateralized by FHLMC
4.00% - 4.50%, 2024 - 2026, FNMA
4.00% - 5.00%, 2035 - 2042, GNMA
	5.00%, 2039, value of $66)
65	0.23%, 09/28/2012	65

1

Hartford Stock HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 0.0% - (continued)
Repurchase Agreements - 0.0% - (continued)
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $50, collateralized by U.S. Treasury Note 0.25%, 2015, value of $51)
$50	0.20%, 09/28/2012		$50
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $60, collateralized by FNMA 2.50% - 3.00%, 2027 - 2042, value of $61)
60	0.25%, 09/28/2012		60
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $4, collateralized by FNMA 5.00%, 2038, value of $4)
4	0.25%, 09/28/2012		4
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $63, collateralized by U.S. Treasury Note 0.88%, 2017, value of $64)
63	0.20%, 09/28/2012		63
TD Securities TriParty Repurchase
Agreement (maturing on 10/01/2012 in the
amount of $134, collateralized by FHLB
1.75% - 3.13%, 2013 - 2021, FHLMC
0.30% - 6.00%, 2013 - 2042, FNMA
0.38% - 6.25%, 2013 - 2042, U.S. Treasury
	Bill 0.10%, 2012, value of $137)
134	0.20%, 09/28/2012		134
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2012 in the amount of $1, collateralized by U.S. Treasury Note 1.50%, 2016, value of $1)
1	0.18%, 09/28/2012		1
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $25, collateralized by FHLB 0.84%, 2012, GNMA 2.50% -13.50%, 2012 - 2042, value of $26)
25	0.20%, 09/28/2012		25
			587
	Total short-term investments
	(cost $587)		$587

	Total investments
	(cost $1,649,058) ▲	98.1%	$1,792,733
	Other assets and liabilities	1.9%	35,075
	Total net assets	100.0%	$1,827,808

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

2

Hartford Stock HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

▲	At September 30, 2012, the cost of securities for federal income tax purposes was $1,666,612 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$173,188
Unrealized Depreciation	(47,067)
Net Unrealized Appreciation	$126,121

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At September 30, 2012, the aggregate value of these securities was $36,873, which represents 2.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	9,440	Allstar Co.	$9,610
06/2007	10,986	Buck Holdings L.P.	4,026

At September 30, 2012, the aggregate value of these securities was $36,873, which represents 2.0% of total net assets.

Foreign Currency Contracts Outstanding at September 30, 2012

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
CHF	Sell	10/01/2012	DEUT	$781	$780	$1
GBP	Sell	10/01/2012	UBS	715	715	–
						$1

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
DEUT	Deutsche Bank Securities, Inc.
UBS	UBS AG

Currency Abbreviations:
CHF	Swiss Franc
GBP	British Pound

Other Abbreviations:
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

3

Hartford Stock HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
September 30, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,792,146	$1,673,412	$81,861	$36,873
Short-Term Investments	587	–	587	–
Total	$1,792,733	$1,673,412	$82,448	$36,873
Foreign Currency Contracts *	1	–	1	–
Total	$1	$–	$1	$–
Liabilities:
Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–

♦	For the nine-month period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2012
Assets:
Common Stocks	$34,362	$8,776	$4,969	*	$—	$—	$(11,234)	$—	$—	$36,873
Total	$34,362	$8,776	$4,969		$—	$—	$(11,234)	$—	$—	$36,873

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2012 was $4,969.

4

Hartford Total Return Bond HLS Fund
Schedule of Investments
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 11.6%
	Finance and Insurance - 11.6%
	Ally Automotive Receivables Trust
$1,556	3.00%, 10/15/2015 ■	$1,565
5,675	3.38%, 09/15/2017 ■	5,865
5,650	3.61%, 08/15/2016 ■	5,865
	Argent Securities, Inc.
20,903	0.37%, 06/25/2036 Δ	6,833
	Banc of America Commercial Mortgage, Inc.
7,680	5.34%, 11/10/2042 Δ	8,448
	Banc of America Funding Corp.
8,010	0.52%, 05/20/2047 Δ	5,959
10,804	5.77%, 05/25/2037	9,322
	Bank of America Automotive Trust
3,486	3.03%, 10/15/2016 ■	3,512
	BCAP LLC Trust
4,627	0.40%, 03/25/2037 Δ	3,281
	Bear Stearns Adjustable Rate Mortgage Trust
10,640	2.25%, 08/25/2035 Δ	10,393
13,446	2.40%, 10/25/2035 Δ	12,593
	Bear Stearns Commercial Mortgage Securities, Inc.
37,752	1.05%, 07/11/2042 Δ	3
3,600	5.54%, 10/12/2041	4,175
32,323	15.02%, 11/11/2041 ►	42
	Carnow Automotive Receivables Trust
1,712	2.09%, 01/15/2015 ■	1,713
	CFCRE Commercial Mortgage Trust
4,385	5.75%, 12/15/2047 ■Δ	3,914
	Chase Issuance Trust
6,920	5.12%, 10/15/2014	6,936
	Citigroup/Deutsche Bank Commercial Mortgage Trust
7,950	5.32%, 12/11/2049	9,052
12,597	5.39%, 07/15/2044 Δ	14,116
3,840	5.40%, 12/11/2049	2,074
	CNH Equipment Trust
3,075	2.97%, 05/15/2017	3,192
	Commercial Mortgage Loan Trust
7,740	6.20%, 12/10/2049 ‡Δ	9,159
	Commercial Mortgage Pass-Through Certificates
28,659	2.97%, 07/10/2046 ■►	2,433
	Consumer Portfolio Services, Inc.
620	5.01%, 06/17/2019 ■	623
	Countrywide Asset-Backed Certificates
15,720	0.45%, 07/25/2037 Δ	3,534
	Countrywide Home Loans, Inc.
2,916	2.98%, 04/20/2036 Δ	1,659
19,894	6.00%, 10/25/2037	19,249
	CPS Automotive Trust
4,215	1.82%, 06/15/2017 ■	4,217
	Credit Acceptance Automotive Loan Trust
1,860	2.21%, 10/15/2015 ■	1,849
5,115	3.12%, 03/16/2020 ■	5,161
	CS First Boston Mortgage Securities Corp.
5,712	5.50%, 06/25/2035	5,408
	CW Capital Cobalt Ltd.
12,236	5.22%, 08/15/2048	13,740
	DBUBS Mortgage Trust
26,959	3.56%, 01/01/2021 ■►	1,369
5,155	4.54%, 05/12/2021 ■	5,712
	Fieldstone Mortgage Investment Corp.
3,447	0.56%, 04/25/2047 Δ	1,712
	First Franklin Mortgage Loan Trust
14,867	0.46%, 04/25/2036 Δ	6,430
	First Horizon Alternative Mortgage Securities
15,638	2.56%, 04/25/2036 Δ	10,872
22,210	2.60%, 09/25/2035 Δ	18,543
	Ford Credit Automotive Owner Trust
4,600	2.54%, 02/15/2016	4,771
3,680	3.21%, 07/15/2017	3,835
1,730	5.53%, 05/15/2016 ■	1,829
	Ford Credit Floorplan Master Owner Trust
6,225	1.50%, 09/15/2015	6,287
	Fremont Home Loan Trust
1,957	0.37%, 10/25/2036 Δ	781
	GE Business Loan Trust
6,304	1.22%, 05/15/2034 ■Δ	2,489
	GE Capital Credit Card Master Note Trust
3,230	2.21%, 06/15/2016	3,270
	GMAC Mortgage Corp. Loan Trust
3,140	3.60%, 09/19/2035 Δ	2,954
	Goldman Sachs Mortgage Securities Trust
8,200	3.55%, 04/10/2034 ■	8,857
	GSAMP Trust
2,801	0.34%, 12/25/2036 Δ	1,173
2,821	0.47%, 12/25/2036 Δ	1,226
	GSR Mortgage Loan Trust
14,145	2.69%, 01/25/2036 Δ	10,421
	Harley-Davidson Motorcycle Trust
4,180	2.12%, 08/15/2017	4,233
	Hyundai Automotive Receivables Trust
6,710	2.27%, 02/15/2017	6,902
	Indymac Index Mortgage Loan Trust
3,201	0.34%, 07/25/2036 Δ	2,004
3,583	2.54%, 01/25/2036 Δ	3,112
2,071	2.61%, 08/25/2035 Δ	1,331
12,895	2.82%, 03/25/2036 Δ	8,506
	JP Morgan Chase Commercial Mortgage Securities Corp.
4,025	3.91%, 05/05/2030 ■Δ	4,395
6,876	5.47%, 01/12/2043 Δ	7,622
1,890	5.49%, 09/15/2021 ■Δ	1,702
5,880	5.78%, 06/12/2041 Δ	6,339
	JP Morgan Mortgage Trust
3,975	3.11%, 09/25/2035 Δ	3,749
	LB-UBS Commercial Mortgage Trust
13,905	5.43%, 02/15/2040	15,907
	Lehman Brothers Small Balance Commercial
1,740	5.52%, 09/25/2030 ■	1,539

1

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 11.6% - (continued)
	Finance and Insurance - 11.6% - (continued)
	Merrill Lynch Mortgage Investors Trust
$1,870	2.87%, 07/25/2035 Δ	$1,417
2,696	5.56%, 03/25/2036 Δ	1,819
	Merrill Lynch Mortgage Trust
5,135	5.20%, 09/12/2042	5,587
	Merrill Lynch/Countrywide Commercial Mortgage Trust
17,210	5.81%, 06/12/2050 ‡Δ	19,252
	Morgan Stanley ABS Capital I
1,534	0.28%, 12/25/2036 Δ	672
	Morgan Stanley Capital I
102,236	3.61%, 09/15/2047 ■►	3,539
17,025	5.69%, 04/15/2049 Δ	19,487
	National Credit Union Administration
4,254	1.84%, 10/07/2020 Δ	4,329
	Nationstar Home Equity Loan Trust
13,475	0.40%, 06/25/2037 Δ	7,265
	Option One Mortgage Loan Trust
2,455	0.47%, 03/25/2037 Δ	952
	Prestige Automotive Receivables Trust
3,855	2.49%, 04/16/2018 ■	3,919
	Residential Funding Mortgage Securities, Inc.
1,872	6.00%, 07/25/2037	1,746
	Saxon Asset Securities Trust
8,650	0.39%, 11/25/2036 Δ	5,193
	SBA Tower Trust
5,620	2.93%, 12/15/2017 ■	5,777
	Securitized Asset Backed Receivables LLC
1,905	0.31%, 07/25/2036 Δ	765
	SNAAC Automotive Receivables Trust
2,567	1.78%, 06/15/2016 ■	2,572
	Soundview Home Equity Loan Trust, Inc.
3,900	0.40%, 07/25/2037 Δ	1,554
7,820	0.47%, 06/25/2036 Δ	4,276
15,460	0.50%, 05/25/2036 Δ	8,242
	Structured Adjustable Rate Mortgage Loan Trust
1,917	0.52%, 09/25/2034 Δ	1,523
17,940	2.63%, 02/25/2036 Δ	12,582
	UBS-Barclays Commercial Mortgage Trust
6,360	3.53%, 05/10/2063	6,878
8,516	4.96%, 08/10/2049 ■	6,721
	Wells Fargo Alternative Loan Trust
8,070	6.25%, 11/25/2037	7,601
	Wells Fargo Commercial Mortgage Trust
1,660	4.78%, 10/15/2045 ■	1,430
	Wells Fargo Mortgage Backed Securities Trust
2,652	2.62%, 07/25/2036 Δ	2,269
3,019	5.17%, 10/25/2035 Δ	3,011
	WF-RBS Commercial Mortgage Trust
2,125	5.00%, 06/15/2044 ■☼	1,565
		487,700

	Total asset & commercial mortgage backed securities
	(cost $459,936)	$487,700

CORPORATE BONDS - 31.9%
	Accommodation and Food Services - 0.2%
	Choice Hotels International, Inc.
$151	5.70%, 08/28/2020	$163
1,140	5.75%, 07/01/2022	1,243
	Wynn Las Vegas LLC
1,185	5.38%, 03/15/2022 ■	1,202
6,985	7.75%, 08/15/2020	7,771
		10,379
	Administrative Waste Management and Remediation - 0.1%
	Clean Harbors, Inc.
1,385	5.25%, 08/01/2020 ■	1,426
	Iron Mountain, Inc.
1,215	7.75%, 10/01/2019	1,367
		2,793
	Air Transportation - 0.2%
	Continental Airlines, Inc.
7,325	4.00%, 10/29/2024 ☼	7,471
	US Airways Group, Inc.
978	6.25%, 04/22/2023	1,039
		8,510
	Apparel Manufacturing - 0.1%
	Hanesbrands, Inc.
1,530	6.38%, 12/15/2020	1,660
	Phillips Van-Heusen Corp.
1,950	7.38%, 05/15/2020	2,203
		3,863
	Arts, Entertainment and Recreation - 2.5%
	CBS Corp.
3,749	3.38%, 03/01/2022	3,917
3,810	4.85%, 07/01/2042	4,034
	CCO Holdings LLC
1,860	5.25%, 09/30/2022	1,869
1,315	7.38%, 06/01/2020	1,468
	DirecTV Holdings LLC
7,080	3.80%, 03/15/2022	7,286
4,200	5.00%, 03/01/2021	4,705
	Fidelity National Information Services, Inc.
3,230	5.00%, 03/15/2022	3,335
	Liberty Media Corp.
4,047	8.25%, 02/01/2030	4,269
	NAI Entertainment Holdings LLC
732	8.25%, 12/15/2017 ■	816
	National CineMedia LLC
160	6.00%, 04/15/2022 ■	169

2

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 31.9% - (continued)
	Arts, Entertainment and Recreation - 2.5% - (continued)
	NBC Universal Media LLC
$7,725	2.88%, 01/15/2023 ☼	$7,711
4,665	5.15%, 04/30/2020 ‡	5,529
3,390	5.95%, 04/01/2041 ‡	4,152
	NCR Corp.
350	5.00%, 07/15/2022 ■	353
	News America, Inc.
7,500	6.15%, 03/01/2037 - 02/15/2041 ‡	9,081
	Starz Financial Corp.
665	5.00%, 09/15/2019 ■	680
	Time Warner Cable, Inc.
7,250	4.50%, 09/15/2042 ‡	7,230
3,500	5.88%, 11/15/2040 ‡	4,116
	Time Warner Entertainment Co., L.P.
8,175	8.38%, 07/15/2033 ‡	11,885
	Time Warner, Inc.
2,540	3.40%, 06/15/2022	2,683
3,800	6.10%, 07/15/2040	4,712
2,692	6.25%, 03/29/2041	3,410
	Unitymedia Hessen GmbH & Co.
696	8.13%, 12/01/2017 ■	748
	Viacom, Inc.
7,000	5.63%, 09/15/2019	8,419
	Virgin Media Finance plc
2,370	5.25%, 02/15/2022	2,489
1,080	9.50%, 08/15/2016	1,196
		106,262
	Beverage and Tobacco Product Manufacturing - 1.3%
	Altria Group, Inc.
10,650	2.85%, 08/09/2022 ╦	10,625
4,440	10.20%, 02/06/2039	7,608
	Anheuser-Busch InBev Worldwide, Inc.
4,175	1.38%, 07/15/2017	4,226
8,890	7.75%, 01/15/2019 ‡	12,027
	Constellation Brands, Inc.
3,955	6.00%, 05/01/2022 ‡	4,499
5,535	7.25%, 05/15/2017 ‡	6,462
	Molson Coors Brewing Co.
1,920	3.50%, 05/01/2022	2,035
	Pernod-Ricard S.A
8,665	2.95%, 01/15/2017 ■‡	9,040
		56,522
	Chemical Manufacturing - 0.7%
	Ashland, Inc.
615	4.75%, 08/15/2022 ■	629
	Dow Chemical Co.
4,000	4.25%, 11/15/2020	4,401
13,145	8.55%, 05/15/2019	17,627
	LyondellBasell Industries N.V.
5,495	6.00%, 11/15/2021	6,264
	Nufarm Australia Ltd.
2,111	6.38%, 10/15/2019 ■☼	2,111
		31,032
	Computer and Electronic Product Manufacturing - 0.3%
	Esterline Technologies Corp.
1,600	7.00%, 08/01/2020	1,776
	Jabil Circuit, Inc.
1,345	4.70%, 09/15/2022	1,338
	Nextel Communications, Inc.
551	7.38%, 08/01/2015	553
	Seagate HDD Cayman
6,495	6.88%, 05/01/2020 ‡	6,925
2,460	7.75%, 12/15/2018	2,719
		13,311
	Construction - 0.2%
	Centex Corp.
3,140	6.50%, 05/01/2016	3,517
	D.R. Horton, Inc.
1,245	6.50%, 04/15/2016	1,385
	Pulte Homes, Inc.
800	7.88%, 06/15/2032	832
	Ryland Group, Inc.
785	5.38%, 10/01/2022	787
		6,521
	Fabricated Metal Product Manufacturing - 0.2%
	Anixter International, Inc.
805	5.63%, 05/01/2019	841
	Ball Corp.
4,200	5.00%, 03/15/2022 ‡	4,400
2,330	6.75%, 09/15/2020	2,563
	Crown Americas, Inc.
697	6.25%, 02/01/2021	777
	Masco Corp.
575	5.95%, 03/15/2022	630
		9,211
	Finance and Insurance - 12.8%
	Ally Financial, Inc.
2,085	5.50%, 02/15/2017 ‡	2,180
1,255	7.50%, 09/15/2020 ‡	1,440
	American Express Centurion Bank
5,337	5.95%, 06/12/2017 ╦	6,347
	American International Group, Inc.
4,595	2.38%, 08/24/2015 ╦	4,644
5,565	3.80%, 03/22/2017 ╦	5,986
	BAE Systems Holdings, Inc.
4,154	5.20%, 08/15/2015 ■‡	4,533
	Bank of America Corp.
6,500	5.63%, 07/01/2020 ‡	7,412
8,165	5.75%, 12/01/2017 ‡	9,394
4,000	5.88%, 01/05/2021 ‡	4,615
11,395	6.50%, 08/01/2016 ‡	13,179
3,700	7.63%, 06/01/2019 ‡	4,620
	Barclays Bank plc
10,500	6.05%, 12/04/2017 ■‡	11,299
	BP Capital Markets plc
405	1.85%, 05/05/2017 ‡	414
	Capital One Financial Corp.
3,000	3.15%, 07/15/2016	3,186
2,000	4.75%, 07/15/2021	2,270
4,000	6.15%, 09/01/2016 ‡	4,566
	CIT Group, Inc.
45	5.00%, 05/15/2017	48
75	5.38%, 05/15/2020	81
2,593	5.50%, 02/15/2019 ■	2,807
1,175	6.63%, 04/01/2018 ■	1,334

3

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 31.9% - (continued)
	Finance and Insurance - 12.8% - (continued)
	Citigroup, Inc.
$2,000	2.25%, 08/07/2015	$2,030
5,700	4.45%, 01/10/2017 ‡	6,261
7,800	4.59%, 12/15/2015 ‡	8,463
781	5.38%, 08/09/2020	903
4,102	6.13%, 08/25/2036	4,454
8,900	6.63%, 06/15/2032 ‡	10,192
595	6.88%, 03/05/2038	782
4,839	8.50%, 05/22/2019 ‡	6,400
	Credit Acceptance Corp.
1,611	9.13%, 02/01/2017	1,776
	Discover Financial Services, Inc.
5,970	5.20%, 04/27/2022 ■	6,541
	DuPont Fabros Technology L.P.
1,900	8.50%, 12/15/2017	2,095
	Fibria Overseas Finance Ltd.
3,875	7.50%, 05/04/2020 ■	4,224
	Ford Motor Credit Co. LLC
12,925	2.75%, 05/15/2015	13,182
2,975	6.63%, 08/15/2017	3,451
850	12.00%, 05/15/2015	1,054
	Fresenius U.S. Finance II
596	9.00%, 07/15/2015 ■	687
	General Electric Capital Corp.
9,320	3.15%, 09/07/2022	9,362
10,029	4.38%, 09/16/2020 ‡	11,060
4,500	5.30%, 02/11/2021	5,164
8,490	5.63%, 05/01/2018	10,012
3,900	6.25%, 12/15/2022 ♠	4,117
	Goldman Sachs Group, Inc.
10,955	5.75%, 01/24/2022	12,619
6,637	6.00%, 06/15/2020	7,653
4,400	6.45%, 05/01/2036	4,610
6,700	6.75%, 10/01/2037	7,177
	HCP, Inc.
5,284	3.75%, 02/01/2016	5,608
	Health Care, Inc. REIT
4,802	3.63%, 03/15/2016	5,069
	Host Hotels & Resorts L.P. REIT
5,900	6.00%, 11/01/2020	6,519
	HSBC Bank USA
4,011	2.38%, 02/13/2015	4,129
	HSBC Holdings plc
5,900	4.00%, 03/30/2022	6,330
5,500	6.80%, 06/01/2038	6,715
	Ineos Finance plc
649	8.38%, 02/15/2019 ■	683
1,780	9.00%, 05/15/2015 ■	1,882
	ING US, Inc.
3,415	5.50%, 07/15/2022 ■	3,562
	JP Morgan Chase & Co.
19,095	3.15%, 07/05/2016 ‡	20,196
12,145	4.35%, 08/15/2021 ‡	13,386
4,000	4.50%, 01/24/2022	4,437
6,375	6.00%, 01/15/2018	7,601
	Ladder Capital Finance Holdings LLC
3,146	7.38%, 10/01/2017 ■	3,209
	Massachusetts Mutual Life Insurance Co.
2,993	8.88%, 06/01/2039 ■	4,416
	Merrill Lynch & Co., Inc.
3,006	5.70%, 05/02/2017	3,289
12,775	6.05%, 05/16/2016 ‡	13,958
	Morgan Stanley
8,505	3.80%, 04/29/2016 ‡	8,788
2,850	5.63%, 09/23/2019	3,114
18,500	6.25%, 08/28/2017 ‡	20,987
5,000	6.38%, 07/24/2042	5,507
	Nationwide Financial Services, Inc.
4,280	5.38%, 03/25/2021 ■‡	4,530
	Nationwide Mutual Insurance Co.
5,925	9.38%, 08/15/2039 ■‡	8,107
	Nordea Bank AB
9,345	2.25%, 03/20/2015 ■‡	9,513
	PNC Bank NA
2,235	6.00%, 12/07/2017	2,671
2,924	6.88%, 04/01/2018	3,633
	Provident Funding Associates L.P.
1,901	10.25%, 04/15/2017 ■	2,044
	Royal (The) Bank of Scotland plc
5,000	3.95%, 09/21/2015 ‡	5,309
	Royal Bank of Scotland Group plc
5,875	2.55%, 09/18/2015	5,946
	Santander Holdings USA
2,116	4.63%, 04/19/2016	2,217
	Santander U.S. Debt S.A.
10,100	3.72%, 01/20/2015 ■‡	10,024
	SLM Corp.
8,745	7.25%, 01/25/2022	9,794
3,755	8.45%, 06/15/2018	4,398
	State Street Corp.
7,610	4.96%, 03/15/2018	8,411
	Teachers Insurance & Annuity Association
6,248	6.85%, 12/16/2039 ■	8,580
	U.S. Bancorp
6,700	2.95%, 07/15/2022	6,764
	UBS AG Stamford CT
4,535	2.25%, 01/28/2014	4,607
6,890	7.63%, 08/17/2022	7,204
	Ventas Realty L.P.
6,400	3.25%, 08/15/2022	6,297
	Wellpoint, Inc.
9,120	1.88%, 01/15/2018	9,190
	Wells Fargo & Co.
4,025	2.10%, 05/08/2017	4,164
9,000	4.60%, 04/01/2021	10,396
	Wells Fargo Bank NA
8,015	0.65%, 05/16/2016 Δ	7,793
	Xstrata Finance Canada Corp.
6,375	3.60%, 01/15/2017 ■	6,668
3,825	4.95%, 11/15/2021 ■	4,098
		536,367
	Food Manufacturing - 0.2%
	Kraft Foods Group, Inc.
6,595	3.50%, 06/06/2022 ■	6,968

4

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 31.9% - (continued)
	Health Care and Social Assistance - 1.7%
	Amgen, Inc.
$6,500	2.13%, 05/15/2017 ‡	$6,712
	Community Health Systems, Inc.
1,415	5.13%, 08/15/2018	1,468
	CVS Caremark Corp.
8,138	8.35%, 07/10/2031 ■‡	11,011
	Express Scripts Holding Co.
7,610	2.10%, 02/12/2015 ■‡	7,807
	Fresenius Medical Care US Finance II, Inc.
300	5.63%, 07/31/2019 ■	319
	Gilead Sciences, Inc.
9,439	4.40%, 12/01/2021	10,729
	HCA, Inc.
2,135	7.25%, 09/15/2020	2,391
3,177	7.50%, 11/15/2095	2,701
1,140	8.50%, 04/15/2019	1,285
	Memorial Sloan-Kettering Cancer Center
4,710	5.00%, 07/01/2042	5,479
	Partners Healthcare Systems
2,815	3.44%, 07/01/2021	2,961
	Tenet Healthcare Corp.
5,969	6.25%, 11/01/2018	6,581
2,955	8.88%, 07/01/2019	3,339
	Valeant Pharmaceuticals International, Inc.
920	6.75%, 08/15/2021 ■	954
1,280	7.25%, 07/15/2022 ■	1,349
	Watson Pharmaceuticals, Inc.
5,045	3.25%, 10/01/2022	5,110
		70,196
	Information - 2.8%
	AT&T, Inc.
1,200	5.35%, 09/01/2040	1,444
	Audatex North America, Inc.
2,001	6.75%, 06/15/2018 ■	2,136
	CCO Holdings LLC
10,860	6.63%, 01/31/2022 ‡	11,865
	Cricket Communications, Inc.
6,050	7.75%, 05/15/2016	6,383
	CSC Holdings LLC
768	6.75%, 11/15/2021 ■	847
	CSC Holdings, Inc.
2,550	7.63%, 07/15/2018	2,939
	Deutsche Telekom International Finance B.V.
10,065	3.13%, 04/11/2016 ■	10,585
	DISH DBS Corp.
7,130	5.88%, 07/15/2022 ■	7,308
6,130	7.88%, 09/01/2019	7,126
	Hughes Satelite Systems
2,050	6.50%, 06/15/2019	2,194
	Intelsat Jackson Holdings S.A.
2,665	8.50%, 11/01/2019	3,011
	Lender Processing Services, Inc.
1,320	5.75%, 04/15/2023 ☼	1,320
	Paetec Holding Corp.
698	9.88%, 12/01/2018	799
	Qwest Corp.
4,835	7.20%, 11/10/2026	4,889
1,906	7.25%, 10/15/2035	1,954
	Rogers Communications, Inc.
1,745	8.75%, 05/01/2032	2,698
	SBA Telecommunications, Inc.
310	5.75%, 07/15/2020 ■	325
1,940	8.25%, 08/15/2019	2,168
	Sprint Nextel Corp.
3,745	7.00%, 03/01/2020 ■	4,195
1,306	9.00%, 11/15/2018 ■	1,567
	TCI Communications, Inc.
4,025	8.75%, 08/01/2015	4,866
	Telecom Italia Capital
2,850	7.18%, 06/18/2019	3,142
	Telefonica Emisiones SAU
3,520	3.99%, 02/16/2016 ‡	3,502
	TW Telecom Holdings, Inc.
855	5.38%, 10/01/2022 ■	872
	UnityMedia GmbH
1,269	7.50%, 03/15/2019 ■	1,393
	UPCB Finance III Ltd.
1,084	6.63%, 07/01/2020 ■	1,136
	UPCB Finance VI Ltd.
3,070	6.88%, 01/15/2022 ■	3,254
	Verizon Communications, Inc.
3,400	6.40%, 02/15/2038	4,583
	Videotron Ltee
915	9.13%, 04/15/2018	986
	Vivendi S.A.
8,080	2.40%, 04/10/2015 ■	8,187
	Windstream Corp.
1,625	7.50%, 04/01/2023	1,698
1,475	7.75%, 10/15/2020	1,582
4,356	7.88%, 11/01/2017	4,868
		115,822
	Machinery Manufacturing - 0.3%
	Case New Holland, Inc.
9,901	7.88%, 12/01/2017	11,609

	Mining - 0.8%
	Consol Energy, Inc.
925	8.00%, 04/01/2017	967
	FMG Resources Pty Ltd.
10,890	6.00%, 04/01/2017 ■	10,128
1,299	7.00%, 11/01/2015 ■	1,293
691	8.25%, 11/01/2019 ■	670
	Peabody Energy Corp.
1,370	6.00%, 11/15/2018 ■	1,370
4,355	6.50%, 09/15/2020	4,453
5,250	7.38%, 11/01/2016	5,945
	Rio Tinto Finance USA Ltd.
2,965	9.00%, 05/01/2019 ‡	4,054
	Teck Resources Ltd.
3,758	10.75%, 05/15/2019	4,529
		33,409

5

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 31.9% - (continued)
	Miscellaneous Manufacturing - 0.6%
	BE Aerospace, Inc.
$4,056	5.25%, 04/01/2022	$4,218
3,059	6.88%, 10/01/2020	3,396
	Bombardier, Inc.
4,540	7.75%, 03/15/2020 ■	5,209
	Owens-Brockway Glass Container, Inc.
2,690	7.38%, 05/15/2016	3,087
	Reynolds Group Issuer, Inc.
905	6.87%, 02/15/2021 Δ	955
6,200	7.88%, 08/15/2019	6,696
		23,561
	Motor Vehicle and Parts Manufacturing - 0.1%
	Ford Motor Co.
1,380	7.50%, 08/01/2026	1,590
	TRW Automotive, Inc.
3,800	7.25%, 03/15/2017 ■	4,342
		5,932
	Nonmetallic Mineral Product Manufacturing - 0.2%
	Ardagh Packaging Finance
1,985	7.38%, 10/15/2017 ■	2,129
	Silgan Holdings, Inc.
5,315	5.00%, 04/01/2020	5,561
		7,690
	Paper Manufacturing - 0.1%
	P.H. Glatfelter Co.
745	5.38%, 10/15/2020 ■☼	753
	Rock-Tenn Co.
360	3.50%, 03/01/2020 ■	367
2,690	4.00%, 03/01/2023 ■	2,733
		3,853
	Petroleum and Coal Products Manufacturing - 2.3%
	Anadarko Petroleum Corp.
3,565	6.38%, 09/15/2017 ‡	4,298
	Chesapeake Energy Corp.
2,178	6.88%, 08/15/2018	2,265
	Continental Resources, Inc.
2,100	5.00%, 09/15/2022	2,189
675	5.00%, 09/15/2022 ■	706
	Everest Acquisition LLC
3,023	9.38%, 05/01/2020 ■	3,295
	Ferrellgas Partners L.P.
2,770	6.50%, 05/01/2021	2,680
	Gazprom Neft OAO via GPN Capital S.A.
2,786	4.38%, 09/19/2022 ■	2,772
	Harvest Operations Corp.
1,695	6.88%, 10/01/2017	1,856
	Hornbeck Offshore Services, Inc.
3,595	5.88%, 04/01/2020	3,658
	MEG Energy Corp.
1,105	6.38%, 01/30/2023 ■	1,180
	Newfield Exploration Co.
5,880	5.75%, 01/30/2022 ‡	6,571
	Pemex Project Funding Master Trust
6,205	6.63%, 06/15/2035 ‡	7,787
	Petrobras International Finance Co.
260	3.88%, 01/27/2016	275
1,905	5.38%, 01/27/2021	2,147
10,275	5.75%, 01/20/2020 ‡	11,711
3,975	6.75%, 01/27/2041	4,934
	Pioneer Natural Resources Co.
660	6.65%, 03/15/2017	783
	Range Resources Corp.
1,950	6.75%, 08/01/2020	2,145
	Seadrill Ltd.
2,440	5.63%, 09/15/2017 ■	2,458
	Sempra Energy
2,418	6.50%, 06/01/2016 ‡	2,879
	Transocean, Inc.
11,630	1.50%, 12/15/2037 ۞‡	11,529
4,375	6.38%, 12/15/2021	5,236
	Valero Energy Corp.
4,791	9.38%, 03/15/2019	6,507
	Williams Partners L.P.
6,670	3.35%, 08/15/2022	6,818
		96,679
	Pipeline Transportation - 0.6%
	El Paso Corp.
2,075	7.00%, 06/15/2017	2,381
1,602	7.80%, 08/01/2031	1,861
	Energy Transfer Equity L.P.
6,377	7.50%, 10/15/2020	7,238
	Kinder Morgan Energy Partners L.P.
4,335	6.85%, 02/15/2020	5,445
	Kinder Morgan Finance Co.
3,980	6.00%, 01/15/2018 ■	4,314
	MarkWest Energy Partners L.P.
685	5.50%, 02/15/2023	717
2,000	6.25%, 06/15/2022	2,150
		24,106
	Plastics and Rubber Products Manufacturing - 0.1%
	Continental Rubber of America Corp.
2,995	4.50%, 09/15/2019 ■	3,059

	Primary Metal Manufacturing - 0.2%
	ArcelorMittal
3,725	9.25%, 02/15/2015 ‡	4,098
3,925	10.10%, 06/01/2019 ‡	4,521
		8,619
	Professional, Scientific and Technical Services - 0.0%
	Lamar Media Corp.
2,080	5.88%, 02/01/2022	2,215

	Real Estate and Rental and Leasing - 0.7%
	Air Lease Corp.
2,575	4.50%, 01/15/2016 ■	2,575
	Ashtead Capital, Inc.
295	6.50%, 07/15/2022 ■	310
	ERAC USA Finance Co.
6,130	6.38%, 10/15/2017 ■	7,323

6

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 31.9% - (continued)
	Real Estate and Rental and Leasing - 0.7% - (continued)
	International Lease Finance Corp.
$13,570	5.88%, 04/01/2019	$14,388
3,060	6.25%, 05/15/2019	3,290
1,000	8.25%, 12/15/2020	1,190
1,597	8.88%, 09/01/2017	1,884
	United Rental Financing Escrow Corp.
139	5.75%, 07/15/2018 ■	147
		31,107
	Retail Trade - 0.9%
	AmeriGas Partners L.P.
1,554	6.25%, 08/20/2019 ‡	1,616
	AutoNation, Inc.
2,685	5.50%, 02/01/2020 ‡	2,866
	AutoZone, Inc.
11,985	3.70%, 04/15/2022 ‡	12,634
	Building Materials Corp.
1,186	7.50%, 03/15/2020 ■	1,299
	Energy Transfer Partners
6,110	6.50%, 02/01/2042	7,051
	Ltd. Brands, Inc.
4,170	5.63%, 02/15/2022	4,493
	QVC, Inc.
3,760	7.50%, 10/01/2019 ■	4,160
	Sally Holdings LLC
1,515	5.75%, 06/01/2022	1,613
	Sotheby's
2,390	5.25%, 10/01/2022 ■	2,414
		38,146
	Transportation Equipment Manufacturing - 0.1%
	Huntington Ingalls Industries, Inc.
3,925	6.88%, 03/15/2018	4,254

	Utilities - 1.3%
	AES (The) Corp.
890	9.75%, 04/15/2016	1,064
	AES El Salvador Trust
2,300	6.75%, 02/01/2016	2,311
	Calpine Corp.
5,400	7.50%, 02/15/2021 ■	5,832
695	7.50%, 02/15/2021 §	751
2,314	7.88%, 01/15/2023 ■	2,557
	Carolina Power & Light Co.
2,365	4.10%, 05/15/2042	2,462
	CenterPoint Energy, Inc.
7,475	6.85%, 06/01/2015 ‡	8,408
	Dolphin Subsidiary II, Inc.
8,795	7.25%, 10/15/2021 ■	10,026
	MidAmerican Energy Holdings Co.
8,665	8.48%, 09/15/2028 ‡	12,730
	Pacific Gas & Electric Co.
6,208	8.25%, 10/15/2018 ‡	8,525
		54,666
	Wholesale Trade - 0.3%
	International Paper Co.
1,920	4.75%, 02/15/2022	2,180
	SABMiller Holdings, Inc.
8,140	2.45%, 01/15/2017 ■‡	8,514
2,344	4.95%, 01/15/2042 ■	2,728
		13,422
	Total corporate bonds
	(cost $1,246,470)	$1,340,084

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
	Mexico - 0.2%
	United Mexican States
$7,260	4.75%, 03/08/2044	$8,077

	Russia - 0.3%
	Russian Federation Government
10,200	3.25%, 04/04/2017 ■	10,733

	Total foreign government obligations
	(cost $17,320)	$18,810

MUNICIPAL BONDS - 1.3%
	General Obligations - 0.7%
	California State GO
$3,180	7.50%, 04/01/2034	$4,191
1,195	7.60%, 11/01/2040	1,639
	California State GO, Taxable
10,720	7.55%, 04/01/2039 ‡	14,542
	Oregon State GO
7,325	4.76%, 06/30/2028	8,672
		29,044
	Higher Education (Univ., Dorms, etc.) - 0.1%
	Curators University, System Facs Rev Build America Bonds
2,270	5.79%, 11/01/2041	3,068

	Tax Allocation - 0.0%
	Industry, CA, Urban Development Agency
275	6.10%, 05/01/2024	269

	Utilities - Electric - 0.3%
	Municipal Elec Auth Georgia
10,065	6.64%, 04/01/2057	11,690

	Utilities - Water and Sewer - 0.2%
	San Franciso City & County, CA, Public Utilities
8,520	6.00%, 11/01/2040 ‡	10,437

	Total municipal bonds
	(cost $48,390)	$54,508

SENIOR FLOATING RATE INTERESTS ♦ - 0.4%
	Arts, Entertainment and Recreation - 0.0%
	Kabel Deutschland GmbH
$2,135	4.25%, 02/01/2019	$2,138

7

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 0.4% - (continued)
	Finance and Insurance - 0.3%
	Asurion Corp., 2nd Lien Term Loan
$524	9.00%, 05/24/2019	$541
	BNY ConvergEX Group LLC
735	8.75%, 12/17/2017	680
	Chrysler Group LLC
7,862	6.00%, 05/24/2017	8,018
	Macquarie Aircraft Leasing Finance S.A., 2nd Lien Term Loan
1,739	4.23%, 11/29/2013	1,722
		10,961
	Retail Trade - 0.1%
	EB Sports Corp.
5,191	11.50%, 12/31/2015 Þ	5,087

	Total senior floating rate interests
	(cost $17,970)	$18,186

U.S. GOVERNMENT AGENCIES - 55.1%
	FHLMC - 11.4%
$146,200	3.00%, 10/15/2042 ☼	$154,127
33,630	3.46%, 08/25/2018 ►	3,332
76,322	3.94%, 10/25/2020 ►	1,595
20,926	4.00%, 08/01/2025	22,644
55,200	4.50%, 10/15/2039 ☼	59,366
38,700	5.00%, 10/15/2038 ☼	41,941
123,651	5.50%, 10/01/2018 - 06/01/2041	135,045
10,547	5.84%, 05/15/2037 ►	1,905
36,121	6.00%, 04/01/2017 - 11/01/2037	39,949
43,883	6.25%, 01/15/2041	6,258
19,362	6.43%, 12/15/2036	3,323
5,531	6.50%, 07/01/2031 - 08/01/2038	6,309
6	7.50%, 09/01/2029 - 11/01/2031	7
8,938	11.09%, 01/15/2039 ►	1,381
		477,182
	FNMA - 22.5%
190,300	2.50%, 10/12/2027 ☼	199,993
79,400	3.00%, 10/15/2025 - 10/19/2042 ☼	84,028
179,100	3.50%, 10/15/2040 ☼	192,085
133,524	4.00%, 06/01/2025 - 10/01/2041 ☼	146,011
33,746	4.50%, 09/01/2024 - 08/01/2040	36,890
126,390	5.00%, 02/01/2018 - 04/25/2038	138,389
30,595	5.03%, 09/25/2040 ►	4,607
82,323	5.50%, 12/01/2013 - 06/25/2042	79,225
20,593	5.95%, 10/25/2036 ►	3,930
48,372	6.00%, 11/01/2012 - 10/15/2039 ☼	53,672
38	6.50%, 11/01/2014 - 07/01/2032	42
1,217	7.00%, 02/01/2016 - 10/01/2037	1,453
15,950	7.01%, 11/25/2039 ►	3,267
476	7.50%, 11/01/2015 - 05/01/2032	561
2	8.00%, 04/01/2032	2
		944,155
	GNMA - 21.2%
44,100	3.00%, 10/15/2042 ☼	47,221
207,600	3.50%, 12/15/2041 ☼	227,484
160,283	4.00%, 07/20/2040 - 01/15/2041	177,091
234,516	4.50%, 08/15/2033 - 09/15/2041 ‡	260,127
92,878	5.00%, 08/15/2039 - 09/20/2040	103,600
24,305	5.50%, 03/15/2033 - 10/15/2040 ☼	27,149
36,588	6.00%, 12/15/2031 - 06/15/2041 ☼	41,398
7,548	6.50%, 06/15/2028 - 09/15/2032	8,970
22	7.00%, 06/20/2030 - 08/15/2031	27
4	8.50%, 11/15/2024	5
		893,072
	Total U.S. government agencies
	(cost $2,252,658)	$2,314,409

U.S. GOVERNMENT SECURITIES - 13.8%
U.S. Treasury Securities - 13.8%
	U.S. Treasury Bonds - 7.5%
$60,893	3.13%, 11/15/2041 ‡	$64,870
1,309	3.75%, 08/15/2041 ‡	1,565
30,512	4.38%, 05/15/2041 ‡	40,429
49,873	4.75%, 02/15/2041 ‡	69,892
56,541	5.38%, 02/15/2031 ‡	81,781
35,425	6.25%, 05/15/2030 ‡	55,512
		314,049
	U.S. Treasury Notes - 6.3%
763	0.25%, 01/31/2014 ‡	764
1,721	0.38%, 10/31/2012 ‡	1,721
3,158	0.88%, 11/30/2016 - 01/31/2017 ‡	3,207
34,319	1.00%, 10/31/2016 □	35,040
24,425	1.88%, 09/30/2017 ‡	25,919
4,254	2.00%, 11/15/2021 - 02/15/2022 ‡	4,426
175,000	3.13%, 04/30/2017 ‡	195,275
		266,352
		580,401
	Total U.S. government securities
	(cost $552,165)	$580,401

Contracts		Market Value ╪
PUT OPTIONS PURCHASED - 0.0%
Interest Rate Contracts - 0.0%
	EURO 3-Year Mid-Curve
1	Expiration: 12/14/2012, Exercise Price: $98.00 †	$4

	Total put options purchased
	(cost $549)	$4

Shares or Principal Amount		Market Value ╪
PREFERRED STOCKS - 0.1%
	Banks - 0.0%
2	US Bancorp	$1,950

	Diversified Financials - 0.1%
122	Citigroup Capital XIII	3,391

	Total preferred stocks
	(cost $4,975)	$5,341

	Total long-term investments
	(cost $4,600,433)	$4,819,443

8

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 11.3%
Repurchase Agreements - 11.3%
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
10/01/2012 in the amount of $149,960,
collateralized by FHLB 4.91%, 2015,
FHLMC 2.41% - 6.00%, 2027 - 2042,
FNMA 2.05% - 5.94%, 2022 - 2042,
	value of $152,957)
$149,957	0.17%, 09/28/2012		$149,957
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2012 in
the amount of $52,417, collateralized by
FHLMC 4.00% - 4.50%, 2024 - 2026,
FNMA 4.00% - 5.00%, 2035 - 2042,
	GNMA 5.00%, 2039, value of $53,464)
52,416	0.23%, 09/28/2012		52,416
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $40,321, collateralized by U.S. Treasury Note 0.25%, 2015, value of $41,126)
40,320	0.20%, 09/28/2012		40,320
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $48,530, collateralized by FNMA 2.50% - 3.00%, 2027 - 2042, value of $49,500)
48,529	0.25%, 09/28/2012		48,529
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $3,113, collateralized by FNMA 5.00%, 2038, value of $3,175)
3,113	0.25%, 09/28/2012		3,113
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $50,965, collateralized by U.S. Treasury Note 0.88%, 2017, value of $51,984)
50,964	0.20%, 09/28/2012		50,964
TD Securities TriParty Repurchase
Agreement (maturing on 10/01/2012 in
the amount of $108,543, collateralized by
FHLB 1.75% - 3.13%, 2013 - 2021,
FHLMC 0.30% - 6.00%, 2013 - 2042,
FNMA 0.38% - 6.25%, 2013 - 2042, U.S.
Treasury Bill 0.10%, 2012, value of
	$110,712)
108,541	0.20%, 09/28/2012		108,541
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2012 in the amount of $871, collateralized by U.S. Treasury Note 1.50%, 2016, value of $892)
871	0.18%, 09/28/2012		871
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $20,322, collateralized by FHLB 0.84%, 2012, GNMA 2.50% - 13.50%, 2012 - 2042, value of $20,728)
20,321	0.20%, 09/28/2012		20,321
			475,032
	Total short-term investments
	(cost $475,032)		$475,032

	Total investments
	(cost $5,075,465) ▲	126.0%	$5,294,475
	Other assets and liabilities	(26.0)%	(1,092,374)
	Total net assets	100.0%	$4,202,101

9

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2012, the cost of securities for federal income tax purposes was $5,096,411 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$226,901
Unrealized Depreciation	(28,837)
Net Unrealized Appreciation	$198,064

†	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At September 30, 2012, the aggregate value of these securities was $4, which rounds to zero percent of total net assets.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. In addition, cash of $14,651 was received from broker as collateral in connection with swap contracts. Securities valued at $16,753, held on behalf of the Fund at the custody bank, were received from broker as collateral in connection with swap contracts.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2012.

Þ	This security may pay interest in additional principal instead of cash.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2012, the aggregate value of these securities was $381,656, which represents 9.1% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2012, the aggregate value of these securities was $751, which rounds to zero percent of total net assets.

♠	Perpetual maturity security. Maturity date shown is the first call date.

۞	Convertible security.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at September 30, 2012.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $1,075,078 at September 30, 2012.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of September 30, 2012.

10

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at September 30, 2012 as listed in the table below:

Description	Number of Contracts*	Expiration Date	Notional Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	1,104	12/31/2012	$243,382	$243,467	$85
U.S. Treasury 30-Year Bond Future	34	12/19/2012	$5,083	$5,079	$(4)
U.S. Treasury 5-Year Note Future	1,925	12/31/2012	$239,204	$239,918	$714
					$795
Short position contracts:
U.S. Treasury 10-Year Note Future	1,031	12/19/2012	$136,834	$137,623	$(789)
U.S. Treasury CME Ultra Long Term Bond Future	186	12/19/2012	$31,010	$30,731	$279
					$(510)
					$285

* The number of contracts does not omit 000's.

Foreign Currency Contracts Outstanding at September 30, 2012

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
EUR	Buy	10/01/2012	BCLY	$329	$329	$–
EUR	Buy	10/31/2012	GSC	21,802	21,602	(200)
EUR	Sell	10/31/2012	UBS	21,758	21,602	156
MXN	Sell	12/19/2012	RBC	6,241	6,230	11
MXN	Sell	12/19/2012	UBS	6,230	6,230	–
						$(33)

11

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Credit Default Swap Contracts Outstanding at September 30, 2012

Reference Entity	Counterparty	Notional Amount (a)		(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on traded indexes:
Buy protection:
ABX.HE.AA.06	BCLY		$1,569	(0.32)%	07/25/45	$886	$690	$(196)
ABX.HE.AAA.06	BCLY		15,238	(0.18)%	07/25/45	1,593	924	(669)
ABX.HE.AAA.06	GSC		16,876	(0.18)%	07/25/45	1,477	1,025	(452)
ABX.HE.AAA.06	MSC		5,784	(0.18)%	07/25/45	474	351	(123)
ABX.HE.PENAAA.06	BCLY		13,274	(0.11)%	05/25/46	3,651	2,801	(850)
ABX.HE.PENAAA.06	GSC		3,088	(0.11)%	05/25/46	772	652	(120)
ABX.HE.PENAAA.06	JPM		7,490	(0.11)%	05/25/46	1,837	1,581	(256)
ABX.HE.PENAAA.06	MSC		3,890	(0.11)%	05/25/46	943	821	(122)
ABX.HE.PENAAA.07	BCLY		2,286	(0.09)%	08/25/37	1,000	933	(67)
ABX.HE.PENAAA.07	BCLY		5,570	(0.09)%	08/25/37	2,160	2,273	113
ABX.HE.PENAAA.07	GSC		1,371	(0.09)%	08/25/37	565	565	–
CDX.NA.HY.18	BOA		16,988	(5.00)%	06/20/17	1,253	(106)	(1,359)
CDX.NA.HY.18	CSI		182,046	(5.00)%	06/20/17	7,667	(1,138)	(8,805)
CDX.NA.HY.18	GSC		42,372	(5.00)%	06/20/17	662	(265)	(927)
CDX.NA.HY.18	JPM		57,237	(5.00)%	06/20/17	3,123	(358)	(3,481)
CMBX.NA.A.1	DEUT		5,450	(0.35)%	10/12/52	2,518	2,257	(261)
CMBX.NA.A.1	GSC		2,510	(0.35)%	10/12/52	1,136	1,039	(97)
CMBX.NA.AA.1	UBS		6,550	(0.25)%	10/12/52	1,954	1,813	(141)
CMBX.NA.AJ.4	DEUT		3,840	(0.96)%	02/17/51	1,531	1,413	(118)
CMBX.NA.AJ.4	JPM		3,650	(0.96)%	02/17/51	1,227	1,343	116
CMBX.NA.AJ.4	MSC		7,460	(0.96)%	02/17/51	2,918	2,745	(173)
CMBX.NA.AJ.4	UBS		3,170	(0.96)%	02/17/51	1,066	1,167	101
CMBX.NA.AM.3	CSI		3,925	(0.50)%	12/13/49	795	587	(208)
CMBX.NA.AM.3	MSC		3,925	(0.50)%	12/13/49	780	587	(193)
CMBX.NA.AM.4	BCLY		2,355	(0.50)%	02/17/51	412	397	(15)
CMBX.NA.AM.4	JPM		1,775	(0.50)%	02/17/51	418	300	(118)
CMBX.NA.AM.4	MSC		12,150	(0.50)%	02/17/51	2,810	2,051	(759)
CMBX.NA.AM.4	UBS		12,530	(0.50)%	02/17/51	2,500	2,116	(384)
ITRX.EUR.17	JPM	EUR	21,675	(1.00)%	06/20/17	270	418	148
ITRX.EUR.18	GSC	EUR	12,900	(1.00)%	12/20/17	333	296	(37)
ITRX.XOV.17	GSC	EUR	5,640	(5.00)%	06/20/17	(95)	–	95
Total						$48,636	$29,278	$(19,358)
Sell protection:
ABX.HE.PENAAA.07	JPM		$2,116	0.76%	01/25/38	$(1,348)	$(1,076)	$272
CDX.NA.IG.18	CSI		11,675	1.00%	06/20/17	(82)	53	135
CDX.NA.IG.18	MSC		49,315	1.00%	06/20/17	(345)	224	569
CDX.NA.IG.19	GSC		48,375	1.00%	12/20/17	94	26	(68)
CMBX.NA.AA.4	MSC		11,130	1.65%	02/17/51	(7,010)	(6,938)	72
CMBX.NA.AAA.2	DEUT		13,570	0.07%	03/15/49	(763)	(509)	254
CMBX.NA.AAA.2	JPM		475	0.07%	03/15/49	(19)	(18)	1
CMBX.NA.AAA.2	UBS		9,655	0.07%	03/15/49	(514)	(362)	152
CMBX.NA.AAA.3	CSI		1,195	0.08%	12/13/49	(92)	(71)	21
CMBX.NA.AAA.3	DEUT		18,065	0.08%	12/13/49	(1,394)	(1,077)	317
CMBX.NA.AAA.3	JPM		32,700	0.08%	12/13/49	(2,619)	(1,950)	669
CMBX.NA.AAA.3	UBS		14,270	0.08%	12/13/49	(1,240)	(851)	389
CMBX.NA.AAA.5	MSC		6,350	0.35%	02/15/51	(505)	(337)	168
CMBX.NA.AJ.2	JPM		13,120	1.09%	03/15/49	(3,235)	(2,718)	517
CMBX.NA.AJ.3	UBS		5,475	1.47%	12/13/49	(2,154)	(1,876)	278
LCDX.NA.18	BCLY		10,964	2.50%	06/20/17	(95)	97	192
LCDX.NA.18	GSC		8,390	2.50%	06/20/17	158	74	(84)
LCDX.NA.18	GSC		6,366	2.50%	06/20/17	(239)	56	295
PrimeX.ARM.1	MSC		3,368	4.42%	06/25/36	97	301	204
PrimeX.ARM.2	MSC		10,058	4.58%	12/25/37	(738)	(43)	695

12

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Credit Default Swap Contracts Outstanding at September 30, 2012 - (continued)

Reference Entity	Counterparty	Notional Amount (a)	(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on traded indexes: - (continued)
Sell protection: - (continued)
Total					$(22,043)	$(16,995)	$5,048

					$26,593	$12,283	$(14,310)
Credit default swaps on single-name issues:
Buy protection:
Banco Santander S.A.	BCLY	$10,100	(1.00)% / 3.05%	03/20/15	$511	$486	$(25)
Morgan Stanley	JPM	5,975	(1.00)% / 2.24%	09/20/16	554	278	(276)
Total					$1,065	$764	$(301)
Sell protection:
Pacific Gas & Electric Co.	CSI	$7,900	1.00% / 0.81%	09/20/16	$(65)	$60	$125

					$1,000	$824	$(176)
					$27,593	$13,107	$(14,486)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on September 30, 2012. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

Interest Rate Swap Contracts Outstanding at September 30, 2012

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount *	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
JPM	2.00% Fixed	3M LIBOR	40,500	03/20/23	$(251)	$(590)	$(339)

* Notional shown in U.S. dollars unless otherwise noted.

Spreadlock Swap Contracts Outstanding at September 30, 2012

Counterparty	Strike	Payment Amount *	Notional Amount	Determination Date	Market Value ╪	Unrealized Appreciation/ (Depreciation)
BOA†	71.0 bps	(FNMA Rate – 10Y CMS Rate – Strike)% x (Notional Amount)	$375,000	03/21/13	$(128)	$(128)

* This is a spreadlock swap between the 10 Year interest rate swap curve and the yield to maturity on a 30 year FNMA, fixed at 71 bps. If the rate on the 30 year FNMA less the 10 year CMS rate is greater than 71 bps, the Fund will receive money. If the rate on the 30 year FNMA less the 10 year CMS rate is less than 71bps, the Fund will pay BOA.

† The aggregate value of investments valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors at September 30, 2012, was $(128), which rounds to zero percent of total net assets.

13

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shorts Outstanding at September 30, 2012

Description	Principal Amount	Maturity Date	Market Value ╪	Unrealized Appreciation/ Depreciation
FHLMC, 4.00%	$72,800	10/15/2039	$78,249	$(557)
FNMA, 2.50%	146,600	11/12/2027	153,747	–
FNMA, 3.00%	102,700	10/19/2042	108,413	262
FNMA, 3.50%	45,300	10/15/2040	48,584	(676)
FNMA, 5.50%	142,300	10/15/2039	155,996	98
GNMA, 3.50%	71,300	10/15/2041	77,984	(1,089)
GNMA, 3.50%	19,300	12/15/2041	21,149	(214)
GNMA, 4.00%	97,000	10/15/2039	106,942	(559)
GNMA, 4.50%	62,800	11/15/2040	68,933	5
			$819,997	$(2,730)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities
UBS	UBS AG

Currency Abbreviations:
EUR	EURO
MXN	Mexican New Peso

Index Abbreviations:
ABX.HE	Markit Asset Backed Security
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
ITRX.EUR	Markit iTraxx - Europe
ITRX.XOV	Markit iTraxx Index - Europe Crossover
LCDX.NA	Credit Derivatives North American Loan
PrimeX.ARM	Markit PrimeX Mortgage Backed Security

Municipal Bond Abbreviations:
GO	General Obligation
Rev	Revenue

Other Abbreviations:
CMS	Constant Maturity Swap
FHLB	Federal Home Loan Bank.
FHLM	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

14

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

September 30, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$487,700	$–	$415,508	$72,192
Corporate Bonds	1,340,084	–	1,331,574	8,510
Foreign Government Obligations	18,810	–	18,810	–
Municipal Bonds	54,508	–	54,508	–
Preferred Stocks	5,341	3,391	1,950	–
Put Options Purchased	4	–	–	4
Senior Floating Rate Interests	18,186	–	18,186	–
U.S. Government Agencies	2,314,409	–	2,314,409	–
U.S. Government Securities	580,401	–	580,401	–
Short-Term Investments	475,032	–	475,032	–
Total	$5,294,475	$3,391	$5,210,378	$80,706
Credit Default Swaps *	5,898	–	5,898	–
Foreign Currency Contracts *	167	–	167	–
Futures *	1,078	1,078	–	–
Total	$7,143	$1,078	$6,065	$–
Liabilities:
Securities Sold Short	$819,997	$–	$819,997	$–
Total	$819,997	$–	$819,997	$–
Credit Default Swaps *	20,384	–	20,384	–
Foreign Currency Contracts *	200	–	200	–
Futures *	793	793	–	–
Interest Rate Swaps *	339	–	339	–
Spreadlock Swaps *	128	–	–	128
Total	$21,844	$793	$20,923	$128

♦	For the nine-month period ended September 30, 2012, investments valued at $4,764 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

15

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of September 30, 2012
Assets:
Asset & Commercial Mortgage Backed Securities	$24,100	$135	$12,847	†	$2,442	$76,641	$(42,469)	$2,144	$(3,648)	$72,192
Corporate Bonds	12,413	860	101	‡	(37)	8,981	(12,382)	—	(1,426)	8,510
Options Purchased	—	—	(545	)§	—	549	—	—	—	4
Total	$36,513	$995	$12,403		$2,405	$86,171	$(54,851)	$2,144	$(5,074)	$80,706

Liabilities:
Swaps**	$—	$—	$(128	)††	$—	$—	$—	$—	$—	$(128)
Total	$—	$—	$(128)		$—	$—	$—	$—	$—	$(128)

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2012 was $8,600.
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2012 was $155.
§	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2012 was $(545).
**	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/ depreciation on the investment.
††	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2012 was $(128).

Distribution by Credit Quality

as of September 30, 2012

Credit Rating *	Percentage of Net Assets
Aaa / AAA	2.5%
Aa / AA	2.9
A	7.1
Baa / BBB	16.7
Ba / BB	8.2
B	3.2
Caa / CCC or Lower	4.7
Unrated	0.4
U.S. Government Agencies and Securities	68.9
Non Debt Securities and Other Short-Term Instruments	11.4
Other Assets & Liabilities	(26.0)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

16

Hartford Value HLS Fund
Schedule of Investments
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.7%
	Automobiles and Components - 0.8%
79	General Motors Co. ●	$1,798
285	Goodyear (The) Tire & Rubber Co. ●	3,480
		5,278
	Banks - 7.0%
275	BB&T Corp.	9,117
213	PNC Financial Services Group, Inc.	13,419
740	Wells Fargo & Co.	25,563
		48,099
	Capital Goods - 9.6%
75	3M Co.	6,885
82	Boeing Co.	5,725
145	Eaton Corp.	6,846
697	General Electric Co.	15,822
124	Illinois Tool Works, Inc.	7,379
168	Ingersoll-Rand plc	7,534
105	PACCAR, Inc.	4,205
113	Stanley Black & Decker, Inc.	8,599
44	United Technologies Corp.	3,453
		66,448
	Commercial and Professional Services - 1.2%
145	Tyco International Ltd.	8,162

	Consumer Durables and Apparel - 1.5%
143	Mattel, Inc.	5,089
278	Newell Rubbermaid, Inc.	5,316
		10,405
	Diversified Financials - 8.5%
127	Ameriprise Financial, Inc.	7,196
49	BlackRock, Inc.	8,689
225	Citigroup, Inc.	7,352
143	Credit Suisse Group ADR	3,016
74	Goldman Sachs Group, Inc.	8,412
589	JP Morgan Chase & Co.	23,857
230	Solar Cayman Ltd. ⌂■●†	21
		58,543
	Energy - 13.5%
92	Anadarko Petroleum Corp.	6,429
216	Chevron Corp.	25,133
38	EOG Resources, Inc.	4,232
187	Exxon Mobil Corp.	17,133
191	Halliburton Co.	6,429
169	Marathon Oil Corp.	5,001
143	Noble Corp.	5,103
140	Occidental Petroleum Corp.	12,012
81	Royal Dutch Shell plc ADR	5,773
157	Southwestern Energy Co. ●	5,455
		92,700
	Food and Staples Retailing - 1.4%
198	CVS Caremark Corp.	9,585

	Food, Beverage and Tobacco - 5.4%
90	Anheuser-Busch InBev N.V.	7,751
131	General Mills, Inc.	5,210
161	Kraft Foods Group, Inc.	6,668
103	PepsiCo, Inc.	7,262
118	Philip Morris International, Inc.	10,624
		37,515

	Health Care Equipment and Services - 5.5%
125	Baxter International, Inc.	7,533
149	Covidien plc	8,876
149	HCA Holdings, Inc.	4,964
156	St. Jude Medical, Inc.	6,552
179	UnitedHealth Group, Inc.	9,897
		37,822
	Insurance - 7.9%
189	ACE Ltd.	14,285
101	American International Group, Inc. ●	3,325
109	Chubb Corp.	8,308
316	Marsh & McLennan Cos., Inc.	10,707
171	Principal Financial Group, Inc.	4,610
94	Swiss Re Ltd.	6,054
363	Unum Group	6,971
		54,260
	Materials - 5.0%
210	Dow Chemical Co.	6,088
119	E.I. DuPont de Nemours & Co.	6,004
169	International Paper Co.	6,144
147	Mosaic Co.	8,458
98	Nucor Corp.	3,733
347	Steel Dynamics, Inc.	3,893
		34,320
	Media - 3.5%
117	CBS Corp. Class B	4,268
381	Comcast Corp. Class A	13,621
222	Thomson Reuters Corp.	6,421
		24,310
	Pharmaceuticals, Biotechnology and Life Sciences - 8.2%
95	Amgen, Inc.	8,049
93	Johnson & Johnson	6,413
323	Merck & Co., Inc.	14,582
504	Pfizer, Inc.	12,516
44	Roche Holding AG	8,312
158	Teva Pharmaceutical Industries Ltd. ADR	6,546
		56,418
	Retailing - 5.6%
11	AutoZone, Inc. ●	4,140
3,040	Buck Holdings L.P. ⌂●†	5,253
151	Home Depot, Inc.	9,095
140	Kohl's Corp.	7,171
250	Lowe's Co., Inc.	7,550
103	Nordstrom, Inc.	5,666
		38,875
	Semiconductors and Semiconductor Equipment - 4.2%
178	Analog Devices, Inc.	6,988
414	Intel Corp.	9,385
210	Maxim Integrated Products, Inc.	5,592
212	Xilinx, Inc.	7,084
		29,049
	Software and Services - 1.3%
292	Microsoft Corp.	8,706

	Technology Hardware and Equipment - 2.6%
795	Cisco Systems, Inc.	15,184
148	Hewlett-Packard Co.	2,530
		17,714

1

Hartford Value HLS Fund
Schedule of Investments — (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.7% - (continued)
	Telecommunication Services - 2.5%
456	AT&T, Inc.		$17,207

	Utilities - 3.5%
138	Edison International		6,323
81	Entergy Corp.		5,631
50	NextEra Energy, Inc.		3,542
168	Northeast Utilities		6,423
75	PPL Corp.		2,186
			24,105
	Total common stocks
	(cost $565,571)		$679,521

	Total long-term investments (cost $565,571)		$679,521

SHORT-TERM INVESTMENTS - 1.2%
Repurchase Agreements - 1.2%
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
10/01/2012 in the amount of $2,533,
collateralized by FHLB 4.91%, 2015,
FHLMC 2.41% - 6.00%, 2027 - 2042,
FNMA 2.05% - 5.94%, 2022 - 2042, value
	of $2,584)
$2,533	0.17%, 09/28/2012		$2,533
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2012 in the
amount of $885, collateralized by FHLMC
4.00% - 4.50%, 2024 - 2026, FNMA 4.00%
- 5.00%, 2035 - 2042, GNMA 5.00%, 2039,
	value of $903)
885	0.23%, 09/28/2012		885
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $681, collateralized by U.S. Treasury Note 0.25%, 2015, value of $695)
681	0.20%, 09/28/2012		681
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $820, collateralized by FNMA 2.50% - 3.00%, 2027 - 2042, value of $836)
820	0.25%, 09/28/2012		820
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $53, collateralized by FNMA 5.00%, 2038, value of $54)
53	0.25%, 09/28/2012		53
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $861, collateralized by U.S. Treasury Note 0.88%, 2017, value of $878)
861	0.20%, 09/28/2012		861
TD Securities TriParty Repurchase Agreement
(maturing on 10/01/2012 in the amount of
$1,833, collateralized by FHLB 1.75% -
3.13%, 2013 - 2021, FHLMC 0.30% -
6.00%, 2013 - 2042, FNMA 0.38% - 6.25%,
2013 - 2042, U.S. Treasury Bill 0.10%,
	2012, value of $1,870)
1,833	0.20%, 09/28/2012		1,833
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2012 in the amount of $15, collateralized by U.S. Treasury Note 1.50%, 2016, value of $15)
15	0.18%, 09/28/2012		15
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $343, collateralized by FHLB 0.84%, 2012, GNMA 2.50% -13.50%, 2012 - 2042, value of $350)
343	0.20%, 09/28/2012		343
			8,024
	Total short-term investments
	(cost $8,024)		$8,024

	Total investments
	(cost $573,595) ▲	99.9%	$687,545
	Other assets and liabilities	0.1%	1,009
	Total net assets	100.0%	$688,554

2

Hartford Value HLS Fund
Schedule of Investments — (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At September 30, 2012, the cost of securities for federal income tax purposes was $580,962 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$134,270
Unrealized Depreciation	(27,687)
Net Unrealized Appreciation	$106,583

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At September 30, 2012, the aggregate value of these securities was $5,274, which represents 0.8% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At September 30, 2012, the aggregate value of these securities was $21, which rounds to zero percent of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	3,040	Buck Holdings L.P.	$1,123
03/2007	230	Solar Cayman Ltd. - 144A	67

At September 30, 2012, the aggregate value of these securities was $5,274, which represents 0.8% of total net assets.

Foreign Currency Contracts Outstanding at September 30, 2012

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
CHF	Sell	10/01/2012	DEUT	$187	$187	$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

Hartford Value HLS Fund
Schedule of Investments — (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
DEUT	Deutsche Bank Securities, Inc.

Currency Abbreviations:
CHF	Swiss Franc

Other Abbreviations:
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Investment Valuation Hierarchy Level Summary
September 30, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$679,521	$659,881	$14,366	$5,274
Short-Term Investments	8,024	–	8,024	–
Total	$687,545	$659,881	$22,390	$5,274
Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–

♦	For the nine-month period ended September 30, 2012, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2012
Assets:
Common Stocks	$6,825	$2,429	$(874	)*	$—	$—	$(3,106)	$—	$—	$5,274
Total	$6,825	$2,429	$(874)		$—	$—	$(3,106)	$—	$—	$5,274

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2012 was $(874).

4

Item 2.   Controls and Procedures.

(a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.   Exhibits.

(a)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD SERIES FUND, INC.

Date: November 14, 2012	By:	/s/ James E. Davey
James E. Davey
Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 14, 2012	By:	/s/ James E. Davey
James E. Davey
Its: President

Date: November 14, 2012	By:	/s/ Mark A. Annoni
Mark A. Annoni
Its: Vice President, Treasurer and Controller

EXHIBIT LIST

99.CERT	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer